UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4503

AQUILA MUNICIPAL TRUST
(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600
New York, New York 10036
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:   (212) 697-6666

Date of fiscal year end:   3/31/16

Date of reporting period: 9/30/16

FORM N-CSRS

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report September 30, 2016

Please Save the Date for Your 2017 Shareholder Meeting

Thursday, April 20, 2017

Details will be available on our website as the date approaches:

www.aquilafunds.com

or through your financial professional

Aquila Churchill Tax-Free Fund of Kentucky “The Role of Trustees” Serving Kentucky investors since 1987

November, 2016

Dear Fellow Shareholder:

     As you may be aware, the Investment Company Act of 1940 (the “1940 Act”) is the primary federal law governing the structure and operation of mutual funds. It is enforced and regulated by the U.S. Securities and Exchange Commission (the “SEC”) and defines, among other things, certain responsibilities of Trustees.

     Under applicable state law, Trustees are charged, as their primary responsibility, with safeguarding the interests of shareholders. As such, your Trustees seek to act in your best interests, putting your interests ahead of their own interests and those of anyone else, in overseeing the policies and procedures of Aquila Churchill Tax-Free Fund of Kentucky (your “Fund”), as well as the services provided by your Fund’s key service providers.

     Your Trustees’ key role is to be alert and sensitive to any conflicts of interest. By law, a substantial number of the Trustees must be “independent,” meaning that they have no affiliation with any sponsoring or support organization of the Fund. This requirement is in place in an effort to enhance Trustee impartiality. In order to ensure that your Board of Trustees continually maintains adequate independence, your Trustees complete a questionnaire on an annual basis which is, in turn, reviewed by your Fund’s legal counsel. It is also worthy to note that, at all times, a significant percentage of the Trustees must have been elected by you, the shareholders.

     The 1940 Act requires your Board of Trustees to review certain of your Fund’s contracts on at least an annual basis, at which time, the majority of your Trustees, including a majority of the independent Trustees, must be present in person. Moreover, in their review of the contract with your Fund’s adviser, the Trustees seek to consider certain factors and their conclusions are disclosed to you in your Fund’s next annual or semi-annual report (as is the case with this semi-annual report). Your Trustees’ other key responsibilities include oversight of your Fund’s compliance policies and procedures, valuation and risk management.

     Your Board of Trustees oversees the business of your Fund through regular quarterly and ad hoc board meetings, committee meetings (which focus on specific subject matters) and frequent communications. These meetings allow Trustees to be brought up-to-date on the affairs of your Fund, ask questions, and deliberate and vote on issues important to your Fund and its shareholders.

     Selection and nomination of independent Trustees is by the existing independent Trustees. As detailed in the Nominating Committee Charter which is available on your Fund’s website (www.aquilafunds.com), your Board of Trustees seeks to develop and maintain a board of high quality, independence and integrity to best serve your interests. The Trustees associated with the Aquila Group of Funds are additionally selected on the basis of being accomplished individuals of diverse backgrounds from various parts of the United States, including Kentucky. Through this diversity, we strive to provide your Fund with a broad breadth and balance of knowledge and experience. Biographical and other information on your Board of Trustees is available on our website and, by law, is included in your Fund’s annual report and Statement of Additional Information.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Although, not required, Trustees in the Aquila Group of Funds self-impose some additional criteria.

•
In addition to overseeing your Fund, all Trustees are also fellow shareholders. While Trustees, like any investor, must consider, among other things, their own personal investment objectives (including tax benefits afforded the investment by their state of residence) when deciding upon the size of their investment in Aquila Churchill Tax-Free Fund of Kentucky, we believe it is important that each Trustee has “some skin the game.”

•	Consideration is given to including local residents as Trustees. In this way, the Fund can benefit from their hands-on insight and knowledge of their State.

In short, your Board of Trustees are your “watchdogs,” looking over operations of Aquila Churchill Tax-Free Fund of Kentucky.

     It has been our experience that those who have undertaken to serve as Trustees diligently devote their energies, talents and experience to furthering the interests of you, our shareholders.

Sincerely,
Diana P. Herrmann, Vice Chair and President

     Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	General Obligation Bonds (5.5%)	Rating Moody’s, S&P and Fitch	Value

	Henderson County, Kentucky
$330,000	3.000%, 11/01/20	Aa3/NR/NR	$350,962
	Lexington-Fayette Urban
	County, Kentucky
3,600,000	4.000%, 09/01/29	Aa2/AA/NR	4,031,712
4,175,000	4.250%, 05/01/23 NPFG Insured	Aa2/AA/NR	4,185,605
570,000	4.000%, 08/01/21 Series B	Aa2/AA/NR	644,265
	Rowan County, Kentucky
400,000	3.000%, 06/01/21 AGMC Insured	A1/AA/NR	428,932
645,000	3.000%, 06/01/22 AGMC Insured	A1/AA/NR	695,813
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	937,262
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	963,887
	Warren County, Kentucky
615,000	4.000%, 06/01/25	Aa2/AA-/NR	683,001
635,000	4.000%, 06/01/26	Aa2/AA-/NR	703,097
660,000	4.000%, 06/01/27	Aa2/AA-/NR	729,221
	Total General Obligation Bonds		14,353,757

	Revenue Bonds (74.3%)
	State Agency (17.5%)
	Kentucky Asset & Liability Commission
	Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	A2/AA/A+	1,136,760
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,441,780
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,441,600
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,231,670
	Kentucky Economic Development
	Finance Authority Louisville
	Arena Project
2,500,000	5.750%, 12/01/28 AGC Insured	A3/AA/NR	2,638,825
	Kentucky Higher Education Student Loan
400,000	5.000%, 06/01/24 Senior
	Series A AMT	NR/A/A	454,928
1,235,000	3.750%, 06/01/26 Senior
	Series A AMT	NR/A/A	1,255,871
	Kentucky Rural Water Finance Corp.
355,000	4.600%, 02/01/25	NR/A+/NR	370,542
205,000	4.250%, 08/01/19 NPFG Insured	A3/AA-/NR	205,392
210,000	4.250%, 08/01/20 NPFG Insured	A3/AA-/NR	210,401
200,000	4.375%, 08/01/22 NPFG Insured	A3/AA-/NR	200,394

1 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	State Agency (continued)
	Kentucky Rural Water Finance Corp.
	(continued)
240,000	4.500%, 08/01/23 NPFG Insured	A3/AA-/NR	$240,504
255,000	4.500%, 08/01/24 NPFG Insured	A3/AA-/NR	255,533
290,000	4.500%, 08/01/27 NPFG Insured	A3/AA-/NR	290,592
245,000	4.600%, 08/01/28 NPFG Insured	A3/AA-/NR	245,495
315,000	4.625%, 08/01/29 NPFG Insured	A3/AA-/NR	315,614
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	407,846
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	331,053
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	482,654
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	496,890
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	512,463
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	538,716
	Kentucky State Office Building COP
1,640,000	5.000%, 06/15/34	Aa3/NR/NR	1,938,874
	Kentucky State Property and Buildings
	Commission
1,020,000	5.000%, 11/01/20	Aa3/A/A+	1,100,182
1,000,000	5.000%, 10/01/25	Aa3/A/A+	1,207,080
625,000	4.000%, 04/01/26 Project 105	A1/A/A+	701,525
655,000	4.000%, 04/01/27 Project 105	A1/A/A+	730,122
1,500,000	5.000%, 10/01/29 Project 106	Aa3/A/A+	1,783,530
3,000,000	5.000%, 08/01/33 Project 108	Aa3/A/A+	3,535,770
5,000,000	5.000%, 08/01/32 Project 110	Aa3/A/A+	5,914,450
2,500,000	5.000%, 02/01/31 Project 112	Aa3/A/A+	2,989,200
845,000	3.000%, 04/01/20 Project 113	A1/A/A+	892,658
875,000	3.000%, 04/01/21 Project 113	A1/A/A+	932,951
895,000	3.000%, 04/01/22 Project 113	A1/A/A+	961,078
1,055,000	2.500%, 10/01/21 Project 114	Aa3/A/A+	1,109,164
1,510,000	3.000%, 10/01/22 Project 114	Aa3/A/A+	1,627,584
1,400,000	4.000%, 10/01/30 Project 114	Aa3/A/A+	1,558,410
870,000	4.000%, 10/01/31 Project 114	Aa3/A/A+	962,020
170,000	5.375%, 11/01/23 Unrefunded balance	Aa3/A/NR	184,629
85,000	5.500%, 11/01/28 Unrefunded balance	Aa3/A/NR	92,494
320,000	5.250%, 02/01/28 Unrefunded balance
	AGC Insured	NR/AA/NR	348,662
340,000	5.000%, 02/01/29 Unrefunded balance
	AGC Insured	NR/AA/NR	367,540
	Total State Agency		45,643,446

2 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Airports (5.2%)
	Lexington-Fayette Urban County Airport
	Board, Kentucky
$1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	$1,835,351
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	471,396
1,350,000	5.000%, 07/01/30 2012 Series A AMT	Aa2/AA/NR	1,588,532
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	881,175
	Louisville, Kentucky Regional Airport
	Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,501,699
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,795,022
2,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	3,439,376
	Total Airports		13,512,551

	Higher Education (6.4%)
	Boyle County, Kentucky College
	Refunding & Improvement
1,035,000	4.500%, 06/01/22 AGC Insured	A3/AA/NR	1,057,221
200,000	4.625%, 06/01/24 AGC Insured	A3/AA/NR	204,430
	Eastern Kentucky University
	General Receipts
1,250,000	4.000%, 10/01/27	Aa3/A/NR	1,371,875
870,000	4.500%, 04/01/32 Series A	Aa3/NR/NR	1,005,224
	Kentucky Bond Development Corp.
	Industrial Building Revenue Refunding,
	City of Paris (Transylvania University
	Project)
380,000	3.000%, 03/01/20 Series D	NR/A-/NR	400,277
390,000	3.000%, 03/01/21 Series D	NR/A-/NR	415,705
400,000	3.000%, 03/01/22 Series D	NR/A-/NR	425,660
	Lexington-Fayette, Kentucky Urban
	County Government Transylvania
	University Project
1,390,000	4.500%, 03/01/29	NR/A-/NR	1,538,925
	Morehead State University, Kentucky
	General Receipts
1,000,000	5.000%, 04/01/29 Series A	Aa3/NR/NR	1,216,600
1,000,000	4.000%, 04/01/31 Series A	Aa3/NR/NR	1,118,960

3 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Higher Education (continued)
	Murray State University Project,
	Kentucky General Receipts
$1,850,000	4.500%, 03/01/30 Series A	Aa3/NR/NR	$2,124,355
	Northern Kentucky University
	General Receipts
1,095,000	4.000%, 09/01/21 Series B	Aa3/NR/NR	1,233,386
1,190,000	4.000%, 09/01/22 Series B	Aa3/NR/NR	1,359,694
	University of Kentucky General Receipts
2,000,000	4.000%, 04/01/33	Aa2/AA/NR	2,221,700
	University of Louisville, Kentucky
	General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	Aa3/AA-/NR	1,160,810
	Total Higher Education		16,854,822

	Hospital (15.2%)
	City of Ashland, Kentucky, Medical
	Center (Ashland Hospital Corp.)
2,000,000	5.000%, 02/01/22 Series B	Baa2/BBB/A-	2,195,940
2,535,000	5.000%, 02/01/23 Series B	Baa2/BBB/A-	2,766,243
805,000	4.000%, 02/01/32 Series 2016A	Baa2/BBB/A-	847,230
2,035,000	4.000%, 02/01/36 Series 2016A	Baa2/BBB/A-	2,110,336
	Hardin County, Kentucky, Hardin
	Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured	A2/AA/NR	877,928
675,000	5.500%, 08/01/23 AGMC Insured	A2/AA/NR	822,541
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	598,555
	Kentucky Bond Development Corp.
	Hospital Facilities Revenue Refunding
	(St. Elizabeth Medical Center, Inc.)
1,810,000	4.000%, 05/01/32	NR/AA/AA	2,012,123
	Kentucky Economic Development
	Finance Authority, Baptist Healthcare
	System
4,795,000	5.375%, 08/15/24	A3/NR/A+	5,161,338
	Kentucky Economic Development
	Finance Authority, Catholic Health
2,500,000	2.700%, 05/01/39 Series B	A3/A-/BBB+	2,606,600

4 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Hospital (continued)
	Kentucky Economic Development
	Finance Authority, Kings Daughter
	Medical Center
$1,000,000	5.000%, 02/01/30	Baa2/BBB/A-	$1,071,920
	Louisville & Jefferson County, Kentucky
	Metropolitan Government Health
	System, Norton Healthcare, Inc.
1,100,000	5.000%, 10/01/30	NR/A-/A	1,100,000
3,500,000	4.000%, 10/01/34 Series A	NR/A-/A	3,844,540
	Louisville & Jefferson County, Kentucky
	Metropolitan Government, Louisville
	Medical Center, Laundry Facility
	Project
695,000	4.250%, 05/01/23 Series 2012	NR/A-/NR	775,314
	Louisville & Jefferson County, Kentucky
	Metropolitan Government, Louisville
	Medical Center, Steam & Chilled
	Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/A-/NR	1,035,414
	Louisville & Jefferson County, Kentucky
	Metropolitan Government Revenue
	Refunding, Catholic Health Initiatives
1,000,000	5.000%, 12/01/30	A3/A-/BBB+	1,120,410
650,000	5.000%, 12/01/35
	Unrefunded balance	A3/A-/NR	718,562
	Russell, Kentucky Bon Secours
	Health System
3,100,000	5.000%, 11/01/26 Series 2013	A2/A-/A	3,697,649
	Warren County, Kentucky, Warren
	County Community Hospital Corp.
4,975,000	5.000%, 04/01/28	NR/A+/NR	5,722,146
680,000	4.000%, 10/01/29	NR/A+/NR	726,641
	Total Hospital		39,811,430

	Housing (1.4%)
	Kentucky Housing Corporation
	Housing Revenue
30,000	4.500%, 07/01/25	Aaa/AAA/NR	30,049

5 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Housing (continued)
	Kentucky Housing Corporation
	Housing Revenue (continued)
$600,000	4.750%, 07/01/26	Aaa/AAA/NR	$636,882
1,570,000	4.800%, 07/01/22 AMT	Aaa/AAA/NR	1,586,140
	Kentucky Housing Multifamily
	Mortgage Revenue
1,310,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,316,000
	Total Housing		3,569,071

	Local Public Property (7.6%)
	Boyd County, Kentucky Capital Projects
	Corp., Revenue Refunding, First
	Mortgage, Court Facilities Project
655,000	3.000%, 08/01/21	Aa3/NR/NR	699,586
	Jefferson County, Kentucky Capital
	Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa3/NR/AA+	1,605,634
1,950,000	4.375%, 06/01/24 AGMC Insured	Aa3/NR/AA+	1,989,370
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa3/NR/AA+	1,672,029
2,060,000	4.375%, 06/01/26 Series A AGMC
	Insured	Aa3/NR/AA+	2,101,324
1,070,000	4.375%, 06/01/27 Series A AGMC
	Insured	Aa3/NR/AA+	1,091,111
	Kentucky Association of Counties
	Finance Corp. Financing Program
1,145,000	4.250%, 02/01/24	NR/AA-/NR	1,263,324
515,000	4.000%, 02/01/25	NR/AA-/NR	576,692
315,000	5.375%, 02/01/27	NR/AA-/NR	371,832
330,000	5.375%, 02/01/28	NR/AA-/NR	388,007
315,000	3.000%, 02/01/21 Series B	NR/AA-/NR	334,971
350,000	4.000%, 02/01/22 Series B	NR/AA-/NR	394,212
	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-/NR	1,052,460
	Lexington-Fayette Urban County,
	Kentucky Public Facilities
500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR/NR	501,225
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR/NR	501,270

6 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Local Public Property (continued)
	Louisville & Jefferson County, Kentucky
	Visitors & Convention Commission,
	Kentucky International
	Convention Center
$3,090,000	4.000%, 06/01/20	A2/A/NR	$3,372,982
	River City Parking Authority of
	River City, Inc., Kentucky First
	Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa2/AA/NR	1,171,230
	Wolfe County, Kentucky Public Properties
	Corp., First Mortgage Revenue Refunding,
	Justice Center Project
615,000	4.000%, 04/01/23	Aa3/NR/NR	699,532
	Total Local Public Property		19,786,791

	School Building (8.9%)
	Bullitt County, Kentucky School District
	Finance Corp.
1,145,000	4.500%, 04/01/27	Aa3/NR/NR	1,198,506
1,200,000	4.500%, 04/01/28	Aa3/NR/NR	1,255,536
	Campbell County, Kentucky School
	District Finance Corp. School Building
340,000	3.500%, 08/01/22	Aa3/NR/NR	371,181
	Fayette County, Kentucky School
	District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/A+/NR	3,614,100
515,000	4.000%, 08/01/33 Series 2015 D	Aa3/A+/NR	564,265
1,000,000	5.000%, 10/01/27 Series A	A1/A+/NR	1,185,450
750,000	4.250%, 06/01/29 Series A	A1/A+/NR	821,145
	Franklin County, Kentucky School
	District Finance Corp.
1,560,000	4.000%, 06/01/29	Aa3/NR/NR	1,719,869
1,135,000	4.000%, 04/01/24 Second Series	Aa3/NR/NR	1,310,062
	Jefferson County, Kentucky School
	District Finance Corp.
1,975,000	3.000%, 07/01/22 Series A	Aa3/AA-/NR	2,145,225
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	984,249
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,241,195

7 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	School Building (continued)
	Jefferson County, Kentucky School
	District Finance Corp. (continued)
$4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	$4,542,440
	Logan County, Kentucky School
	District Finance Corp., Energy
	Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	Aa3/NR/NR	632,149
615,000	4.000%, 04/01/34 Series 2016	Aa3/NR/NR	673,972
	Shelby County, Kentucky School District
	Finance Corp. School Building
915,000	3.000%, 02/01/21†††	Aa3/NR/NR	975,518
	Total School Building		23,234,862

	Turnpike/Highway (4.6%)
	Kentucky State Turnpike Authority
5,000,000	5.000%, 07/01/29 Series A	Aa2/AA-/A+	5,904,450
4,030,000	5.000%, 07/01/30 Series A	Aa2/AA-/A+	4,897,498
1,000,000	5.000%, 07/01/30 Series A	Aa2/AA-/A+	1,179,090
	Total Turnpike/Highway		11,981,038

	Utilities (7.5%)
	Campbell & Kenton Counties, Kentucky
	(Sanitation District)
2,370,000	4.000%, 08/01/27	Aa3/AA/NR	2,586,476
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa3/AA/NR	1,699,356
300,000	4.300%, 08/01/27 NPFG Insured	Aa3/AA/NR	300,735
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa3/AA/NR	1,453,045
	Kentucky State Municipal Power Agency,
	Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA/NR	1,134,310
	Louisville & Jefferson County, Kentucky
	Metropolitan Sewer District
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	585,245
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	2,265,120
	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR/NR	1,174,460
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR/NR	1,990,035

8 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value
	Utilities (continued)
	Owensboro, Kentucky Electric, Light
	and Power
$1,000,000	5.000%, 01/01/21 AGMC Insured	A2/AA/NR	$1,112,580
3,500,000	5.000%, 01/01/26 AGMC Insured
	Series B	A2/AA/NR	3,892,840
	Owensboro, Kentucky Water Revenue
350,000	5.000%, 09/15/27 Unrefunded balance
	AGC Insured	A1/NR/NR	375,344
	Owensboro-Daviess County, Kentucky
	Regional Water Resource Agency
	Wastewater Refunding & Improvement
930,000	4.375%, 01/01/27 Series A
	Syncora Guarantee, Inc. Insured	NR/A+/NR	936,780
	Total Utilities		19,506,326
	Total Revenue Bonds		193,900,337

	Pre-Refunded Bonds (19.3%)††
	Pre-Refunded General
	Obligation Bonds (0.4%)
	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa1/AA+/AAA	957,388

	Pre-Refunded Revenue Bonds (18.9%)
	State Agency (5.9%)
	Kentucky Asset & Liability Commission
	University of Kentucky Project
500,000	5.000%, 10/01/25 Series B	Aa2/AA/NR	520,745
750,000	5.000%, 10/01/26 Series B	Aa2/AA/NR	781,117
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA/NR	1,041,490
	Kentucky State Property and Buildings
	Commission
1,205,000	5.375%, 11/01/23 Project 90	NR/NR/NR	1,314,149
665,000	5.500%, 11/01/28 Project 90	NR/NR/NR	726,938
2,820,000	5.750%, 04/01/24 Project 91	A1/A/A+	3,023,125
2,625,000	5.750%, 04/01/29 Project 91	A1/A/A+	2,814,079
2,480,000	5.250%, 02/01/28 Project 93
	AGC Insured	NR/AA/NR	2,726,735

9 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Pre-Refunded Bonds (continued)	Rating Moody’s, S&P and Fitch	Value
	State Agency (continued)
	Kentucky State Property and Buildings
	Commission (continued)
$2,160,000	5.000%, 02/01/29 Project 93 AGC
	Insured	NR/AA/NR	$2,362,522
	Total State Agency		15,310,900

	Airports (0.8%)
	Louisville, Kentucky Regional
	Airport Authority
1,060,000	5.000%, 07/01/18 AMT	NR/A+/A+	1,131,370
1,000,000	5.250%, 07/01/23 AGMC
	Insured AMT	NR/NR/A+	1,070,730
	Total Airports		2,202,100

	Higher Education (4.0%)
	Murray State University Project,
	Kentucky General Receipts
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A/NR	769,607
	University of Kentucky General Receipts
885,000	4.500%, 10/01/22
	Syncora Guarantee, Inc. Insured	Aa2/AA/NR	885,000
1,545,000	4.500%, 10/01/23
	Syncora Guarantee, Inc. Insured	Aa2/AA/NR	1,545,000
1,625,000	4.500%, 10/01/25
	Syncora Guarantee, Inc. Insured	Aa2/AA/NR	1,625,000
1,010,000	4.500%, 10/01/26
	Syncora Guarantee, Inc. Insured	Aa2/AA/NR	1,010,000
	Western Kentucky University
	General Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG
	Insured	Aa3/AA-/NR	2,060,660
2,475,000	4.200%, 09/01/26 Series A NPFG
	Insured	Aa3/AA-/NR	2,550,067
	Total Higher Education		10,445,334

	Hospital (0.8%)
	Louisville & Jefferson County, Kentucky
	Metropolitan Government Revenue,
	Catholic Health Initiatives
1,715,000	5.000%, 12/01/35	NR/NR/NR*	2,069,250

10 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Pre-Refunded Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Local Public Property (0.5%)
	Grant County, Kentucky Public Property
	Corp. Justice Center Project
$1,000,000	4.500%, 12/01/24	Aa3/NR/NR	$1,041,990
	Laurel County, Kentucky Public
	Property Corp. Justice Center Project
250,000	4.625%, 03/01/28	Aa3/NR/NR	263,085
	Total Local Public Property		1,305,075

	School Building (3.3%)
	Boone County, Kentucky School District
	Finance Corp. School Building
	Revenue
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR/NR	1,266,787
	Kenton County, Kentucky School
	District Finance Corp.
590,000	4.250%, 10/01/22 AGMC Insured	Aa3/NR/NR	590,000
	Ohio County, Kentucky School
	Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR/NR	834,682
325,000	4.500%, 05/01/25	Aa3/NR/NR	343,382
	Oldham County, Kentucky School
	District Finance Corp.
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR/NR	1,033,030
	Owensboro, Kentucky Independent
	School District Finance Corp. School
	Building Revenue
890,000	4.375%, 09/01/24	Aa3/NR/NR	948,473
	Pendleton County, Kentucky School
	District Finance Corp. School
	Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR/NR	737,497
	Pike County, Kentucky School Building
	Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR/NR	1,402,208
	Spencer County, Kentucky School
	District Finance Corp., School
	Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR/NR	1,030,000

11 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Pre-Refunded Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	School Building (continued)
	Warren County, Kentucky School
	District Finance Corp.
$500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR/NR	$525,870
	Total School Building		8,711,929

	Turnpike/Highway (3.5%)
	Kentucky State Turnpike Authority
3,500,000	5.000%, 07/01/25	Aa2/AA-/A+	3,883,285
1,000,000	5.000%, 07/01/25	Aa2/AA-/A+	1,070,930
2,750,000	5.000%, 07/01/27	Aa2/AA-/A+	2,945,057
1,100,000	5.000%, 07/01/28	Aa2/AA-/A+	1,178,023
	Total Turnpike/Highway		9,077,295

	Utilities (0.1%)
	Owensboro, Kentucky Water Revenue
150,000	5.000%, 09/15/27 AGC Insured	A1/NR/NR	161,706
	Total Pre-Refunded Revenue Bonds		49,283,589
	Total Pre-Refunded Bonds		50,240,977
	Total Municipal Bonds (cost $246,388,004)		258,495,071

Shares	Short-Term Investment (1.1%)
2,921,275	Dreyfus Tax Exempt Cash Management,
	Institutional Shares, 0.55%**
	(cost $2,921,275)	NR/Aaam/NR	2,921,275
	Total Investments
	(cost $249,309,279-note 4)	100.2%	261,416,346
	Other assets less liabilities	(0.2)	(439,664)
	Net Assets	100.0%	$260,976,682

	Portfolio Distribution By Quality Rating		Percent of Investments†
	Aaa of Moody’s or AAA of S&P		0.9%
	Pre-refunded bonds††		19.4
	Aa of Moody’s or AA of S&P or Fitch		54.9
	A of Moody’s or S&P or Fitch		24.3
	Not Rated*		0.5
			100.0%

12 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSROs.

††	Pre-refunded bonds are bonds secured by an escrow account, comprised of U.S. Government Obligations (unless otherwise noted), to retire the bonds at their earliest call date.

†††	Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

13 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2016 (unaudited)

ASSETS
Investments at value (cost $249,309,279)	$261,416,346
Interest receivable	2,984,296
Receivable for Fund shares sold	26,997
Other assets	19,604
Total assets	264,447,243
LIABILITIES
Payable for investment securities purchased	3,087,575
Payable for Fund shares redeemed	54,347
Dividends payable	178,451
Management fee payable	91,174
Distribution and service fees payable	2,666
Accrued expenses payable	56,348
Total liabilities	3,470,561

NET ASSETS	$260,976,682
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$239,757
Additional paid-in capital	248,879,706
Net unrealized appreciation on investments (note 4)	12,107,067
Undistributed net investment income	236,657
Accumulated net realized loss on investments	(486,505)
	$260,976,682
CLASS A
Net Assets	$196,566,331
Capital shares outstanding	18,059,196
Net asset value and redemption price per share	$10.88
Maximum offering price per share (100/96 of $10.88)	$11.33

CLASS C
Net Assets	$10,112,477
Capital shares outstanding	929,586
Net asset value and offering price per share	$10.88
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.88	*
CLASS I
Net Assets	$8,594,989
Capital shares outstanding	790,004
Net asset value, offering and redemption price per share	$10.88
CLASS Y
Net Assets	$45,702,885
Capital shares outstanding	4,196,903
Net asset value, offering and redemption price per share	$10.89

See accompanying notes to financial statements.

14 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2016 (unaudited)

Investment Income:

Interest income		$4,669,895

Expenses:

Management fee (note 3)	$529,773
Distribution and service fees (note 3)	203,640
Transfer and shareholder servicing agent
fees (note 3)	87,731
Trustees’ fees and expenses (note 7)	47,466
Legal fees	27,261
Fund accounting fees	19,646
Auditing and tax fees	10,562
Shareholders’ reports	6,443
Insurance	5,599
Registration fees and dues	5,561
Chief compliance officer services (note 3)	4,491
Custodian fees	4,367
Miscellaneous	17,322
Total expenses		969,862
Net investment income		3,700,033

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	221,048
Change in unrealized appreciation on
investments	(20,783)

Net realized and unrealized gain (loss) on
investments		200,265
Net change in net assets resulting from
operations		$3,900,298

See accompanying notes to financial statements.

15 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Year Ended
	(unaudited)	March 31, 2016
OPERATIONS:
Net investment income	$3,700,033	$7,213,387
Net realized gain (loss) from
securities transactions	221,048	256,955
Change in unrealized appreciation
on investments	(20,783)	(908,663)
Change in net assets from
operations	3,900,298	6,561,679

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(2,741,590)	(5,606,743)

Class C Shares:
Net investment income	(100,801)	(218,711)

Class I Shares:
Net investment income	(115,214)	(237,826)

Class Y Shares:
Net investment income	(724,481)	(1,143,110)
Change in net assets from
distributions	(3,682,086)	(7,206,390)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	22,037,398	42,879,350
Reinvested dividends and
distributions	2,299,106	4,664,954
Cost of shares redeemed	(18,167,277)	(29,466,029)
Change in net assets from capital
share transactions	6,169,227	18,078,275

Change in net assets	6,387,439	17,433,564

NET ASSETS:
Beginning of period	254,589,243	237,155,679

End of period*	$260,976,682	$254,589,243

*Includes undistributed net investment income of:	$236,657	$218,710

See accompanying notes to financial statements.

16 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2016 (unaudited)

1. Organization

     Aquila Churchill Tax-Free Fund of Kentucky (the “Fund”), a series of Aquila Municipal Trust (prior to October 12, 2013, the Fund operated under the name Churchill Tax-Free Fund of Kentucky), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

17 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2016:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices - Short-term Investment	$2,921,275
Level 2 – Other Significant Observable
Inputs — Municipal Bonds	258,495,071
Level 3 – Significant Unobservable Inputs	—
Total	$261,416,346

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2013–2015) or expected to be taken in the Fund’s 2016 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

18 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2016, the Fund decreased additional paid in capital by $112,779, and decreased accumulated realized loss by $112,779. These reclassifications had no effect on net assets or net asset value per share

i)
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all of the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% on the Fund’s average net assets.

19 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2016, distribution fees on Class A Shares amounted to $147,346 of which the Distributor retained $4,532.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2016, amounted to $38,958. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2016, amounted to $12,986. For the six months ended September 30, 2016, the total of these payments with respect to Class C Shares amounted to $51,944 of which the Distributor retained $11,751.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.10%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.25%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended September 30, 2016, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $15,224 of which $4,350 related to the Plan and $10,874 related to the Shareholder Services Plan.

20 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Kentucky, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2016, total commissions on sales of Class A Shares amounted to $188,657 of which the Distributor received $16,213.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2016, purchases of securities and proceeds from the sales of securities aggregated $45,605,049 and $37,576,893, respectively.

     At September 30, 2016, the aggregate tax cost for all securities was $249,258,381. At September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $12,211,373 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $53,408 for a net unrealized appreciation of $12,157,965.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers’ ability to meet their obligations.

21 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

6. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2016		Year Ended
	(unaudited)		March 31, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,143,383	$12,487,386	1,625,075	$17,578,663
Reinvested dividends and
distributions	181,642	1,981,438	371,104	4,016,001
Cost of shares redeemed	(651,822)	(7,124,034)	(1,756,446)	(19,003,005)
Net change	673,203	7,344,790	239,733	2,591,659
Class C Shares:
Proceeds from shares sold	120,198	1,311,769	261,322	2,825,198
Reinvested dividends and
distributions	7,841	85,497	16,671	180,361
Cost of shares redeemed	(144,255)	(1,576,041)	(255,887)	(2,765,902)
Net change	(16,216)	(178,775)	22,106	239,657
Class I Shares:
Proceeds from shares sold	9,651	105,000	68,656	742,565
Reinvested dividends and
distributions	10,357	113,059	21,748	235,360
Cost of shares redeemed	(25,326)	(275,677)	(11,837)	(128,371)
Net change	(5,318)	(57,618)	78,567	849,554
Class Y Shares:
Proceeds from shares sold	745,033	8,133,243	2,005,739	21,732,924
Reinvested dividends and
distributions	10,901	119,112	21,532	233,232
Cost of shares redeemed	(840,041)	(9,191,525)	(698,447)	(7,568,751)
Net change	(84,107)	(939,170)	1,328,824	14,397,405
Total transactions in Fund
shares	567,562	$6,169,227	1,669,230	$18,078,275

22 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

7. Trustees’ Fees and Expenses

     For the six months ended September 30, 2016, there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2016 was $38,325. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended September 30, 2016, such meeting-related expenses amounted to $9,141.

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and Commonwealth of Kentucky income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2016, the Fund had capital loss carryforwards of $654,083 of which $175,082 expires in 2017 and $479,001 has no expiration and retains its character of short-term.

23 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

     The tax character of distributions was as follows:

	Year	Year
	Ended	Ended
	March 31, 2016	March 31, 2015
Net tax-exempt income	$7,178,304	$7,125,154
Ordinary Income	28,086	–
	$7,206,390	$7,125,154

     As of March 31, 2016, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(654,083)
Unrealized appreciation	12,271,735
Undistributed tax-exempt income	178,062
Other temporary differences	(156,707)
$11,639,007

     The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the tax treatment of market discount amortization.

24 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A

	Six Months Ended		Year	Year	Year		Three Months		Year Ended December 31,
	9/30/16 (unaudited)		Ended 3/31/16	Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011
Net asset value, beginning of period	$10.88		$10.91	$10.65	$10.97		$11.07		$10.84	$10.26
Income from investment operations:
Net investment income(1)	0.16		0.32	0.33	0.34		0.08		0.36	0.39
Net gain (loss) on securities (both
realized and unrealized)	–		(0.03)	0.26	(0.32)		(0.10)		0.23	0.58
Total from investment operations	0.16		0.29	0.59	0.02		(0.02)		0.59	0.97
Less distributions (note 9):
Dividends from net investment income	(0.16)		(0.32)	(0.33)	(0.34)		(0.08)		(0.36)	(0.39)
Distributions from capital gains	–		–	–	–		–		–	–
Total distributions	(0.16)		(0.32)	(0.33)	(0.34)		(0.08)		(0.36)	(0.39)
Net asset value, end of period	$10.88		$10.88	$10.91	$10.65		$10.97		$11.07	$10.84
Total return (not reflecting sales charge)	1.41	%(2)	2.75%	5.61%	0.21%		(0.14	)%(2)	5.53%	9.64%
Ratios/supplemental data
Net assets, end of period (in millions)	$197		$189	$187	$188		$215		$219	$199
Ratio of expenses to average net assets	0. 73	%(3)	0.73%	0.78%	0.80	%(4)	0.77	%(3)	0.76%	0.77%
Ratio of net investment income to
average net assets	2.83	%(3)	3.00%	3.07%	3.18	%(4)	3.11	%(3)	3.30%	3.73%
Portfolio turnover rate	15	%(2)	7%	14%	9%		2	%(2)	12%	12%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.76% and 3.22%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

25 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months Ended		Year	Year	Year		Three Months		Year Ended December 31,
	9/30/16 (unaudited)		Ended 3/31/16	Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011
Net asset value, beginning of period	$10.87		$10.90	$10.64	$10.96		$11.07		$10.83	$10.25
Income from investment operations:
Net investment income(1)	0.11		0.23	0.24	0.25		0.06		0.27	0.30
Net gain (loss) on securities (both
realized and unrealized)	0.01		(0.03)	0.26	(0.32)		(0.11)		0.24	0.58
Total from investment operations	0.12		0.20	0.50	(0.07)		(0.05)		0.51	0.88
Less distributions (note 9):
Dividends from net investment income	(0.11)		(0.23)	(0.24)	(0.25)		(0.06)		(0.27)	(0.30)
Distributions from capital gains	–		–	–	–		–		–	–
Total distributions	(0.11)		(0.23)	(0.24)	(0.25)		(0.06)		(0.27)	(0.30)
Net asset value, end of period	$10.88		$10.87	$10.90	$10.64		$10.96		$11.07	$10.83
Total return (not reflecting CDSC)	1.07	%(2)	1.88%	4.72%	(0.64)%		(0.44	)%(2)	4.73%	8.72%
Ratios/supplemental data
Net assets, end of period (in millions)	$10		$10	$10	$10		$12		$13	$9
Ratio of expenses to average net assets	1.59	%(3)	1.58%	1.63%	1.65	%(4)	1.62	%(3)	1.61%	1.62%
Ratio of net investment income to
average net assets	1.98	%(3)	2.14%	2.21%	2.33	%(4)	2.26	%(3)	2.43%	2.87%
Portfolio turnover rate	15	%(2)	7%	14%	9%		2	%(2)	12%	12%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.61% and 2.37%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

26 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months Ended		Year	Year	Year		Three Months		Year Ended December 31,
	9/30/16 (unaudited)		Ended 3/31/16	Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011
Net asset value, beginning of period	$10.87		$10.90	$10.64	$10.97		$11.07		$10.83	$10.25
Income from investment operations:
Net investment income(1)	0.15		0.31	0.32	0.32		0.08		0.34	0.37
Net gain (loss) on securities (both
realized and unrealized)	0.01		(0.03)	0.26	(0.33)		(0.10)		0.24	0.58
Total from investment operations	0.16		0.28	0.58	(0.01)		(0.02)		0.58	0.95
Less distributions (note 9):
Dividends from net investment income	(0.15)		(0.31)	(0.32)	(0.32)		(0.08)		(0.34)	(0.37)
Distributions from capital gains	–		–	–	–		–		–	–
Total distributions	(0.15)		(0.31)	(0.32)	(0.32)		(0.08)		(0.34)	(0.37)
Net asset value, end of period	$10.88		$10.87	$10.90	$10.64		$10.97		$11.07	$10. 83
Total return	1.43	%(2)	2.61%	5.46%	(0.05)%		(0.18	)%(2)	5.47%	9.48%
Ratios/supplemental data
Net assets, end of period (in millions)	$9		$9	$8	$7		$7		$7	$7
Ratio of expenses to average net assets	0.87	%(3)	0.87%	0.92%	0.96	%(4)	0.94	%(3)	0.91%	0.92%
Ratio of net investment income to
average net assets	2.69	%(3)	2.86%	2.93%	3.02	%(4)	2.94	%(3)	3.15%	3.58%
Portfolio turnover rate	15	%(2)	7%	14%	9%		2	%(2)	12%	12%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.92% and 3.06%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

27 | Aquila Churchill Tax-Free Fund of Kentucky

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months Ended		Year	Year	Year		Three Months		Year Ended December 31,
	9/30/16 (unaudited)		Ended 3/31/16	Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011
Net asset value, beginning of period	$10.88		$10.91	$10.65	$10.98		$11.08		$10.84	$10.26
Income from investment operations:
Net investment income(1)	0.16		0.34	0.35	0.35		0.09		0.38	0.41
Net gain (loss) on securities (both
realized and unrealized)	0.01		(0.03)	0.26	(0.33)		(0.10)		0.24	0.58
Total from investment operations	0.17		0.31	0.61	0.02		(0.01)		0.62	0.99
Less distributions (note 9):
Dividends from net investment income	(0.16)		(0.34)	(0.35)	(0.35)		(0.09)		(0.38)	(0.41)
Distributions from capital gains	–		–	–	–		–		–	–
Total distributions	(0.16)		(0.34)	(0.35)	(0.35)		(0.09)		(0.38)	(0.41)
Net asset value, end of period	$10.89		$10.88	$10.91	$10.65		$10.98		$11.08	$10.84
Total return	1. .58	%. (2)	2.92%	5.77%	0.27%		(0.10	)%(2)	5.78%	9.81%
Ratios/supplemental data
Net assets, end of period (in millions)	$46		$47	$32	$29		$35		$34	$33
Ratio of expenses to average net assets	0.58	%(3)	0.58%	0.63%	0.65	%(4)	0.62	%(3)	0.61%	0.62%
Ratio of net investment income to
average net assets	2.99	(3)%	3.15%	3.21%	3.33	%(4)	3.26	%(3)	3.45%	3.89%
Portfolio turnover rate	15	%. (2)	7%	14%	9%		2	%(2)	12%	12%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.61% and 3.37%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

28 | Aquila Churchill Tax-Free Fund of Kentucky

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2016 and held for the six months ended September 30, 2016.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2016

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	1.41%	$1,000.00	$1,014.10	$3.69
Class C	1.07%	$1,000.00	$1,010.70	$8.01
Class I	1.43%	$1,000.00	$1,014.30	$4.39
Class Y	1.58%	$1,000.00	$1,015.80	$2.93

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.73%, 1.59%, 0.87% and 0.58% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

29 | Aquila Churchill Tax-Free Fund of Kentucky

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2016

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.41	$3.70
Class C	5.00%	$1,000.00	$1,017.10	$8.04
Class I	5.00%	$1,000.00	$1,020.71	$4.41
Class Y	5.00%	$1,000.00	$1,022.16	$2.94

(1)
Expenses are equal to the annualized expense ratio of 0.73%, 1.59%, 0.87% and 0.58% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

30 | Aquila Churchill Tax-Free Fund of Kentucky

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2016, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2016, $7,178,304 of dividends paid by Aquila Churchill Tax-Free Fund of Kentucky, constituting 99.6% of total dividends paid, were exempt-interest dividends; and the balance was ordinary income.

     Prior to February 15, 2017, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2016 calendar year.

31 | Aquila Churchill Tax-Free Fund of Kentucky

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2016. The independent Trustees met telephonically on August 30, 2016 and in person on September 18, 2016 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”).  In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

     At the meeting held on September 18, 2016, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2017. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Mr. Royden Durham and Mr. Todd Curtis as co-portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. The Trustees noted the extensive experience of the co-portfolio managers. They considered that Mr. Durham is based in Louisville, Kentucky and that he has a comprehensive understanding regarding the economy of the State of Kentucky and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies. The Trustees also noted that the Fund did not own any Puerto Rico municipal bonds during the review period.

32 | Aquila Churchill Tax-Free Fund of Kentucky

     The Trustees noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund

     The Trustees reviewed the Fund’s performance (Class A shares) and compared its performance to the performance of:

•
the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (four Kentucky intermediate and long municipal bond funds, as classified by Morningstar; three of the funds charge a front-end sales charge and one fund is a no-load fund);

•
the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was lower than the average annual total return of the funds in the Peer Group for each of the one, three, five and ten-year periods ended June 30, 2016. The Trustees also considered that, as reflected in the Consultant’s Report, the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for each of the five and ten-year periods ended June 30, 2016, but lower than the average annual total return of the funds in the Product Category for Performance for each of the one and three-year periods ended June 30, 2016. The Trustees further considered that the Fund outperformed its benchmark index for the three and five year-periods but underperformed its benchmark index for the one and ten-year periods, all as of June 30, 2016. The Trustees noted that a no-load fund was included in the Peer Group and considered the impact of the inclusion of such fund in the average annual return of the funds in the Peer Group. The Trustees considered that, as reflected in the Consultant’s Report, the Fund was in the first quintile on a risk-adjusted basis for the three and five year periods ended June 30, 2016 (as evidenced by its Sharpe ratio) when compared to the funds in the Product Category for Performance. The Trustees also noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses.

33 | Aquila Churchill Tax-Free Fund of Kentucky

     The Trustees discussed the Fund’s performance record with the Manager and considered the Manager’s view that the Fund’s performance, as compared to its peer group, was explained in part by the Fund’s generally higher-quality portfolio and lower duration. The Trustees also considered the surge in refunding of portfolio securities during the period and the Manager’s current goal to seek to slightly lengthen the average maturity of the Fund’s portfolio.

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Fund Expenses

     The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•
the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 4-7 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was less than the average and median contractual advisory fees of the funds in the Peer Group (at the Fund’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels). They also noted that the Fund’s management fee and expenses (for Class A shares) were lower than the average actual management fee and expenses, respectively, of the funds in both the Product Category for Expenses and the Peer Group, respectively (after giving effect to fee waivers and expense reimbursements in effect for those funds).

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that in most instances the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

     The Trustees concluded that the advisory fee and expenses of the Fund were reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

34 | Aquila Churchill Tax-Free Fund of Kentucky

Profitability

     The Trustees received materials from the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. The Trustees considered that the materials indicated that the Fund’s fees are already generally lower than those of its peers, including those funds with breakpoints. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

35 | Aquila Churchill Tax-Free Fund of Kentucky

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Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Board of Trustees
John C. Lucking, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Grady Gammage, Jr.
Glenn P. O’Flaherty
James R. Ramsey
Laureen L. White

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Todd W. Curtis, Senior Vice President
and Co-Portfolio Manager
Royden P. Durham, Vice President
and Co-Portfolio Manager
Brandon M. Moody, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
THE BANK OF NEW YORK MELLON
225 Liberty Street
New York, New York 10286

Further information is contained in the Prospectus,
which must precede or accompany this report.

Semi-Annual Report September 30, 2016

Please Save the Date for Your 2017 Shareholder Meeting

Wednesday, April 26, 2017

Providence, Rhode Island Convention Center

Details will be available on our website as the date approaches:

www.aquilafunds.com

or through your financial professional

Aquila Narragansett Tax-Free Income Fund “The Role of Trustees” Serving Rhode Island investors since 1992

November, 2016

Dear Fellow Shareholder:

     As you may be aware, the Investment Company Act of 1940 (the “1940 Act”) is the primary federal law governing the structure and operation of mutual funds. It is enforced and regulated by the U.S. Securities and Exchange Commission (the “SEC”) and defines, among other things, certain responsibilities of Trustees.

     Under applicable state law, Trustees are charged, as their primary responsibility, with safeguarding the interests of shareholders. As such, your Trustees seek to act in your best interests, putting your interests ahead of their own interests and those of anyone else, in overseeing the policies and procedures of Aquila Narragansett Tax-Free Income Fund (your “Fund”), as well as the services provided by your Fund’s key service providers.

     Your Trustees’ key role is to be alert and sensitive to any conflicts of interest. By law, a substantial number of the Trustees must be “independent,” meaning that they have no affiliation with any sponsoring or support organization of the Fund. This requirement is in place in an effort to enhance Trustee impartiality. In order to ensure that your Board of Trustees continually maintains adequate independence, your Trustees complete a questionnaire on an annual basis which is, in turn, reviewed by your Fund’s legal counsel. It is also worthy to note that, at all times, a significant percentage of the Trustees must have been elected by you, the shareholders.

     The 1940 Act requires your Board of Trustees to review certain of your Fund’s contracts on at least an annual basis, at which time, the majority of your Trustees, including a majority of the independent Trustees, must be present in person. Moreover, in their review of the contracts with your Fund’s adviser and sub-adviser, the Trustees seek to consider certain factors and their conclusions are disclosed to you in your Fund’s next annual or semi-annual report (as is the case with this semi-annual report). Your Trustees’ other key responsibilities include oversight of your Fund’s compliance policies and procedures, valuation and risk management.

     Your Board of Trustees oversees the business of your Fund through regular quarterly and ad hoc board meetings, committee meetings (which focus on specific subject matters) and frequent communications. These meetings allow Trustees to be brought up-to-date on the affairs of your Fund, ask questions, and deliberate and vote on issues important to your Fund and its shareholders.

     Selection and nomination of independent Trustees is by the existing independent Trustees. As detailed in the Nominating Committee Charter which is available on your Fund’s website (www.aquilafunds.com), your Board of Trustees seeks to develop and maintain a board of high quality, independence and integrity to best serve your interests. The Trustees associated with the Aquila Group of Funds are additionally selected on the basis of being accomplished individuals of diverse backgrounds from various parts of the United States, including Rhode Island. Through this diversity, we strive to provide your Fund with a broad breadth and balance of knowledge and experience. Biographical and other information on your Board of Trustees is available on our website and, by law, is included in your Fund’s annual report and Statement of Additional Information.

NOT A PART OF THE SEMI-ANNUAL REPORT

Although, not required, Trustees in the Aquila Group of Funds self-impose some additional criteria.

•
In addition to overseeing your Fund, all Trustees are also fellow shareholders. While Trustees, like any investor, must consider, among other things, their own personal investment objectives (including tax benefits afforded the investment by their state of residence) when deciding upon the size of their investment in Aquila Narragansett Tax-Free Income Fund, we believe it is important that each Trustee has “some skin the game.”

•	Consideration is given to including local residents as Trustees. In this way, the Fund can benefit from their hands-on insight and knowledge of their State.

In short, your Board of Trustees are your “watchdogs,” looking over operations of Aquila Narragansett Tax-Free Income Fund.

     It has been our experience that those who have undertaken to serve as Trustees diligently devote their energies, talents and experience to furthering the interests of you, our shareholders.

Sincerely,
Diana P. Herrmann, Vice Chair and President

     Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	General Obligation Bonds (27.9%)	Rating Moody’s, S&P and Fitch	Value

	Barrington, Rhode Island
$1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$1,183,493
	Bristol, Rhode Island
2,200,000	4.000%, 02/15/26 AGC Insured	Aa2/AA+/NR	2,340,822
2,000,000	4.375%, 02/15/29 AGC Insured	Aa2/AA+/NR	2,143,480
	Coventry, Rhode Island
500,000	3.375%, 11/01/21 AGMC Insured	A1/NR/NR	542,050
1,605,000	3.625%, 03/15/27 MAC Insured	A1/AA/NR	1,771,246
	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,527,990
750,000	4.300%, 07/01/30 AGMC Insured
	Series 2010 A	A1/AA/AA+	819,765
1,515,000	4.250%, 07/15/24 BAMI Insured
	Series B	A1/AA/AA+	1,761,733
1,570,000	4.250%, 07/15/25 BAMI Insured
	Series B	A1/AA/AA+	1,840,637
	Cumberland, Rhode Island
1,000,000	4.250%, 08/01/17 AGMC Insured	Aa3/AA/NR	1,027,120
600,000	4.250%, 08/01/18 AGMC Insured	Aa3/AA/NR	635,454
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA/NR	569,010
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA/NR	573,925
	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA/NR	2,746,650
	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	559,660
	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A3/AA-/NR	1,084,199
1,020,000	3.700%, 06/01/33 Series A	A3/AA-/NR	1,084,291
	Lincoln, Rhode Island
2,245,000	3.500%, 08/01/24 Series A	Aa2/NR/AA	2,539,768
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AA	2,530,292
	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,153,299
	North Kingstown, Rhode Island
1,040,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	1,123,876
	North Smithfield, Rhode Island
825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	912,698
	Pawtucket, Rhode Island
1,950,000	4.500%, 07/15/26 AGC Insured	A3/NR/NR	2,108,535

1 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Pawtucket, Rhode Island (continued)
$1,500,000	4.750%, 07/15/29 AGC Insured	A3/NR/NR	$1,627,410
1,010,000	4.000%, 11/01/25 AGMC Insured	A2/AA/NR	1,130,978
	Providence, Rhode Island
1,500,000	5.000%, 01/15/23 Series 2010 A
	AGMC Insured Refunding	A2/AA/NR	1,664,055
1,500,000	5.000%, 01/15/26 Series 2010 A
	AGMC Insured Refunding	A2/AA/NR	1,653,750
975,000	3.625%, 01/15/29 Series A
	AGMC Insured	A2/AA/BBB-	1,014,136
2,510,000	3.750%, 01/15/30 Series A
	AGMC Insured	A2/AA/BBB-	2,619,838
1,000,000	3.750%, 01/15/32 Series A
	AGMC Insured	A2/AA/BBB-	1,036,790
500,000	4.000%, 07/15/19 Series A Refunding	Baa1/BBB/NR	536,420
	Rhode Island State & Providence
	Plantations Consolidated Capital
	Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,306,660
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,487,943
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	2,035,040
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	2,016,580
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,322,971
1,750,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,807,137
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,780,995
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,456,640
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,501,400
	Richmond, Rhode Island
1,020,000	3.000%, 08/01/24 .	Aa3/NR/NR	1,113,738
	Warwick, Rhode Island
1,015,000	4.000%, 08/01/17 AGMC Insured
	Series 2008	A1/AA/NR	1,039,604
2,000,000	4.000%, 08/01/22 AGMC Insured
	Series 2015 B	NR/AA/NR	2,275,340
	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,305,249
	West Warwick, Rhode Island
1,900,000	4.625%, 04/01/26 AGC Insured	A3/NR/NR	2,055,192
1,000,000	4.750%, 04/01/29 AGC Insured	A3/NR/NR	1,076,300

2 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	West Warwick, Rhode Island (continued)
$795,000	5.000%, 10/01/32 BAMI Series A	Baa2/AA/NR	$943,562
	Total General Obligation Bonds		72,387,721

	Revenue Bonds (61.3%)

	Development (5.3%)
	Providence, Rhode Island Redevelopment
	Agency Refunding Public Safety
	Building Project
1,680,000	5.000%, 04/01/26 AGMC Insured
	Series A	A2/AA/NR	2,023,678
	Rhode Island Certificates of Participation
	(Central Power Plant)
1,000,000	4.000%, 10/01/20 Series D
	AGMC Insured	Aa3/AA/AA-	1,029,950
	Rhode Island Convention Center
	Authority Refunding
8,000,000	4.000%, 05/15/23 Series A	A1/AA/AA-	9,156,640
1,500,000	5.500%, 05/15/27 AGC Insured
	Series A	A1/AA-/AA-	1,669,410
	Total Development		13,879,678

	Higher Education (9.5%)
	Rhode Island Health and Education
	Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,272,605
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,658,467
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,155,790
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,644,721
	Rhode Island Health and Education
	Building Corp., Higher Educational
	Facilities
2,500,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	2,812,425
	Rhode Island Health and Education
	Building Corp., Johnson & Wales
	University
785,000	5.500%, 04/01/17 Series 1999 A
	NPFG Insured	NR/AA-/NR	801,634

3 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Higher Education (continued)
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, New England Institute of
	Technology
$1,250,000	4.750%, 03/01/30 Series 2010 A	NR/A-/A+	$1,372,562
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, Providence College
2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,855,507
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, Rhode Island School of Design
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	3,129,840
2,000,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,146,320
1,000,000	3.500%, 08/15/30 AGMC Insured
	Series B	A1/AA/NR	1,044,180
	Rhode Island Health and Educational
	Building Corp., Higher Education
	Facility, University of Rhode Island
	Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B
	AGMC Insured	A1/AA/NR	2,261,360
500,000	4.000%, 09/15/31
	Series 2016 B †††	A1/A+/NR	551,595
	Rhode Island Health and Educational
	Building Corp., University of
	Rhode Island
1,000,000	4.500%, 09/15/26 Series 2005
	G Refunding AMBAC Insured	Aa3/A+/NR	1,002,840
	Rhode Island Health and Education
	Facilities Authority, Providence College
1,000,000	4.000%, 11/01/31	A2/A/NR	1,082,930
	Total Higher Education		24,792,776

	Hospital (1.7%)
	Rhode Island Health & Education
	Building Corp., Hospital Financing
	(Care New England)
500,000	5.000%, 09/01/23 Series 2016 B	NR/BB/BBB-	559,295

4 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Hospital (continued)
	Rhode Island Health & Education
	Building Corp., Hospital Financing,
	Lifespan Obligated Group
$1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	$1,200,090
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,483,763
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,191,660
	Total Hospital		4,434,808

	Housing (8.4%)
	Rhode Island Housing & Mortgage
	Finance Corp. Home Funding
2,485,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	2,637,852
115,000	4.100%, 04/01/28 Series 2010 #3	Aa2/NR/NR	115,000
1,500,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	1,600,110
1,250,000	3.050%, 10/01/28 Series 5	Aa2/NR/NR	1,284,087
985,000	3.350%, 10/01/33 Series 5	Aa2/NR/NR	1,015,683
2,185,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	2,257,345
	Rhode Island Housing & Mortgage
	Finance Corp. Home Ownership
	Opportunity
3,500,000	3.350%, 10/01/41 Series 68-C†††	Aa2/AA+/NR	3,482,360
	Rhode Island Housing & Mortgage
	Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,719,650
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,169,200
985,000	3.150%, 10/01/31 Series 2016 1B	Aa2/NR/NR	1,010,137
1,405,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,443,033
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,046,870
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	1,033,020
	Total Housing		21,814,347

	Public School (19.8%)
	Rhode Island Certificates of Participation
	(School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009
	AGC Insured	Aa3/AA/AA-	1,106,430
500,000	5.625%, 04/01/29 Series C 2009
	AGC Insured	Aa3/AA/AA-	554,485

5 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Public School (continued)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program
$10,000	5.000%, 05/15/20 AGM Insured
	unrefunded balance	Aa3/NR/NR	$10,261
55,000	5.000%, 05/15/24 unrefunded balance	A1/NR/NR	58,397
1,000,000	4.250%, 05/15/21 Series 2007 B
	AGMC Insured	A2/AA/NR	1,021,230
500,000	5.000%, 05/15/17 Series 2008 A
	AGMC Insured	Aa3/NR/NR	512,430
795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	981,372
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,989,073
	Rhode Island Health and Education
	Building Corp., Public School Financing
	Program, Chariho Regional School
	District
1,000,000	5.000%, 05/15/26 Series 2011 B	Aa3/NR/NR	1,156,810
	Rhode Island Health and Education
	Building Corp., Public School Financing
	Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B
	AGMC Insured	A1/AA/NR	1,063,960
1,000,000	4.000%, 05/15/33 AGMC Insured	A1/AA/NR	1,067,240
	Rhode Island Health and Educational
	Building Corp., Public School
	Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 BAMI Series 2015 B	NR/AA/NR	1,302,304
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, East Greenwich
1,150,000	3.125%, 05/15/28	Aa1/AA+/NR	1,202,751
1,000,000	3.250%, 05/15/29	Aa1/AA+/NR	1,049,190
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	1,051,960
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of
	East Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,042,540

6 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Public School (continued)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of
	Little Compton
$1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	$1,885,064
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013 C	NR/AA+/NR	1,119,170
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of
	North Kingstown
1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR	1,620,420
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Town of
	North Providence
1,000,000	4.000%, 11/15/20 Series 2013 I	A1/A/NR	1,098,880
1,100,000	4.500%, 11/15/22 Series 2013 I	A1/A/NR	1,280,125
	Rhode Island Health and Education
	Building Corp., Public School Financing
	Program, City of Pawtucket
1,570,000	4.000%, 05/15/26 Series 2014 C	A1/NR/NR	1,775,246
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Pooled Issue
3,000,000	4.000%, 05/15/28 Series A	Aa3/NR/NR	3,429,120
1,270,000	3.250%, 05/15/29 Series A	Aa3/NR/NR	1,355,395
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Providence Public
	Buildings Authority
3,000,000	3.500%, 05/15/24 AGMC Insured
	Series 2015 A	A1/AA/NR	3,289,530
3,000,000	3.750%, 05/15/27 AGMC Insured
	Series 2015 A	A1/AA/NR	3,308,400

7 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Public School (continued)
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program, Providence Public
	Buildings Authority (continued)
$3,000,000	4.000%, 05/15/28 AGMC Insured
	Series 2015 A	A1/AA/NR	$3,354,030
2,760,000	4.000%, 05/15/30 AGMC Insured
	Series 2015 B	A1/AA/NR	3,049,607
	Rhode Island Health and Education
	Building Corp., Public School Financing
	Program, Providence Public Schools
2,000,000	4.500%, 05/15/22 Series 2013 A	A1/NR/NR	2,290,380
2,000,000	4.500%, 05/15/23 Series 2013 A	A1/NR/NR	2,327,000
2,000,000	4.500%, 05/15/24 Series 2013 A	A1/NR/NR	2,309,500
	Rhode Island Health and Education
	Building Corp., Public School Financing
	Program, City of Warwick
800,000	3.500%, 05/15/26 Series B MAC Insured.	NR/AA/NR	888,496
	Rhode Island Health and Education
	Building Corp., Public School Financing
	Program, Town of West Warwick
935,000	4.000%, 05/15/21	A1/NR/NR	1,023,881
745,000	3.000%, 11/15/21	A1/NR/NR	783,241
	Total Public School		51,357,918

	Transportation (5.2%)
	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 Series D	Baa1/BBB+/BBB+	747,408
1,015,000	5.000%, 07/01/37 Series D	Baa1/BBB+/BBB+	1,189,742
	Rhode Island State Commerce Corp.,
	Grant Anticipation (Rhode Island
	Department of Transportation)
1,850,000	4.000%, 06/15/24	A2/AA-/NR	2,142,633
	Rhode Island State Economic
	Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/BBB+/BBB+	1,173,080
2,000,000	4.000%, 07/01/24 Series B	Baa1/BBB+/BBB+	2,218,980
540,000	4.625%, 07/01/26 AGC
	Insured Series B	A3/AA/BBB+	569,705

8 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Transportation (continued)
	Rhode Island State Economic
	Development Corp., Airport (continued)
$1,000,000	5.000%, 07/01/18 AGC Insured
	Series C	A3/AA/BBB+	$1,052,400
	Rhode Island State Economic
	Development Corp., Motor Fuel Tax
	(Rhode Island Department of
	Transportation)
2,385,000	4.700%, 06/15/23 Series 2003 A
	AMBAC Insured	A3/A+/A	2,392,489
1,000,000	4.000%, 06/15/18 Series 2006 A
	AMBAC Insured	A3/A+/A	1,002,200
	Rhode Island State Economic
	Development Corp.,
	(Rhode Island Airport Corp. Intermodal
	Facility Project)
1,000,000	4.250%, 07/01/17 CIFG Assurance
	North America, Inc. Insured	A3/AA/NR	1,002,390
	Total Transportation		13,491,027

	Turnpike/Highway (3.8%)
	Rhode Island State Turnpike & Bridge
	Authority
500,000	4.125%, 12/01/23 Series 2010 A	NR/A-/A	548,650
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,789,024
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,263,360
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,126,690
	Rhode Island State Turnpike & Bridge
	Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A	1,426,769
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A	1,660,950
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A	1,099,390
	Total Turnpike/Highway		9,914,833

	Water and Sewer (7.6%)
	Narragansett, Rhode Island Bay
	Commission Wastewater System
3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	3,568,160

9 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Water and Sewer (continued)
	Rhode Island Clean Water Protection
	Finance Agency
$1,545,000	4.750%, 10/01/18 Series A AMBAC
	Insured	Aaa/NR/NR	$1,549,975
500,000	4.750%, 10/01/20 1999 Series A
	AMBAC Insured	Aaa/NR/NR	501,590
	Rhode Island Clean Water Finance
	Agency, Water Pollution Control Bonds
310,000	5.000%, 10/01/18 Series B NPFG
	Insured	Aaa/AAA/NR	311,063
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG
	Insured	Aaa/AAA/AAA	4,778,866
	Rhode Island Clean Water Protection
	Finance Agency Safe Drinking Water
	Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,219,095
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,076,370
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,073,060
	Rhode Island Infrastructure Bank Water,
	City of Pawtucket
1,730,000	5.000%, 10/01/28 NPFG Insured
	Series 2015	A3/AA-/NR	2,087,072
	Rhode Island Infrastructure Bank Water,
	Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	2,948,890
	Rhode Island Infrastructure Bank Water,
	Safe Drinking Water
500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	532,040
	Total Water and Sewer		19,646,181
	Total Revenue Bonds		159,331,568

	Pre-Refunded\
	Escrowed to Maturity Bonds (9.2%)††

	Pre-Refunded
	General Obligation Bonds (1.4%)
	Cranston, Rhode Island
2,455,000	4.625%, 07/01/25 AGMC Insured	A1/AA/NR	2,613,274

10 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Pre-Refunded \Escrowed to Maturity Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Pre-Refunded
	General Obligation Bonds (continued)
	Cranston, Rhode Island (continued)
$990,000	4.750%, 07/01/28 AGMC Insured	A1/AA/NR	$1,055,954
	Total Pre-Refunded General Obligation Bonds		3,669,228

	Pre-Refunded Escrowed to Maturity
	Revenue Bonds (7.8%)
	Hospital (0.5%)
	Rhode Island Health & Education
	Building Corp., Hospital Financing
	(Care New England)
500,000	5.000%, 09/01/20 Series 2013 A	NR/BB/BBB-	574,960
500,000	5.000%, 09/01/22 Series 2013 A	NR/BB/BBB-	606,730
	Total Hospital		1,181,690

	Public School (6.1%)
	Providence, Rhode Island Public Building
	Authority, School Projects
3,000,000	4.500%, 05/15/27 Series 2007 B
	AGMC Insured	A2/AA/NR	3,066,390
2,000,000	4.500%, 05/15/28 Series 2007 C
	AGMC Insured	A2/AA/NR	2,044,260
	Rhode Island Health and Education
	Building Corp., Public School
	Financing Program
1,070,000	5.000%, 05/15/24	.NR/NR/NR	1,139,646
465,000	5.000%, 05/15/20 Series A
	AGMC Insured	Aa3/NR/NR	476,848
1,500,000	4.250%, 05/15/21 Series A
	AGMC Insured	Aa3/NR/NR	1,580,925
2,000,000	4.375%, 05/15/22 Series A
	AGMC Insured	Aa3/NR/NR	2,111,900
3,000,000	4.500%, 05/15/25 Series A
	AGMC Insured	Aa3/NR/NR	3,173,820
2,000,000	4.750%, 05/15/29 Series A
	AGMC Insured	Aa3/NR/NR	2,123,860
25,000	5.000%, 05/15/20 Series 2007 A
	AGMC Insured	Aa3/NR/NR	25,637
	Total Public School		15,743,286

11 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Pre-Refunded \Escrowed to Maturity Bonds (continued)	and Fitch	Value

	Pre-Refunded Escrowed to Maturity
	Revenue Bonds (continued)

	Transportation (0.6%)
	Rhode Island Economic Development
	Corp. (Rhode Island Department of
	Transportation)
$1,500,000	5.250%, 06/15/21 AGC Insured	A2/AA/NR	$1,672,020

	Water and Sewer (0.4%)
	Narragansett, Rhode Island Bay
	Commission Wastewater System
1,000,000	5.000%, 02/01/32 Series 2007 A
	NPFG Insured	NR/AA-/NR	1,013,480

	Other Revenue (0.2%)
	State of Rhode Island Depositors
	Economic Protection Corp.
250,000	5.750%, 08/01/21 Series A AGMC
	Insured ETM	NR/NR/NR*	301,963
215,000	6.375%, 08/01/22 Series A NPFG
	Insured ETM	NR/AA-/NR	274,878
	Total Other Revenue		576,841
	Total Pre-Refunded\ Escrowed to Maturity
	Revenue Bonds		20,187,317
	Total Pre-Refunded\
	Escrowed to Maturity Bonds		23,856,545
	Total Municipal Bonds
	(cost $242,233,087)		255,575,834

	Shares Short-Term Investment (2.0%)

5,157,549	Dreyfus Tax Exempt Cash Management,
	Institutional Shares, 0.55%**
	(cost $5,157,549)	NR/Aaam/NR	5,157,549
	Total Investments
	(cost $247,390,636-note 4)	100.4%	260,733,383
	Other assets less liabilities	(0.4)	(970,783)
	Net Assets	100.0%	$259,762,600

12 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Percent of
Portfolio Distribution by Quality Rating	Investments†
Aaa of Moody’s or AAA of S&P or Fitch	8.1%
Pre-refunded bonds\ ETM bonds††	9.3
Aa of Moody’s or AA of S&P or Fitch	58.0
A of Moody’s or S&P or Fitch	20.6
Baa of Moody’s or BBB of S&P or Fitch	4.0
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMI - Build America Mutual Insurance
CIFG - CDC IXIS Financial Guaranty
ETM - Escrowed to Maturity
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††
Pre-refunded bonds are bonds secured by an escrow account, comprised of U.S. Government Obligations (unless otherwise noted), to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

†††	Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

13 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2016 (unaudited)

ASSETS
Investments at value (cost $247,390,636)	$260,733,383
Interest receivable	3,298,369
Receivable for Fund shares sold	322,753
Other assets	18,725
Total assets	264,373,230
LIABILITIES
Payable for investment securities purchased	4,052,500
Dividends payable	243,785
Payable for Fund shares redeemed	134,719
Management fees payable	95,284
Distribution and service fees payable	2090
Accrued expenses payable	82,252
Total liabilities	4,610,630
NET ASSETS	$259,762,600
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value
$0.01 per share	$236,317
Additional paid-in capital	247,320,126
Net unrealized appreciation on investments (note 4)	13,342,747
Accumulated net realized loss on investments	(1,195,414)
Undistributed net investment income	58,824
	$259,762,600
CLASS A
Net Assets	$136,014,030
Capital shares outstanding	12,374,021
Net asset value and redemption price per share	$10.99
Maximum offering price per share (100/96 of $10.99)	$11.45
CLASS C
Net Assets	$14,101,255
Capital shares outstanding	1,283,106
Net asset value and offering price per share	$10.99

Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.99	*
CLASS I
Net Assets	$196,106
Capital shares outstanding	17,849
Net asset value, offering and redemption price per share	$10.99
CLASS Y
Net Assets	$109,451,209
Capital shares outstanding	9,956,699
Net asset value, offering and redemption price per share	$10.99

See accompanying notes to financial statements.

14 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2016 (unaudited)

Investment Income:

Interest income		$4,302,704

Expenses:

Management fees (note 3)	$649,199
Distribution and service fees (note 3)	176,345
Transfer and shareholder servicing
agent fees (note 3)	78,106
Trustees’ fees and expenses (note 7)	46,856
Legal fees	37,756
Fund accounting fees	19,972
Registration fees and dues	13,222
Shareholders’ reports	11,910
Auditing and tax fees	10,687
Insurance	5,576
Chief compliance officer services (note 3)	4,492
Custodian fees	4,091
Miscellaneous	23,550
Total expenses	1,081,762

Management fees waived (note 3)	(103,872)
Net expenses		977,890
Net investment income 3,324,814

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	115,116
Change in unrealized appreciation on
investments	1,440,843
Net realized and unrealized gain (loss) on
investments		1,555,959
Net change in net assets resulting from
		$4,880,773

See accompanying notes to financial statements.

15 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Year Ended
	(unaudited)	March 31, 2016

OPERATIONS:
Net investment income	$3,324,814	$6,586,523
Net realized gain (loss) from
securities transactions	115,116	705,921
Change in unrealized appreciation
on investments	1,440,843	1,916,904
Change in net assets from
operations	4,880,773	9,209,348

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(1,745,090)	(3,513,312)

Class C Shares:
Net investment income	(124,495)	(288,359)

Class I Shares:
Net investment income	(2,554)	(6,095)

Class Y Shares:
Net investment income	(1,448,819)	(2,772,540)
Change in net assets from
distributions	(3,320,958)	(6,580,306)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	23,783,250	34,649,255
Reinvested dividends and
distributions	1,566,731	3,058,596
Cost of shares redeemed	(15,670,396)	(26,365,615)
Change in net assets from
capital share transactions	9,679,585	11,342,236

Change in net assets	11,239,400	13,971,278

NET ASSETS:
Beginning of period	248,523,200	234,551,922

End of period*	$259,762,600	$248,523,200

* Includes undistributed net investment income of:	$58,824	$54,968

See accompanying notes to financial statements.

16 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2016 (unaudited)

1. Organization

     Aquila Narragansett Tax-Free Income Fund (the “Fund”), a series of Aquila Municipal Trust and a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

17 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2016:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices - Short-Term Investment	$5,157,549
Level 2 – Other Significant Observable
Inputs – Municipal Bonds	255,575,834
Level 3 – Significant Unobservable Inputs	–
Total	$260,733,383

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2013–2015) or expected to be taken in the Fund’s 2016 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

18 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2016, the Fund decreased additional paid-in capital by $73,498 and increased accumulated net realized loss on investments by $73,498. These reclassifications had no effect on net assets or net asset value per share.

i)
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditor and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets.

     Citizens Investment Advisors, a department of Citizens Bank, N.A. (the “Sub-Adviser”), serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund’s net assets.

19 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

     The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.84% for Class A Shares, 1.69% for Class C Shares, 0.98% for Class I Shares and 0.69% for Class Y Shares through September 30, 2017. The Manager may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended September 30, 2016, the Fund incurred management fees of $649,199 of which $103,872 was waived, which included supplemental fee waivers above and beyond the contractual expense cap.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (“the Distributor”), including, but not limited to, any principal underwriter of the Fund with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2016, distribution fees on Class A Shares amounted to $102,822, of which the Distributor retained $6,593.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2016, amounted to $55,062. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2016, amounted to $18,354 The total of these payments with respect to Class C Shares amounted to $73,416, of which the Distributor retained $17,927.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.10%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.25%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended September 30, 2016, these payments were made at the average annual rate of 0.35% of such net assets amounting to $373 of which $107 related to the Plan and $266 related to the Shareholder Services Plan.

20 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Rhode Island, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2016, total commissions on sales of Class A Shares amounted to $175,070, of which the Distributor received $22,412.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2016, purchases of securities and proceeds from the sales of securities aggregated $28,935,980 and $15,060,976, respectively.

     At September 30, 2016, the aggregate tax cost for all securities was $247,365,246. At September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $13,446,826 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $78,689 for a net unrealized appreciation of $13,368,137.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers’ ability to meet their obligations.

     The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At September 30, 2016, the Fund had all of its net assets invested in the securities of Rhode Island issuers.

21 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

6. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2016		Year Ended
	(unaudited)		March 31, 2016

	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	741,224	$8,165,078	1,715,927	$18,478,923
Reinvested distributions	100,830	1,108,920	200,947	2,161,609
Cost of shares redeemed	(638,278)	(7,039,128)	(1,319,865)	(14,154,270)
Net change	203,776	2,234,870	597,009	6,486,262
Class C Shares:
Proceeds from shares sold	219,981	2,420,065	307,844	3,302,093
Reinvested distributions	5,205	57,226	14,299	153,694
Cost of shares redeemed	(237,477)	(2,617,187)	(533,097)	(5,721,400)
Net change	(12,291)	(139,896)	(210,954)	(2,265,613)
Class I Shares:
Proceeds from shares sold	—	—	—	—
Reinvested distributions	230	2,529	567	6,095
Cost of shares redeemed	(2,920)	(32,171)	(1,801)	(19,554)
Net change	(2,690)	(29,642)	(1,234)	(13,459)
Class Y Shares:
Proceeds from shares sold	1,198,992	13,198,107	1,194,410	12,868,239
Reinvested distributions	36,124	398,056	68,471	737,198
Cost of shares redeemed	(542,735)	(5,981,910)	(601,631)	(6,470,391)
Net change	692,381	7,614,253	661,250	7,135,046
Total transactions in Fund
shares	881,176	$9,679,585	1,046,071	$11,342,236

7. Trustees’ Fees and Expenses

     For the six months ended September 30, 2016, there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2016 was $37,034. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2016, such meeting-related expenses amounted to $9,822.

22 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act.

     At March 31, 2016, the Fund had a capital loss carryover of $1,310,603 which is short-term and has no expiration. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

     The tax character of distributions was as follows:

	Year	Year
	Ended	Ended
	March 31, 2016	March 31, 2015
Net tax-exempt income	$6,580,306	$6,990,708
Ordinary Income	—	11,570
	$6,580,306	$7,002,278

23 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

     As of March 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$215,929
Accumulated net realized loss	(1,310,603)
Unrealized appreciation	11,940,021
Other temporary differences	(199,005)
$10,646,342

     The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the amortization of discount securities.

24 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months Ended 9/30/16		Year Ended	Year Ended	Year Ended		Nine Months Ended		Year Ended June 30,
	(unaudited)		3/31/16	3/31/15	3/31/14		3/31/13 †		2012	2011
Net asset value, beginning of period	$10.92		$10.81	$10.48	$10.79		$10.78		$10.51	$10.64
Income (loss) from investment operations:
Net investment income(1)	0.14		0.30	0.33	0.35		0.26		0.37	0.39
Net gain (loss) on securities (both
realized and unrealized)	0.07		0.11	0.33	(0.31)		0.02		0.27	(0.13)
Total from investment operations	0.21		0.41	0.66	0.04		0.28		0.64	0.26
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.30)	(0.33)	(0.35)		(0.27)		(0.37)	(0.39)
Distributions from capital gains	–		–	–	–		–		–	–
Total distributions	(0.14)		(0.30)	(0.33)	(0.35)		(0.27)		(0.37)	(0.39)
Net asset value, end of period	$10.99		$10.92	$10.81	$10.48		$10.79		$10.78	$10.51
Total return (not reflecting sales charge)	1.93	%(2)	3.85%	6.35%	0.42%		2.53	%(2)	6.15%	2.48%
Ratios/supplemental data
Net assets, end of period (in millions)	$136		$133	$125	$119		$143		$146	$150
Ratio of expenses to average net assets	0.78	%(3)	0.77%	0.76%	0.79	%(4)	0.77	%(3)	0.71%	0.62%
Ratio of net investment income to
average net assets	2.57	%(3)	2.78%	3.07%	3.34	%(4)	3.22	%(3)	3.45%	3.68%
Portfolio turnover rate	6	%(2)	19%	8%	15%		8	%(2)	11%	9%

Expense and net investment income ratios without the effect of the contractual expense cap and additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	0.86	%(3)	0.85%	0.88%	0.92	%(4)	0.90	%(3)	0.87%	0.84%
Ratio of net investment income to
average net assets	2.49	%(3)	2.70%	2.95%	3.21	%(4)	3. 09	%(3)	3.29%	3.46%
__________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.88% and 3.25%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

25 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months Ended 9/30/16		Year Ended	Year Ended	Year Ended		Nine Months Ended		Year Ended June 30,
	(unaudited)		3/31/16	3/31/15	3/31/14		3/31/13†		2012	2011
Net asset value, beginning of period	$10.92		$10.81	$10.48	$10.79		$10.78		$10.51	$10.64
Income (loss) from investment operations:
Net investment income(1)	0.10		0.21	0.24	0.26		0.19		0.28	0.30
Net gain (loss) on securities (both
realized and unrealized)	0.07		0.11	0.33	(0.31)		0.02		0.27	(0.13)
Total from investment operations	0.17		0.32	0.57	(0.05)		0.21		0.55	0.17
Less distributions (note 9):
Dividends from net investment income	(0.10)		(0.21)	(0.24)	(0.26)		(0.20)		(0.28)	(0.30)
Distributions from capital gains	–		–	–	–		–		–	–
Total distributions	(0.10)		(0.21)	(0.24)	(0.26)		(0.20)		(0.28)	(0.30)
Net asset value, end of period	$10.99		$10.92	$10.81	$10.48		$10.79		$10.78	$10.51
Total return (not reflecting sales charge)	1.50	%(2)	2.97%	5.45%	(0.43)%		1.88	%(2)	5.25%	1.62%
Ratios/supplemental data
Net assets, end of period (in millions)	$14		$14	$16	$16		$22		$21	$24
Ratio of expenses to average net assets	1.63	%(3)	1.62%	1.61%	1.64	%(4)	1.62	%(3)	1.57%	1.47%
Ratio of net investment income to
average net assets	1.72	%(3)	1.93%	2.22%	2.49	%(4)	2.37	%(3)	2.60%	2.83%
Portfolio turnover rate	6	%(2)	19%	8%	15%		8	%(2)	11%	9%

Expense and net investment income ratios without the effect of the contractual expense cap and additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	1.71	%(3)	1.70%	1.73%	1.77	%(4)	1.75	%(3)	1.72%	1.69%
Ratio of net investment income to
average net assets	1.63	%(3)	1.85%	2.10%	2.36	%(4)	2.24	%(3)	2.45%	2.61%
__________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.73% and 2.40%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

26 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months Ended 9/30/16		Year Ended	Year Ended	Year Ended		Nine Months Ended		Year Ended June 30,
	(unaudited)		3/31/16	3/31/15	3/31/14		3/31/13†		2012	2011
Net asset value, beginning of period	$10.92		$10.80	$10.47	$10.79		$10.78		$10.51	$10.63
Income (loss) from investment operations:
Net investment income(1)	0.13		0.28	0.31	0.33		0.25		0.35	0.37
Net gain (loss) on securities (both
realized and unrealized)	0.07		0.12	0.33	(0.32)		0.01		0.27	(0.12)
Total from investment operations	0.20		0.40	0.64	0.01		0.26		0.62	0.25
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.28)	(0.31)	(0.33)		(0.25)		(0.35)	(0.37)
Distributions from capital gains	–		–	–	–		–		–	–
Total distributions	(0.13)		(0.28)	(0.31)	(0.33)		(0.25)		(0.35)	(0.37)
Net asset value, end of period	$10.99		$10.92	$10.80	$10.47		$10.79		$10.78	$10.51
Total return	1.86	% (2)	3.80%	6.20%	0.17%		2.41	%(2)	5.99%	2.42%
Ratios/supplemental data
Net assets, end of period (in millions)	$0.2		$0.2	$0.2	$0.3		$0.3		$0.3	$0.3
Ratio of expenses to average net assets	0.92	%(3)	0.92%	0.90%	0.94	%(4)	0.93	%(3)	0.87%	0.78%
Ratio of net investment income to
average net assets	2.43	%(3)	2.63%	2.93%	3.18	%(4)	3.07	%(3)	3.29%	3.25%
Portfolio turnover rate	6	%(2)	19%	8%	15%		8	%(2)	11%	9%

Expense and net investment income ratios without the effect of the contractual expense cap and additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	1.00	%(3)	1.00%	1.02%	1.07	%(4)	1.06	%(3)	1.02%	1.00%
Ratio of net investment income to
average net assets	2.35	%. (3)	2.55%	2.81%	3.05	%(4)	2.94	%(3)	3.14%	3.30%
__________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.03% and 3.09%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

27 | Aquila Narragansett Tax-Free Income Fund

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
FINANCIAL ENDED HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended 9/30/16		Year Ended	Year Ended	Year Ended		Nine Months Ended		Year Ended June 30,
	(unaudited)		3/31/16	3/31/15	3/31/14		3/31/13†		2012	2011
Net asset value, beginning of period	$10.92		$10.81	$10.48	$10.79		$10.78		$10.51	$10.64
Income (loss) from investment operations:
Net investment income(1)	0.15		0.31	0.34	0.36		0.28		0.38	0.40
Net gain (loss) on securities (both
realized and unrealized)	0.07		0.11	0.33	(0.31)		–		0.27	(0.13)
Total from investment operations	0.22		0.42	0.67	0.05		0.28		0.65	0.27
Less distributions (note 9):
Dividends from net investment income	(0.15)		(0.31)	(0.34)	(0.36)		(0.27)		(0.38)	(0.40)
Distributions from capital gains	–		–	–	–		–		–	–
Total distributions	(0.15)		(0.31)	(0.34)	(0.36)		(0.27)		(0.38)	(0.40)
Net asset value, end of period	$10.99		$10.92	$10.81	$10.48		$10.79		$10.78	$10.51
Total return	2.01	%(2)	4.01%	6.51%	0.56%		2.65	%(2)	6.31%	2.64%
Ratios/supplemental data
Net assets, end of period (in millions)	$109		$101	$93	$86		$93		$82	$67
Ratio of expenses to average net assets	0.62	%(3)	0.62%	0.61%	0.64	%(4)	0.62	%(3)	0.57%	0.47%
Ratio of net investment income to
average net assets	2.73	%(3)	2.92%	3.22%	3.48	%(4)	3.37	%(3)	3.59%	3.83%
Portfolio turnover rate	6	%(2)	19%	8%	15%		8	%(2)	11%	9%

Expense and net investment income ratios without the effect of the contractual expense cap and additional voluntary fee waivers were (note 3):

Ratio of expenses to average net assets	0.71	%(3)	0.70%	0.73%	0.77	%(4)	0.75	%(3)	0.72%	0.69%
Ratio of net investment income to
average net assets	2.65	%(3)	2.84%	3.10%	3.35	%(4)	3.24	%(3)	3.43%	3.61%
__________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.73% and 3.39%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

28 | Aquila Narragansett Tax-Free Income Fund

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (“12b-1”) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2016 and held for the six months ended September 30, 2016.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2016

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	1.93%	$1,000.00	$1,019.30	$3.95
Class C	1.50%	$1,000.00	$1,015.00	$8.23
Class I	1.86%	$1,000.00	$1,018.60	$4.66
Class Y	2.01%	$1,000.00	$1,020.10	$3.14

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.78%, 1.63%, 0.92% and 0.62% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

29 | Aquila Narragansett Tax-Free Income Fund

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2016

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.16	$3.95
Class C	5.00%	$1,000.00	$1,016.90	$8.24
Class I	5.00%	$1,000.00	$1,020.46	$4.66
Class Y	5.00%	$1,000.00	$1,021.96	$3.14

(1)
Expenses are equal to the annualized expense ratio of 0.78%, 1.63%, 0.92% and 0.62% for the Trust’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

30 | Aquila Narragansett Tax-Free Income Fund

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2016, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2016, $6,580,306 of dividends paid by Aquila Narragansett Tax-Free Income Fund, constituting 100% of total dividends paid, were exempt-interest dividends.

     Prior to February 15, 2017, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2016 calendar year.

31 | Aquila Narragansett Tax-Free Income Fund

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Citizens Investment Advisors, a department of Citizens Bank, N.A. (the “Sub-Adviser”) to serve as the sub-adviser to the Fund pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2016. The independent Trustees met telephonically on August 30, 2016 and in person on September 18, 2016 to review and discuss the contract review materials.  The Trustees considered, among other things, information presented by the Manager and the Sub-Adviser. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable by the Fund under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”).  In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund.

     At the meeting held on September 18, 2016, based on their evaluation of the information provided by the Manager, the Sub-Adviser and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2017. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

32 | Aquila Narragansett Tax-Free Income Fund

     The Manager has retained the Sub-Adviser to provide investment management of the Fund’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Fund. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Fund. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Mr. Jeffrey Hanna. They considered that Mr. Hanna is based in Providence, Rhode Island and that he has a comprehensive understanding regarding the economy of the State of Rhode Island and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies. The Trustees also noted that the Fund did not own any Puerto Rico municipal bonds during the review period.

     The Trustees considered that the Manager supervised and monitored the performance of the Sub-Adviser. The Trustees also considered that the Manager and the Sub-Adviser had provided all advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital.

     The Trustees also noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively.

The investment performance of the Fund.

     The Trustees reviewed the Fund’s performance (Class A shares) and compared its performance to the performance of:

•
the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (six single-state intermediate and single-state long municipal bond funds, as classified by Morningstar, that are similar to the Fund in size and that charge a front-end sales charge);

•
the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Peer Group for the one, three and five-year periods but 0.01% lower than the average annual total return of the funds in the Peer Group for the ten-year period ended June 30, 2016. They also considered that the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten-year periods ended June 30, 2016. The Trustees noted that the Fund’s average annual return was higher than that of its benchmark index for the one, three and five-year periods but was lower than the average annual return of the benchmark index for the ten-year period ended June 30, 2016. The Trustees further determined that, as reflected in the Consultant’s Report, the Fund delivered above-average results on a risk-adjusted basis for the three and five year periods ended June 30, 2016 (as evidenced by its Sharpe ratio) when compared to the funds in the Product Category for Performance. The Trustees noted that the Fund was the only Rhode Island state-specific tax-free municipal bond fund. They also noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges.

33 | Aquila Narragansett Tax-Free Income Fund

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

Advisory Fees and Sub-Advisory Fees and Fund Expenses.

     The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager, and not the Fund, paid the Sub-Adviser under the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the advisory fee paid under the Advisory Agreement and retained by the Manager. The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•
the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 1-3 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was equal to the median, but higher than the average, contractual advisory fees of the funds in the Peer Group (at the Fund’s current asset level). They also considered that the Fund’s contractual advisory fee was lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses at the Fund’s current asset level and up to $1 billion in assets.

     The Trustees noted that the Fund’s actual management fee was higher than the average actual management fee of the funds in the Peer Group (after giving effect to fee waivers in effect for those funds) but lower than the average actual management fee of the funds in the Product Category for Expenses (after giving effect to fee waivers in effect for those funds). They noted, however, that the Fund’s actual expenses (for Class A shares) were lower than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

34 | Aquila Narragansett Tax-Free Income Fund

     The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager by the Fund. With respect to the Sub-Adviser, the Trustees noted that the fee rates for its other clients were generally lower than the fees paid to the Sub-Adviser with respect to the Fund. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those client accounts.

     The Trustees considered that the Manager and, in turn, the Sub-Adviser was currently waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had indicated that it intended to continue waiving fees as necessary for the Fund to remain competitive.

     The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager and the Sub-Adviser.

Profitability

     The Trustees received materials from the Manager and from the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the lack of profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Fund. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Fund did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     The Trustees considered the extent to which the Manager and the Sub-Adviser may realize economies of scale or other efficiencies in managing the Fund. The Trustees considered that the materials indicated that the Fund’s fees, after fee waivers, were generally comparable to those of its peers, including those funds with breakpoints in the advisory fee schedule. Additionally, the Trustees noted that the Manager continued to waive a portion of its fees. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

35 | Aquila Narragansett Tax-Free Income Fund

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

See accompanying notes to financial statements.

36 | Aquila Narragansett Tax-Free Income Fund

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Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC 120
West 45th Street, Suite 3600
New York, New York 10036

Investment Sub-Adviser
     CITIZENS INVESTMENT ADVISORS,
A DEPARTMENT OF CITIZENS BANK, N. A.
     One Citizens Plaza
Providence, Rhode Island 02903

Board of Trustees
John C. Lucking, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Grady Gammage, Jr.
Glenn P. O’Flaherty
James R. Ramsey
Laureen L. White

Officers
     Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President
and Secretary
Marie E. Aro, Senior Vice President
Stephen J. Caridi, Senior Vice President
Paul G. O’Brien, Senior Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
and Treasurer

Distributor
AQUILA DISTRIBUTORS LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
     4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
THE BANK OF NEW YORK MELLON
225 Liberty Street
New York, New York 10286

Further information is contained in the Prospectus,
which must precede or accompany this report.

Semi-Annual Report September 30, 2016

Please Save the Date for Your 2017 Shareholder Meeting

Wednesday, May 17, 2017

Wellshire Event Center, Denver

Details will be available on our website as the date approaches:

www.aquilafunds.com

or through your financial professional

Aquila Tax-Free Fund of Colorado “The Role of Trustees” Serving Colorado investors since 1987

November, 2016

Dear Fellow Shareholder:

     As you may be aware, the Investment Company Act of 1940 (the “1940 Act”) is the primary federal law governing the structure and operation of mutual funds. It is enforced and regulated by the U.S. Securities and Exchange Commission (the “SEC”) and defines, among other things, certain responsibilities of Trustees.

     Under applicable state law, Trustees are charged, as their primary responsibility, with safeguarding the interests of shareholders. As such, your Trustees seek to act in your best interests, putting your interests ahead of their own interests and those of anyone else, in overseeing the policies and procedures of Aquila Tax-Free Fund of Colorado (your “Fund”), as well as the services provided by your Fund’s key service providers.

     Your Trustees’ key role is to be alert and sensitive to any conflicts of interest. By law, a substantial number of the Trustees must be “independent,” meaning that they have no affiliation with any sponsoring or support organization of the Fund. This requirement is in place in an effort to enhance Trustee impartiality. In order to ensure that your Board of Trustees continually maintains adequate independence, your Trustees complete a questionnaire on an annual basis which is, in turn, reviewed by your Fund’s legal counsel. It is also worthy to note that, at all times, a significant percentage of the Trustees must have been elected by you, the shareholders.

     The 1940 Act requires your Board of Trustees to review certain of your Fund’s contracts on at least an annual basis, at which time, the majority of your Trustees, including a majority of the independent Trustees, must be present in person. Moreover, in their review of the contracts with your Fund’s adviser and sub-adviser, the Trustees seek to consider certain factors and their conclusions are disclosed to you in your Fund’s next annual or semi-annual report (as is the case with this semi-annual report). Your Trustees’ other key responsibilities include oversight of your Fund’s compliance policies and procedures, valuation and risk management.

     Your Board of Trustees oversees the business of your Fund through regular quarterly and ad hoc board meetings, committee meetings (which focus on specific subject matters) and frequent communications. These meetings allow Trustees to be brought up-to-date on the affairs of your Fund, ask questions, and deliberate and vote on issues important to your Fund and its shareholders.

     Selection and nomination of independent Trustees is by the existing independent Trustees. As detailed in the Nominating Committee Charter which is available on your Fund’s website (www.aquilafunds.com), your Board of Trustees seeks to develop and maintain a board of high quality, independence and integrity to best serve your interests. The Trustees associated with the Aquila Group of Funds are additionally selected on the basis of being accomplished individuals of diverse backgrounds from various parts of the United States, including Colorado. Through this diversity, we strive to provide your Fund with a broad breadth and balance of knowledge and experience. Biographical and other information on your Board of Trustees is available on our website and, by law, is included in your Fund’s annual report and Statement of Additional Information.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Although, not required, Trustees in the Aquila Group of Funds self-impose some additional criteria.

•
In addition to overseeing your Fund, all Trustees are also fellow shareholders. While Trustees, like any investor, must consider, among other things, their own personal investment objectives (including tax benefits afforded the investment by their state of residence) when deciding upon the size of their investment in Aquila Tax-Free Fund of Colorado, we believe it is important that each Trustee has “some skin the game.”

•	Consideration is given to including local residents as Trustees. In this way, the Fund can benefit from their hands-on insight and knowledge of their State.

In short, your Board of Trustees are your “watchdogs,” looking over operations of Aquila Tax-Free Fund of Colorado.

     It has been our experience that those who have undertaken to serve as Trustees diligently devote their energies, talents and experience to furthering the interests of you, our shareholders.

Sincerely,
Diana P. Herrmann, Vice Chair and President

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low , so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	General Obligation Bonds (22.6%)	Rating Moody’s, S&P and Fitch	Value

	Hospital (0.7%)
	Rangely, Colorado Hospital
	District Refunding
$2,000,000	5.500%, 11/01/22	Baa1/NR/NR	$2,336,020

	Metropolitan District (2.6%)
	Denver, Colorado Urban Renewal Authority,
	Tax Increment Revenue,
	Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/A-	3,099,382
	Denver, Colorado Urban Renewal
	Authority, Tax Increment Revenue,
	Stapleton Senior Series B-1
1,000,000	5.000%, 12/01/25	Aa3/NR/NR	1,269,940
	Meridian Metropolitan District,
	Colorado Refunding Series A
1,645,000	4.500%, 12/01/23	NR/A-/A	1,867,059
	Poudre Tech Metropolitan District,
	Colorado Unlimited Property Tax
	Supported Revenue Refunding &
	Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA/NR	2,254,929
	Total Metropolitan District .		8,491,310

	School Districts (18.9%)
	Adams 12 Five Star Schools, Colorado
3,000,000	5.000%, 12/15/25	Aa2/AA-/NR	3,759,420
1,000,000	5.000%, 12/15/25	Aa2/AA-/NR	1,276,840
	Adams County, Colorado School
	District #50
1,000,000	4.000%, 12/01/23	Aa2/AA-/NR	1,166,300
3,000,000	4.000%, 12/01/24	Aa2/AA-/NR	3,479,580
	Adams & Weld Counties, Colorado
	School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA-/NR	1,252,686
2,000,000	5.000%, 12/01/24	Aa2/AA-/NR	2,425,820
1,000,000	5.000%, 12/01/25	Aa2/AA-/NR	1,271,230
1,060,000	5.000%, 12/01/28	Aa2/AA-/NR	1,336,946
3,895,000	5.000%, 12/01/29	Aa2/AA-/NR	4,875,449

1 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	School Districts (continued)
	Arapahoe County, Colorado School
	District #001 Englewood
$1,465,000	5.000%, 12/01/27	Aa2/NR/NR	$1,859,041
	Arapahoe County, Colorado School
	District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa1/NR/NR	1,282,430
	Boulder Larimer & Weld Counties,
	Colorado
2,000,000	5.000%, 12/15/27	Aa2/AA/NR	2,553,680
	Boulder Larimer & Weld Counties,
	Colorado Series A
2,000,000	5.000%, 12/15/24	Aa2/AA/NR	2,560,880
	Denver, Colorado City & County
	School District No. 1
3,000,000	4.000%, 12/01/26	Aa2/AA/AA+	3,404,220
2,000,000	4.000%, 12/01/27	Aa2/AA/AA+	2,373,540
	Denver, Colorado City & County
	School District No. 1 Series B
2,000,000	5.000%, 12/01/25	Aa2/AA/AA+	2,535,420
4,000,000	5.000%, 12/01/27	Aa2/AA/AA+	5,025,440
	Eagle County School District, Colorado,
	Eagle, Garfield & Routt School
	District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA-/NR	1,437,029
	El Paso County, Colorado School
	District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,244,452
	Garfield, Pitkin, & Eagle Counties,
	Colorado School District
	#RE-1 Roaring Fork
1,600,000	5.000%, 12/15/27	Aa2/NR/NR	2,047,632
	La Plata County, Colorado School
	District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23 .	Aa2/NR/NR	3,469,710
	Larimer County, Colorado School
	District No. R 1 Poudre
1,000,000	5.000%, 12/15/27	Aa2/NR/NR	1,279,770

2 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	School Districts (continued)
	Larimer, Weld & Boulder Counties,
	Colorado School District No. R-2J,
	Thompson Refunding
$1,500,000	4.250%, 12/15/24	Aa2/NR/NR	$1,759,590
750,000	4.500%, 12/01/26	Aa3/NR/NR	896,663
	Mesa County, Colorado Valley School
	District No. 051, Grand Junction
	Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,716,730
	San Miguel County, Colorado School
	District R-1 Telluride
1,055,000	5.000%, 12/01/25	Aa2/AA/NR	1,343,004
	Summit County, Colorado School
	District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa1/NR/NR	2,254,560
	Total School Districts		62,888,062

	Water & Sewer (0.4%)
	Central Colorado Water Conservancy
	District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,442,050
	Total General Obligation Bonds		75,157,442

	Revenue Bonds (52.7%)

	Airport (3.3%)
	Denver, Colorado City & County
	Airport Revenue System, Series A
4,340,000	5.000%, 11/15/24	A1/A+/A+	5,014,696
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,356,035
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,363,060
	Walker Field, Colorado Public Airport
	Authority Airport Revenue
1,000,000	5.000%, 12/01/22	Baa2/NR/NR	1,041,750
	Total Airport		10,775,541

3 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	City & County (1.0%)
	Boulder, Colorado Open Space Capital
	Improvement Trust Fund
$2,530,000	5.000%, 12/15/27	NR/AA/NR	$3,227,926

	Electric (3.0%)
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A
1,000,000	5.000%, 11/15/27	Aa2/AA/AA	1,267,780
295,000	4.750%, 11/15/27	Aa2/AA/NR	326,692
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A-1
1,000,000	4.000%, 11/15/26	Aa2/AA/AA	1,103,090
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	1,097,200
	Colorado Springs, Colorado Utilities
	Revenue Refunding Series B
2,600,000	5.000%, 11/15/23	Aa2/AA/AA	3,228,940
420,000	5.250%, 11/15/23 (unrefunded portion).	Aa2/AA/NR	457,838
	Colorado Springs, Colorado
	Utilities Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA/AA	1,316,414
	Platte River Power Authority,
	Colorado Power
1,000,000	4.000%, 06/01/26	NR/AA/AA	1,208,940
	Total Electric		10,006,894

	Higher Education (12.8%)
	Colorado Educational & Cultural Facility
	Authority, Student Housing - Campus
	Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	3,124,366
	Colorado Educational & Cultural
	Facility Authority, University Corp.
	Atmosphere Project, Refunding
1,700,000	5.000%, 09/01/22	A2/A+/NR	1,931,098
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,848,613
	Colorado Educational & Cultural Facility
	Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	979,144
7,000,000	5.250%, 03/01/25 NPFG Insured	A1/AA-/NR	8,838,340

4 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Higher Education (continued)
	Colorado Educational & Cultural Facility
	Authority Refunding, University of
	Denver Project
$1,000,000	5.250%, 03/01/26 NPFG Insured	A1/AA-/NR	$1,295,260
	Colorado State Board of Governors
	University Enterprise System, Series A
2,300,000	5.000%, 03/01/25	Aa2/AA-/NR	2,734,861
	Colorado State Board of Governors
	University Enterprise System, Series C
2,905,000	5.000%, 03/01/26	Aa2/AA-/NR	3,665,849
	University of Colorado Enterprise System
1,270,000	5.000%, 06/01/25	Aa2/NR/AA+	1,588,237
	University of Colorado Enterprise
	System Series A
2,620,000	5.000%, 06/01/29	Aa2/NR/AA+	3,265,358
1,165,000	5.000%, 06/01/26 NPFG Insured	Aa2/NR/AA+	1,513,207
	University of Colorado Enterprise
	System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa2/NR/AA+	1,842,658
1,500,000	5.000%, 06/01/26	Aa2/NR/AA+	1,948,335
	University of Northern Colorado Greeley
	Institutional Enterprise Refunding,
	SHEIP, Series A
1,000,000	5.000%, 06/01/25	Aa2/AA-/NR	1,248,940
2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	3,257,464
2,940,000	5.000%, 06/01/28	Aa2/AA-/NR	3,395,259
	Total Higher Education		42,476,989

	Hospital (3.9%)
	Colorado Health Facility Authority
	Hospital Revenue, Evangelical
	Lutheran Project
450,000	5.250%, 06/01/19 (unrefunded portion)	Baa1/BBB+/NR	451,489
290,000	5.250%, 06/01/21 (unrefunded portion)	Baa1/BBB+/NR	290,913
575,000	5.250%, 06/01/24 (unrefunded portion)	Baa1/BBB+/NR	576,633
	Colorado Health Facility Authority
	Hospital Revenue, Valley View
	Hospital Association, Refunding
1,500,000	5.500%, 05/15/28	NR/A-/NR	1,607,100

5 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Hospital (continued)
	Colorado Health Facility Authority,
	Catholic Health Initiatives, Series D
$2,000,000	5.000%, 10/01/16	A3/A-/BBB+	$2,000,000
1,000,000	6.000%, 10/01/23	A3/A-/BBB+	1,106,600
	Colorado Health Facility Authority,
	Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA-/AA-	3,389,910
	Denver, Colorado Health & Hospital
	Authority Healthcare, Series A Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,013,100
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,509,870
	Total Hospital		12,945,615

	Housing (0.2%)
	Colorado Housing Finance Authority,
	Single Family Mortgage Class III
	Series A-5
590,000	5.000%, 11/01/34	A2/A/NR	607,334
	Colorado Housing and Finance Authority,
	Multi-Family Project C1-II Series A-2
115,000	5.400%, 10/01/29	Aa2/AA/NR	117,299
	Total Housing		724,633

	Lease (12.2%)
	Adams 12 Five Star Schools,
	Colorado COP
2,070,000	5.000%, 12/15/26	Aa3/NR/NR	2,659,909
1,030,000	5.000%, 12/15/27	Aa3/NR/NR	1,338,516
	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,379,269
	Aurora, Colorado COP, Refunding
	Series A
1,500,000	5.000%, 12/01/26	Aa2/AA-/NR	1,671,015
	Brighton, Colorado COP Refunding
	Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	A1/AA/NR	2,120,524
	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,233,100
	Colorado Educational & Cultural

6 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Lease (continued)
	Facilities Authority, Ave Maria School
	Project Refunding
$1,000,000	4.850%, 12/01/25 AGC Insured	A3/AA/NR	$1,036,110
	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,338,370
	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,873,062
	Colorado State Higher Education
	Capital Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,173,543
	Denver, Colorado City and County
	COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,193,972
	Denver, Colorado City & County COP
	(Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,357,651
	Douglas County, Colorado COP
	(Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,905,650
	El Paso County, Colorado COP
	(Judicial Complex Project)
1,085,000	4.500%, 12/01/26 AMBAC Insured
	(unrefunded portion)	NR/AA/NR	1,126,338
	Foothills Park and Recreation District,
	Colorado COP Refunding &
	Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,723,441
	Garfield County, Colorado COP
	Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,120,290
	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,093,407
	Jefferson County, Colorado School
	District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/A+/NR	1,245,080
	Pueblo, Colorado COP
	(Police Complex Project)
2,170,000	5.500%, 08/15/22 AGC Insured	Aa3/AA/NR	2,337,437

7 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Lease (continued)
	Rangeview Library District Project,
	Colorado COP
$2,515,000	5.000%, 12/15/27 AGMC Insured	Aa3/AA/NR	$3,074,789
	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,654,122
	Total Lease		40,655,595

	Sales Tax (4.9%)
	Boulder, Colorado General Fund
	Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AA+/NR	2,558,025
	Castle Rock, Colorado Sales & Use Tax
1,015,000	4.000%, 06/01/25	Aa3/AA/NR	1,159,932
	Commerce City, Colorado Sales &
	Use Tax
500,000	5.000%, 08/01/28 AGMC Insured	A2/AA/NR	628,075
500,000	5.000%, 08/01/29 AGMC Insured	A2/AA/NR	624,550
1,000,000	5.000%, 08/01/26 BAMAC Insured	A1/AA/NR	1,259,000
	Denver, Colorado City & County
	Dedicated Tax Refunding &
	Improvement, Series A
1,350,000	5.000%, 08/01/26	Aa3/AA-/AA	1,747,156
1,500,000	5.000%, 08/01/27	Aa3/AA-/AA	1,913,280
	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,235,996
	Park Meadows Business Implementation
	District, Colorado Shared Sales Tax
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,544,715
	Pueblo, Colorado Urban Renewal
	Authority, Refunding & Improvement,
	Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,432,850
	Westminster, Colorado Economic
	Development Authority, Mandalay
	Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/A+/NR	1,221,683
	Total Sales Tax		16,325,262

8 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Transportation (0.7%)
	Regional Transportation District,
	Colorado COP, Series A
$2,000,000	5.000%, 06/01/26	Aa3/A/A	$2,492,640

	Water & Sewer (9.8%)
	Arapahoe, Colorado Water & Wastewater
	Public Improvement District
1,320,000	5.000%, 12/01/24	NR/AA-/NR	1,678,024
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,286,812
	Aurora, Colorado Water Revenue
	Refunding, First Lien, Green Bonds
1,000,000	5.000%, 08/01/28	NR/AA+/AA+	1,280,670
1,000,000	5.000%, 08/01/29	NR/AA+/AA+	1,271,410
	Broomfield, Colorado Sewer and
	Waste Water
1,975,000	4.000%, 12/01/21 AGMC Insured	A2/NR/NR	2,208,642
1,550,000	5.000%, 12/01/24 AGMC Insured	A2/AA/NR	1,856,729
	Broomfield, Colorado Water
	Activity Enterprise
3,385,000	5.000%, 12/01/21	A1/NR/NR	3,994,571
	Castle Rock, Colorado Water & Sewer
	Enterprise, Revenue Refunding
1,000,000	5.000%, 12/01/28	Aa3/AA+/NR	1,284,000
	Colorado Water Resource & Power
	Development Authority
925,000	5.000%, 09/01/25	Aaa/AAA/AAA	1,194,822
1,000,000	5.000%, 09/01/27	Aaa/AAA/AAA	1,294,380
1,855,000	5.000%, 09/01/17 NPFG Insured	A3/AA-/NR	1,860,417
	Denver, Colorado City and County
	Board Water Commissioners Master
	Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,145,470
	Erie, Colorado Water Enterprise
	Revenue, Series A
265,000	5.000%, 12/01/25 AGMC Insured
	(unrefunded portion)	A1/NR/NR	276,893
	Greeley, Colorado Water Revenue
1,705,000	5.000%, 08/01/28	Aa2/AA+/NR	2,176,501

9 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Water & Sewer (continued)
	North Weld County, Colorado Water
	District Enterprise Revenue Refunding
$1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	$1,689,672
	Parker, Colorado Water & Sanitation
	District Water & Sewer
	Enterprise Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA/NR	1,200,040
	Thorton, Colorado Water Enterprise
	Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,308,781
	Westminster, Colorado Water &
	Wastewater Utility Enterprise
1,160,000	5.000%, 12/01/28	NR/AAA/AA+	1,498,105
	Woodmoor, Colorado Water &
	Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,944,218
	Total Water & Sewer		32,450,157

	Miscellaneous Revenue (0.9%)
	Colorado Educational & Cultural Facility
	Authority, Independent School Revenue
	Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,101,930
	Colorado Educational & Cultural Facility
	Authority, Independent School Revenue
	Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	2,008,152
	Total Miscellaneous Revenue		3,110,082
	Total Revenue Bonds		175,191,334

	Pre-Refunded Bonds (22.5%)††

	Pre-Refunded
	General Obligation Bonds (8.2%)

	Metropolitan District (2.3%)
	Fraser Valley, Colorado Metropolitan
	Recreational District
1,875,000	5.000%, 12/01/25	NR/A/NR	1,964,494

10 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Pre-Refunded Bonds†† (continued)	Rating Moody’s, S&P and Fitch	Value

	Metropolitan District (continued)
	Hyland Hills Metro Park & Recreation
	District, Colorado
$875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	$911,138
	North Metro Fire Rescue District,
	Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA/NR	1,207,128
	Park Creek Metropolitan District,
	Colorado Revenue Refunding &
	Improvement - Senior Property
	Tax Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA/BBB	2,282,200
	Stonegate Village Metropolitan District,
	Colorado Refunding & Improvement
325,000	5.000%, 12/01/23 NPFG Insured	A3/AA-/NR	327,119
175,000	5.000%, 12/01/23 NPFG Insured	A3/AA-/NR	176,141
585,000	5.000%, 12/01/24 NPFG Insured	A3/AA-/NR	588,814
315,000	5.000%, 12/01/24 NPFG Insured	A3/AA-/NR	317,054
	Total Metropolitan District		7,774,088

	School Districts (5.9%)
	Adams & Arapahoe Counties, Colorado
	Joint School District #28J
2,500,000	5.500%, 12/01/23	Aa2/AA-/NR	2,744,350
	Adams & Weld Counties, Colorado
	School District #27J
1,000,000	5.375%, 12/01/26 NPFG Insured	Aa2/AA-/NR	1,007,100
	Arapahoe County, Colorado School
	District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,863,819
	Boulder Larimer & Weld Counties,
	Colorado
1,260,000	5.000%, 12/15/26 AGMC Insured	Aa2/AA/NR	1,270,269
1,500,000	5.000%, 12/15/28	Aa2/AA/NR	1,631,265
	Denver, Colorado City & County
	School District No. 1
3,000,000	5.250%, 12/01/27	Aa2/AA/NR	3,339,120
	El Paso County, Colorado School
	District #20
1,500,000	4.500%, 12/15/25 AGMC Insured	Aa2/NR/NR	1,565,100

11 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Pre-Refunded Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	School Districts (continued)
	Gunnison Watershed, Colorado
	School District
$1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	$1,119,731
	Jefferson County, Colorado School
	District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured	Aa2/AA/NR	3,025,890
	Total School Districts		19,566,644
	Total Pre-Refunded General
	Obligation Bonds		27,340,732

	Pre-Refunded Revenue Bonds (14.3%)

	Electric (0.9%)
	Colorado Springs, Colorado Utilities
	Revenue, Refunding Series A
1,705,000	4.750%, 11/15/27 .	NR/NR/NR*	1,900,359
	Colorado Springs, Colorado Utilities
	Revenue Refunding Series B
865,000	5.250%, 11/15/23 .	NR/NR/NR*	942,547
	Total Electric		2,842,906

	Higher Education (3.8%)
	Adams State College, Colorado Auxiliary
	Facilities Improvement Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,110,160
	Colorado School of Mines Enterprise
	Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,581,716
	Colorado State Board of Governors
	University Enterprise System, Series A
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA/NR	982,861
	Mesa State College, Colorado Auxiliary
	Facilities Enterprise
2,000,000	5.700%, 05/15/26	NR/AA-/NR	2,107,260
	University of Colorado Enterprise System
2,000,000	5.000%, 06/01/27	Aa2/NR/AA+	2,213,000
	University of Colorado Enterprise
	System Series A
2,000,000	4.750%, 06/01/27	Aa2/NR/AA+	2,338,320

12 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Pre-Refunded Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Higher Education (continued)
	Western State College, Colorado
	Institutional Enterprise, SHEIP, Series A
$1,160,000	5.000%, 05/15/24	Aa2/AA-/NR	$1,325,045
	Western State College, Colorado, SHEIP
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,127,120
	Total Higher Education		12,785,482

	Hospital (1.7%)
	Colorado Health Facility Authority
	Hospital Revenue, Adventist
	Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29 .	Aa2/NR/NR	2,512,050
	Colorado Health Facility Authority
	Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	A2/AA/BBB+	1,060,450
	Colorado Health Facility Authority
	Hospital Revenue, NCMC, Inc. Project
2,000,000	5.250%, 05/15/26 Series A AGM
	Insured	NR/AA/A+	2,222,900
	Total Hospital		5,795,400

	Lease (5.9%)
	Adams 12 Five Star Schools, Colorado
	COP
1,770,000	4.625%, 12/01/24	Aa3/A+/NR	1,910,025
500,000	5.000%, 12/01/25	Aa3/A+/NR	543,545
	Adams County, Colorado Corrections
	Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,739,344
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,307,712
	Colorado Educational & Cultural Facilities
	Authority, Charter School - James,
	Refunding & Improvement
3,000,000	5.000%, 08/01/27 AGC Insured	A3/AA/NR	3,102,270
	Colorado State Higher Education Capital
	Construction Lease
3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	3,267,300
	Douglas County, Colorado School District
	No. RE-1 Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,357,838

13 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Pre-Refunded Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Lease (continued)
	El Paso County, Colorado COP
	(Judicial Complex Project)
$735,000	4.500%, 12/01/26 AMBAC Insured	NR/NR/NR*	$765,429
	Rangeview Library District Project,
	Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured	Aa3/AA/NR	2,405,917
1,000,000	5.000%, 12/15/28 AGC Insured	Aa3/AA/NR	1,088,650
	Total Lease		19,488,030

	Sales Tax (1.4%)
	Denver, Colorado City & County
	Excise Tax Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured	A1/AA/NR	4,497,880

	Water & Sewer (0.6%)
	Aurora, Colorado Water Improvement
	First Lien, Series A
1,250,000	5.000%, 08/01/25 AMBAC Insured	Aa2/NR/AA+	1,292,612
	Erie, Colorado Water Enterprise
	Revenue, Series A
735,000	5.000%, 12/01/25 AGMC Insured	A1/NR/NR	769,641
	Total Water & Sewer		2,062,253
	Total Pre-Refunded Revenue Bonds		47,471,951
	Total Pre-Refunded Bonds		74,812,683
	Total Investments
	(cost $305,156,225-note 4)	97.8%	325,161,459
	Other assets less liabilities	2.2	7,368,731
	Net Assets	100.0%	$332,530,190

14 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Percent of
Portfolio Distribution by Quality Rating	Investments†
Aaa of Moody’s or AAA of S&P or Fitch	1.6%
Pre-Refunded bonds††	23.0
Aa of Moody’s or AA of S&P or Fitch	58.9
A of Moody’s or S&P or Fitch	12.9
Baa of Moody’s or BBB of S&P	3.1
Not Rated*	0.5
100.0%

PORTFOLIO ABBREVIATIONS:

ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMAC - Build America Mutual Assurance Co.
BEST - Building Excellent Schools Today
COP - Certificates of Participation
NCMC - Northern Colorado Medical Center
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

†	Where applicable, calculated using the highest rating of the three NRSRO.

††	Pre-refunded bonds are bonds secured by an escrow account, comprised of U.S. Government Obligations (unless otherwise noted), to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

15 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2016 (unaudited)

ASSETS
Investments at value (cost $305,156,225)	$325,161,459
Cash	4,955,801
Interest receivable	4,090,719
Receivable for Fund shares sold	2,171,608
Other assets	22,846
Total assets	336,402,433
LIABILITIES
Payable for Fund shares redeemed	2,211,622
Payable for investment securities purchased	1,289,427
Dividends payable	174,730
Management fee payable	140,199
Distribution and service fees payable	1,964
Accrued expenses payable	54,301
Total liabilities	3,872,243
NET ASSETS	$332,530,190
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$306,716
Additional paid-in capital	313,660,734
Net unrealized appreciation on investments (note 4)	20,005,234
Accumulated net realized loss on investment	(1,546,181)
Undistributed net investment income	103,687
	$332,530,190
CLASS A
Net Assets	$221,159,664
Capital shares outstanding	20,409,241
Net asset value and redemption price per share	$10.84
Maximum offering price per share (100/96 of $10.84)	$11.29
CLASS C
Net Assets	$23,721,249
Capital shares outstanding	2,194,248
Net asset value and offering price per share	$10.81
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$10.81	*
CLASS Y
Net Assets	$87,649,277
Capital shares outstanding	8,068,106
Net asset value, offering and redemption price per share	$10.86

See accompanying notes to financial statements.

16 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2016 (unaudited)

Investment Income:

Interest income		$5,437,417

Expenses:

Management fees (note 3)	$837,394
Distribution and service fees (note 3)	180,217
Transfer and shareholder servicing agent fees	63,874
Trustees’ fees and expenses (note 7)	52,530
Legal fees	46,316
Shareholders’ reports	11,224
Auditing and tax fees	10,910
Registration fees and dues	10,773
Insurance	6,944
Custodian fees	5,008
Chief compliance officer services (note 3)	4,492
Miscellaneous	20,837
Total expenses	1,250,519

Management fees waived (note 3)	(33,496)
Net expenses		1,217,023
Net investment income		4,220,394

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	2,877
Change in unrealized appreciation on
investments	172,683
Net realized and unrealized gain (loss) on
investments		175,560
Net change in net assets resulting from
		$4,395,954

See accompanying notes to financial statements.

17 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Year Ended
	(unaudited)	March 31, 2016
OPERATIONS:
Net investment income	$4,220,394	$8,405,799
Net realized gain (loss) from
securities transactions	2,877	339,917
Change in unrealized
appreciation on investments	172,683	554,701
Change in net assets from
operations	4,395,954	9,300,417

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(2,896,288)	(5,981,983)

Class C Shares:
Net investment income	(199,660)	(503,546)

Class Y Shares:
Net investment income	(1,100,133)	(1,897,203)
Change in net assets from
distributions	(4,196,081)	(8,382,732)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	27,726,730	59,605,647
Reinvested dividends and
distributions	3,218,027	6,530,907
Cost of shares redeemed	(22,799,880)	(32,403,313)
Change in net assets from
capital share transactions	8,144,877	33,733,241
Change in net assets	8,344,750	34,650,926

NET ASSETS:
Beginning of period	324,185,440	289,534,514
End of period*	$332,530,190	$324,185,440
*Includes undistributed net investment income of:	$103,687	$79,374

See accompanying notes to financial statements.

18 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2016 (unaudited)

1. Organization

     Aquila Tax-Free Fund of Colorado (the “Fund”), a series of Aquila Municipal Trust (prior to October 12, 2013, the Fund operated under the name Tax-Free Fund of Colorado), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

19 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2016:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	325,161,459
Level 3 – Significant Unobservable Inputs	—
Total	$325,161,459

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2013–2015) or expected to be taken in the Fund’s 2016 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class.Class-specific expenses,which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

20 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2016, there were no items identified that have been reclassified among components of net assets.

i)
The Fund is an investment company and accordingly follows the investment company accounting reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% of net assets of the Fund. The Manager has contractually agreed to waive fees through September 30, 2017 to the extent necessary in order to pass savings through to the shareholders with respect to the Sub-Advisory Agreement such that its fees are as follows: the annual rate shall be equivalent to 0.48% of net assets of the Fund up to $400 million; 0.46% of the Fund’s net assets above that amount to $1 billion and 0.44% of the Fund’s net assets above $1 billion. For the six months ended September 30, 2016, the Fund incurred management fees of $837,394 of which $33,496 was waived under the contractual fee waiver.

Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20%. The Sub-Adviser has contractually agreed to waive its fee through September 30, 2017 such that its annual rate of fees is at 0.18% of net assets of the Fund up to $400 million; 0.16% of net assets above $400 million up to $1 billion; and 0.14% of net assets above $1 billion.

21 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. While the Board of Trustees and shareholders approved an amendment to the Fund’s Distribution Plan applicable to Class A Shares which permits the Fund to make distribution fee payments at the rate of up to 0.15% on the entire net assets represented by Class A Shares, the Fund currently makes payment of this distribution fee at the annual rate of 0.05%. For the six months ended September 30, 2016, distribution fees on Class A Shares amounted to $56,446 of which the Distributor retained $2,289.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2016, amounted to $92,828. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2016, amounted to $30,943. The total of these payments with respect to Class C Shares amounted to $123,771 of which the Distributor retained $29,789.

22 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Colorado, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2016, total commissions on sales of Class A Shares amounted to $141,871 of which the Distributor received $29,176.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2016, purchases of securities and proceeds from the sales of securities aggregated $26,764,391 and $11,376,961, respectively.

     At September 30, 2016, the aggregate tax cost for all securities was $305,140,836. At September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $20,076,217 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $55,594 for a net unrealized appreciation of $20,020,623.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers’ ability to meet their obligations.

23 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

6. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2016		Year Ended
	(unaudited)		March 31, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	946,838	$10,300,181	2,467,976	$26,498,182
Reinvested dividends and
distributions	216,530	2,351,914	456,384	4,900,410
Cost of shares redeemed	(1,096,771)	(11,918,202)	(1,251,198)	(13,435,529)
Net change	66,597	733,893	1,673,162	17,963,063
Class C Shares:
Proceeds from shares sold	253,387	2,750,253	431,842	4,626,003
Reinvested dividends and
distributions	15,701	170,178	40,239	430,976
Cost of shares redeemed	(335,365)	(3,642,140)	(653,770)	(6,995,823)
Net change	66,277)	(721,709)	(181,689)	(1,938,844)
Class Y Shares:
Proceeds from shares sold	1,346,867	14,676,296	2,642,307	28,481,462
Reinvested dividends and
distributions	63,816	695,935	111,340	1,199,521
Cost of shares redeemed	(664,183)	(7,239,538)	(1,112,765)	(11,971,961)
Net change	746,500	8,132,693	1,640,882	17,709,022
Total transactions in Fund
shares	746,820	$8,144,877	3,132,355	$33,733,241

7. Trustees’ Fees and Expenses

     For the six months ended September 30, 2016, there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2016 was $46,130. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2016, such meeting-related expenses amounted to $6,400.

24 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. Due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2016, the Fund had capital loss carry forwards of $1,549,058 of which $55,212 expires in 2017 and $1,493,846 has no expiration and retains its character of short-term. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

25 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

     The tax character of distributions was as follows:

	Year	Year
	Ended	Ended
	March 31, 2016	March 31, 2015
Net tax-exempt income	$8,382,732	$8,416,080
Ordinary income	–	–
	$8,382,732	$8,416,080

     As of March 31, 2016 the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$113,323
Unrealized appreciation	19,912,209
Accumulated net loss on investments	(1,549,058)
Other temporary differences	(113,607)
$18,362,867

     The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the tax treatment of market discount amortization.

26 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months Ended		Year	Year	Year		Three Months		Year Ended
	9/30/16		Ended	Ended	Ended		Ended		December 31,
	(unaudited)		3/31/16	3/31/15	3/31/14		3/31/13†		2012	2011
Net asset value, beginning of period	$10.83		$10.80	$10.45	$10.80		$10.89		$10.63	$10.14
Income (loss) from investment operations:
Net investment income(1)	0.14		0.31	0.32	0.32		0.08		0.35	0.39
Net gain (loss) on securities (both
realized and unrealized)	0.01		0.03	0.35	(0.35)		(0.09)		0.26	0.49
Total from investment operations	0.15		0.34	0.67	(0.03)		(0.01)		0.61	0.88
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.31)	(0.32)	(0.32)		(0.08)		(0.35)	(0.39)
Distributions from capital gains	–		–	–	–		–		–	–
Total distributions	(0.14)		(0.31)	(0.32)	(0.32)		(0.08)		(0.35)	(0.39)
Net asset value, end of period	$10.84		$10.83	$10.80	$10.45		$10.80		$10.89	$10.63
Total return (not reflecting sales charge)	1.39	%(2)	3.20%	6.52%	(0.20)%		(0.10	)%(2)	5.85%	8.81%
Ratios/supplemental data
Net assets, end of period (in millions)	$221		$220	$202	$209		$233		$240	$221
Ratio of expenses to average net assets	0.68	%(3)	0.67%	0.73%	0.74	%(4)	0.70	%(3)	0.71%	0.75%
Ratio of net investment income to
average net assets	2.61	%(3)	2.89%	3.04%	3.09	%(4)	2.98	%(3)	3.27%	3.75%
Portfolio turnover rate	4	%(2)	10%	8%	4%		2	%(2)	15%	13%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.70	%(3)	0.69%	0.75%	0.76	%(4)	0.72	%(3)	0.73%	–
Ratio of net investment income to
average net assets	2.59	%(3)	2.87%	3.02%	3.07	%(4)	2.96	%(3)	3.26%	–
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.72% and 3.11%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

27 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months						Three
	Ended		Year	Year	Year		Months		Year Ended
	9/30/16		Ended	Ended	Ended		Ended		December 31,
	(unaudited)		3/31/16	3/31/15	3/31/14		3/31/13†		2012	2011
Net asset value, beginning of period	$10.80		$10.78	$10.43	$10.78		$10.87		$10.61	$10.12
Income (loss) from investment operations:
Net investment income(1)	0.09		0.21	0.22	0.22		0.05		0.25	0.29
Net gain (loss) on securities (both
realized and unrealized)	0.01		0.02	0.35	(0.35)		(0.09)		0.26	0.49
Total from investment operations	0.10		0.23	0.57	(0.13)		(0.04)		0.51	0.78
Less distributions (note 9):
Dividends from net investment income	(0.09)		(0.21)	(0.22)	(0.22)		(0.05)		(0.25)	(0.29)
Distributions from capital gains	–		–	–	–		–		–	–
Total distributions	(0.09)		(0.21)	(0.22)	(0.22)		(0.05)		(0.25)	(0.29)
Net asset value, end of period	$10.81		$10.80	$10.78	$10.43		$10.78		$10.87	$10.61
Total return (not reflecting CDSC)	0.91	%(2)	2.18%	5.52%	(1.15)%		(0.33	)%(2)	4.86%	7.80%
Ratios/supplemental data
Net assets, end of period (in millions)	$24		$24	$26	$28		$37		$38	$29
Ratio of expenses to average net assets	1.64	%(3)	1.62%	1.68%	1.68	%(4)	1.65	%(3)	1.66%	1.70%
Ratio of net investment income to
average net assets	1.64	%(3)	1.94%	2.09%	2.14	%(4)	2.03	%(3)	2.31%	2.79%
Portfolio turnover rate	4	%(2)	10%	8%	4%		2	%(2)	15%	13%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.66	%(3)	1.64%	1.70%	1.70	%(4)	1.67	%(3)	1.68%	–
Ratio of net investment income to
average net assets	1.62	%(3)	1.92%	2.07%	2.12	%(4)	2.01	%(3)	2.30%	–
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.67% and 2.16%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

28 | Aquila Tax-Free Fund of Colorado

AQUILA TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months						Three
	Ended		Year	Year	Year		Months		Year Ended
	9/30/16		Ended	Ended	Ended		Ended		December 31,
	(unaudited)		3/31/16	3/31/15	3/31/14		3/31/13†		2012	2011
Net asset value, beginning of period	$10.86		$10.83	$10.47	$10.83		$10.92		$10.66	$10.16
Income (loss) from investment operations:
Net investment income(1)	0.15		0.32	0.33	0.33		0.08		0.36	0.39
Net gain (loss) on securities (both
realized and unrealized)	(0.01)		0.02	0.36	(0.36)		(0.09)		0.26	0.50
Total from investment operations	0.14		0.34	0.69	(0.03)		(0.01)		0.62	0.89
Less distributions (note 10):
Dividends from net investment income	(0.14)		(0.31)	(0.33)	(0.33)		(0.08)		(0.36)	(0.39)
Distributions from capital gains	–		–	–	–		–		–	–
Total distributions	(0.14)		(0.31)	(0.33)	(0.33)		(0.08)		(0.36)	(0.39)
Net asset value, end of period	$10.86		$10.86	$10.83	$10.47		$10.83		$10.92	$10.66
Total return	1.32	%(2)	3.24%	6.66%	(0.24)%		(0.08	)%(2)	5.89%	8.96%
Ratios/supplemental data
Net assets, end of period (in millions)	$88		$79	$62	$45		$57		$50	$37
Ratio of expenses to average net assets	0.63	%(3)	0.62%	0.68%	0.68	%(4)	0.65	%(3)	0.66%	0.70%
Ratio of net investment income to
average net assets	2.66	%(3)	2.94%	3.08%	3.14	%(4)	3.03	%(3)	3.31%	3.80%
Portfolio turnover rate	4	%(2)	10%	8%	4%		2	%(2)	15%	13%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.65	%(3)	0.64%	0.70%	0.70	%(4)	0.67	%(3)	0.68%	–
Ratio of net investment income to
average net assets	2.64	%(3)	2.92%	3.06%	3.12	%(4)	3.01	%(3)	3.30%	–

Expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.63	%(3)	0.62%	0.68%	0.68	%(4)	0.65	%(3)	0.66%	0.70%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.66% and 3.16%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from December 31 to March 31. The information presented is for the period January 1, 2013 to March 31, 2013.

See accompanying notes to financial statements.

29 | Aquila Tax-Free Fund of Colorado

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (“12b-1”) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2016 and held for the six months ended September 30, 2016.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2016

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	1.39%	$1,000.00	$1,013.90	$3.43
Class C	0.91%	$1,000.00	$1,009.10	$8.26
Class Y	1.32%	$1,000.00	$1,013.20	$3.18

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.68%, 1.64% and 0.63% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

30 | Aquila Tax-Free Fund of Colorado

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2016

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.66	$3.45
Class C	5.00%	$1,000.00	$1,016.85	$8.29
Class Y	5.00%	$1,000.00	$1,021.91	$3.19

(1)
Expenses are equal to the annualized expense ratio of 0.68%, 1.64% and 0.63% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

31 | Aquila Tax-Free Fund of Colorado

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2016, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2016, $8,382,732 of dividends paid by Aquila Tax-Free Fund of Colorado, constituting 100% of total dividends paid, were exempt-interest dividends.

     Prior to February 15, 2017, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2016 calendar year.

32 | Aquila Tax-Free Fund of Colorado

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Davidson Fixed Income Management, Inc., doing business as Kirkpatrick Pettis Capital Management (the “Sub-Adviser”), to serve as the sub-adviser to the Fund pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2016. The independent Trustees met telephonically on August 30, 2016 and in person on September 18, 2016 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager and the Sub-Adviser. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable by the Fund under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund.

     At the meeting held on September 18, 2016, based on their evaluation of the information provided by the Manager, the Sub-Adviser and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2017. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

33 | Aquila Tax-Free Fund of Colorado

     The Manager has retained the Sub-Adviser to provide investment management of the Fund’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Fund. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Fund. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Mr. Christopher Johns. They considered that Mr. Johns is based in Denver, Colorado and that he has a comprehensive understanding regarding the economy of the State of Colorado and the securities in which the Fund invests, including those securities with less than the highest ratings from the rating agencies. The Trustees also noted that the Fund did not own any Puerto Rico municipal bonds during the review period.

     The Trustees considered that the Manager supervised and monitored the performance of the Sub-Adviser. The Trustees also considered that the Manager and the Sub-Adviser had provided all advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital.

     The Trustees also noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively.

The investment performance of the Fund

     The Trustees reviewed the Fund’s performance (Class A Shares) and compared its performance to the performance of:

•
the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (four Colorado intermediate and long municipal bond funds, as classified by Morningstar, that charge a front-end sales charge);

•
the funds in the Fund’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

34 | Aquila Tax-Free Fund of Colorado

  The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was lower than the average annual total return of the funds in the Peer Group for the one, three, five and ten-year periods ended June 30, 2016. However, the Trustees considered that the Fund’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the three, five and ten-year periods ended June 30, 2016 and higher than the average annual return of the benchmark index for the one, three and five-year periods ended June 30, 2016, but lower than the average annual total return of the funds in the Product Category for Performance for the one year period ended June 30, 2016. The Trustees determined that, as reflected in the Consultant’s Report, the Fund delivered satisfactory results on a risk-adjusted basis for the three and five year periods ended June 30, 2016 (as evidenced by its Sharpe ratio) when compared to the funds in the Product Category for Performance.

     The Trustees discussed the Fund’s performance record with the Manager and the Sub-Adviser and considered the Manager’s and Sub-Adviser’s view that the Fund’s performance, as compared to its peer group, was explained in part by the Fund’s somewhat higher-quality portfolio and lower duration. The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges.

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

Advisory and Sub-Advisory Fees and Fund Expenses

     The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager, and not the Fund, paid the Sub-Adviser under the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the advisory fee paid under the Advisory Agreement and retained by the Manager. The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•
the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 4-7 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was lower than the average and median contractual advisory fee of the funds in the Peer Group (at the Fund’s current asset level). They also considered that the Fund’s contractual advisory fee was lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses at the Fund’s current asset level and up to $5 billion in assets.

35 | Aquila Tax-Free Fund of Colorado

     The Trustees noted that the Fund’s actual management fee (after giving effect to the fee waiver) was higher than the average actual management fee of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers in effect for those funds). They noted, however that the Fund’s actual expenses (for Class A shares), after giving effect to fee waivers and expense reimbursements) were lower than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

     The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager by the Fund. With respect to the Sub-Adviser, the Trustees noted that the fee rates for its other clients were generally lower than the fees paid to the Sub-Adviser with respect to the Fund. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those client accounts.

     The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager and the Sub-Adviser.

Profitability

     The Trustees received materials from the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Fund. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Fund did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

36 | Aquila Tax-Free Fund of Colorado

The extent to which economies of scale would be realized as the Fund grows

     The Trustees considered the extent to which the Manager and the Sub-Adviser may realize economies of scale or other efficiencies in managing the Fund. They noted that the Sub-Adviser has agreed to waive a portion of its sub-advisory fees and to include breakpoints in its fee schedule based on the size of the Fund. In addition, it was noted that the Manager had contractually agreed to waive its fees to the extent necessary in order to pass the benefits of the breakpoints in the sub-advisory fee schedule and the Sub-Adviser’s fee waiver under the Sub-Advisory Agreement to the shareholders of the Fund. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

37 | Aquila Tax-Free Fund of Colorado

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Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Investment Sub-Adviser
KIRKPATRICK PETTIS CAPITAL MANAGEMENT
1550 Market Street, Suite 300
Denver, Colorado 80202

Board of Trustees
John C. Lucking, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Grady Gammage, Jr.
Glenn P. O’Flaherty
James R. Ramsey
Laureen L. White

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
 Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Craig T. DiRuzzo, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
and Treasurer

Distributor
     AQUILA DISTRIBUTORS LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
 4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
THE BANK OF NEW YORK MELLON
225 Liberty Street
New York, New York 10286

Further information is contained in the Prospectus,
which must precede or accompany this report.

Semi-Annual Report September 30, 2016

Please plan to join us for your 2017 shareholder meeting. Details will be available on our website as the date approaches: www.aquilafunds.com or through your financial professional.

Aquila Tax-Free Fund For Utah “The Role of Trustees” Serving Utah investors since 1992

November, 2016

Dear Fellow Shareholder:

     As you may be aware, the Investment Company Act of 1940 (the “1940 Act”) is the primary federal law governing the structure and operation of mutual funds. It is enforced and regulated by the U.S. Securities and Exchange Commission (the “SEC”) and defines, among other things, certain responsibilities of Trustees.

     Under applicable state law, Trustees are charged, as their primary responsibility, with safeguarding the interests of shareholders. As such, your Trustees seek to act in your best interests, putting your interests ahead of their own interests and those of anyone else, in overseeing the policies and procedures of Aquila Tax-Free Fund For Utah (your “Fund”), as well as the services provided by your Fund’s key service providers.

     Your Trustees’ key role is to be alert and sensitive to any conflicts of interest. By law, a substantial number of the Trustees must be “independent,” meaning that they have no affiliation with any sponsoring or support organization of the Fund. This requirement is in place in an effort to enhance Trustee impartiality. In order to ensure that your Board of Trustees continually maintains adequate independence, your Trustees complete a questionnaire on an annual basis which is, in turn, reviewed by your Fund’s legal counsel. It is also worthy to note that, at all times, a significant percentage of the Trustees must have been elected by you, the shareholders.

     The 1940 Act requires your Board of Trustees to review certain of your Fund’s contracts on at least an annual basis, at which time, the majority of your Trustees, including a majority of the independentTrustees, must be present in person. Moreover, in their review of the contract with your Fund’s adviser, the Trustees seek to consider certain factors and their conclusions are disclosed to you in your Fund’s next annual or semi-annual report (as is the case with this semi-annual report). Your Trustees’ other key responsibilities include oversight of your Fund’s compliance policies and procedures, valuation and risk management.

     Your Board of Trustees oversees the business of your Fund through regular quarterly and ad hoc board meetings, committee meetings (which focus on specific subject matters) and frequent communications. These meetings allow Trustees to be brought up-to-date on the affairs of your Fund, ask questions, and deliberate and vote on issues important to your Fund and its shareholders.

     Selection and nomination of independent Trustees is by the existing independent Trustees. As detailed in the Nominating Committee Charter which is available on your Fund’s website (www.aquilafunds.com), your Board of Trustees seeks to develop and maintain a board of high quality, independence and integrity to best serve your interests. The Trustees associated with the Aquila Group of Funds are additionally selected on the basis of being accomplished individuals of diverse backgrounds from various parts of the United States, including Utah. Through this diversity, we strive to provide your Fund with a broad breadth and balance of knowledge and experience. Biographical and other information on your Board of Trustees is available on our website and, by law, is included in your Fund’s annual report and Statement of Additional Information.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Although, not required, Trustees in the Aquila Group of Funds self-impose some additional criteria.

•
In addition to overseeing your Fund, all Trustees are also fellow shareholders. While Trustees, like any investor, must consider, among other things, their own personal investment objectives (including tax benefits afforded the investment by their state of residence) when deciding upon the size of their investment in Aquila Tax-Free Fund For Utah, we believe it is important that each Trustee has “some skin the game.”

•	Consideration is given to including local residents as Trustees. In this way, the Fund can benefit from their hands-on insight and knowledge of their State.

In short, your Board of Trustees are your “watchdogs,” looking over operations of Aquila Tax-Free Fund For Utah.

     It has been our experience that those who have undertaken to serve as Trustees diligently devote their energies, talents and experience to furthering the interests of you, our shareholders.

Sincerely,
Diana P. Herrmann, Vice Chair and President

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	General Obligation Bonds (20.8%)	Rating Moody’s, S&P and Fitch	Value

	City & County (6.7%)
	Bexar County, Texas
$2,000,000	4.000%, 06/15/31	Aaa/AAA/AAA	$2,243,040
	Bexar County, Texas Certificates of
	Obligation
1,000,000	4.000%, 06/15/34	Aaa/AAA/AAA	1,124,730
	Carson City, Nevada
1,000,000	5.000%, 05/01/28	A1/AA-/NR	1,219,390
	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA/NR	2,548,219
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA/NR	1,126,470
2,000,000	5.000%, 11/01/28 AGMC/AMBAC
	Insured	Aa1/AA/AA	2,006,160
1,000,000	4.000%, 11/01/32 Series 2016B	Aa1/AA/NR	1,142,390
	Fort Bend County, Texas
1,000,000	4.500%, 03/01/35 Series B	Aa1/NR/AA+	1,160,320
	Henderson, Nevada Refunding
	Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA+/NR	1,195,000
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA+/NR	908,955
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA+/NR	894,862
	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa3/AA/NR	1,088,590
1,000,000	5.000%, 03/01/33	Aa3/AA/NR	1,216,780
	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,202,160
	Orem, Utah Refunding
690,000	0.250%, 12/01/16	NR/AA/AA+	689,193
900,000	0.250%, 12/01/17	NR/AA/AA+	894,114
	Reedy Creek, Florida Improvement
	District
1,000,000	5.250%, 06/01/29 Series A	Aa3/AA-/AA-	1,233,810
	Reno, Nevada, Capital Improvement
	Refunding
1,000,000	5.000%, 06/01/28	A1/A-/NR	1,181,270
	San Angelo, Texas Certificates of
	Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	3,111,482

1 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	City & County (continued)
	San Antonio, Texas Refunding &
	General Improvement
$1,000,000	4.000%, 02/01/34	Aaa/AAA/AAA	$1,123,410
	Washoe County, Nevada Refunding
	Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,328,980
	Total City and County		29,639,325

	Hospital (0.7%)
	Bexar County, Texas Hospital
	District Limited Tax
1,855,000	4.000%, 02/15/34	Aa1/AA+/AA+	2,058,104
	King County, Washington Public
	Hospital District No. 002,
	Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A+/NR	1,154,880
	Total Hospital		3,212,984

	Local Public Property (0.6%)
	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/35 Series A	Aa3/AA/NR	1,208,360
	Missouri City, Texas Refunding
1,235,000	4.000%, 06/15/32	Aa2/NR/NR	1,366,651
	Total Local Public Property		2,575,011

	Public Schools (10.2%)
	Aldine, Texas Independent School
	District
1,000,000	4.000%, 02/15/37 PSF Guaranteed	Aaa/AAA/NR	1,097,480
	Austin, Texas Community College
	District Limited Tax
1,000,000	4.000%, 08/01/33	Aa1/AA+/AA+	1,131,760
	Chisum, Texas Independent School
	District
1,025,000	4.000%, 08/15/34 PSF Guaranteed	Aaa/NR/NR	1,144,361
	Clark County, Nevada School District
	Limited Tax
2,000,000	4.000%, 06/15/30 Series D	A1/AA-/NR	2,264,320

2 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Public Schools (continued)
	Cleburne, Texas Independent School
	District
$1,000,000	5.000%, 02/15/26 PSF Guaranteed	Aaa/NR/NR	$1,171,670
	Crowley, Texas Independent School
	District
1,000,000	4.000%, 08/01/35 Series A PSF
	Guaranteed	Aaa/NR/NR	1,115,550
	Davis County, Utah School District
	School Board Guaranty Program
4,395,000	4.000%, 06/01/25 Series B	Aaa/NR/NR	5,224,293
	Duchesne County, Utah School
	District School Building, School
	Board Guaranty Program
6,250,000	4.000%, 06/01/32	Aaa/NR/NR	7,078,375
	Eagle Pass, Texas Independent
	School District
2,580,000	4.000%, 08/15/35 PSF Guaranteed	NR/AAA/AAA	2,840,425
2,685,000	4.000%, 08/15/36 PSF Guaranteed	NR/AAA/AAA	2,946,331
	Forney, Texas Independent School
	District Capital Appreciation Refunding
1,000,000	zero coupon, 08/15/39 AGMC
	Insured	NR/AA/NR	355,330
	Frisco, Texas Independent School
	District
1,000,000	4.000%, 08/15/34 Series A PSF
	Guaranteed	Aaa/AAA/NR	1,118,280
	Grant & Douglas Counties, Washington
	School District No. 144 Quincy
	School Board Guaranty Program
1,500,000	4.000%, 12/01/35	Aa1/AA+/NR	1,679,625
	Jefferson County, Washington School
	District No. 50 Port Townsend School
	Board Guaranty Program
1,000,000	5.000%, 12/01/35	Aa1/NR/NR	1,216,200
	King County, Washington School District
	No. 414 Lake Washington, School
	Board Guaranty Program
1,000,000	4.000%, 12/01/35	Aaa/AA+/NR	1,134,370

3 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Public Schools (continued)
	Kitsap County, Washington School
	District No. 401 Central Kitsap School
	Board Guaranty Program
$1,000,000	4.000%, 12/01/35	Aa1/AA+/NR	$1,118,840
	Lewis County, Washington School District
	No. 302 Chehalis School Board
	Guaranty Program
1,000,000	5.000%, 12/01/34	Aa1/NR/NR	1,192,610
	Liberty Hill, Texas Independent School
	District
935,000	4.000%, 02/01/36 PSF Guaranteed	Aaa/NR/NR	1,030,155
	San Antonio, Texas Independent
	School District
1,000,000	4.000%, 08/15/33 PSF Guaranteed	Aaa/NR/AAA	1,126,630
	San Benito, Texas Consolidated
	Independent School District
1,760,000	4.000%, 02/15/34 PSF Guaranteed	NR/AAA/NR	1,968,173
	Snohomish County, Washington School
	District No. 15 Edmonds School Board
	Guaranty Program
1,500,000	4.000%, 12/01/35	Aa1/AA+/NR	1,655,325
	Taylor, Texas Consolidated Independent
	School District
1,000,000	4.000%, 02/15/34 PSF Guaranteed	NR/AAA/NR	1,129,830
	Washoe County, Nevada School District
	Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	Aa3/AA/NR	2,303,860
	Willis, Texas Independent School District
1,000,000	4.000%, 02/15/34 PSF Guaranteed	Aaa/NR/NR	1,113,000
	Wylie, Texas Independent School
	District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF
	Guaranteed	Aaa/NR/NR	604,510
	Total Public Schools		44,761,303

4 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	General Obligation Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	State (1.2%)
	Texas State Transportation Commission
	Highway Improvement
$1,000,000	5.000%, 04/01/29	Aaa/AAA/AAA	$1,227,180
	Texas State Transportation Commission
	Mobility Fund
1,000,000	5.000%, 10/01/31 Series 2015A	Aaa/AAA/AAA	1,245,690
	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,246,080
	State of Washington
1,500,000	zero coupon, 01/01/18 Series S-2
	AGMC Insured	Aa1/AA+/AA+	1,481,580
	Total State		5,200,530

	Water and Sewer (1.4%)
	Central Utah Water Conservancy
	District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AAA	886,222
	Las Vegas Valley, Nevada Water
	District Refunding
1,000,000	5.000%, 06/01/30 Series C	Aa1/AA/NR	1,163,160
	Las Vegas Valley, Nevada Water District
	Refunding & Water Improvement
2,600,000	5.000%, 02/01/38 Series A	Aa1/AA/NR	2,723,188
	Las Vegas Valley, Nevada Water District
	Refunding, Limited Tax & Water
	Improvement
1,000,000	5.000%, 06/01/36 Series A	Aa1/AA/NR	1,212,300
	Total Water and Sewer		5,984,870
	Total General Obligation Bonds		91,374,023

	Revenue Bonds (60.8%)

	Airport (1.5%)
	Broward County, Florida Airport System
	Revenue Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A	1,119,710

5 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Airport (continued)
	Clark County, Nevada Passenger Facilities
	Charge Revenue Las Vegas-McCarran
	International Airport
$1,500,000	5.000%, 07/01/30	A1/A+/NR	$1,673,415
	Jacksonville, Florida Aviation Authority
1,895,000	5.000%, 10/01/26 AMBAC
	Insured AMT	A2/A/NR	1,895,000
	Miami-Dade County, Florida Aviation
	Revenue Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,913,738
	Total Airport		6,601,863

	Charter Schools (8.2%)
	Utah County, Utah Charter School
	Revenue Renaissance Academy
50,000	5.350%, 07/15/17 Series A 144A	NR/NR/NR*	50,513
	Utah State Charter School Finance
	Authority American Leadership Academy
1,400,000	5.000%, 10/15/35	NR/AA/NR	1,616,398
	Utah State Charter School Finance
	Authority George Washington Academy
500,000	1.000%, 04/15/18 Series 2015	NR/AA/NR	498,940
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,699,710
	Utah State Charter School Finance
	Authority Good Foundations Academy
915,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	921,359
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,666,221
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,302,173
	Utah State Charter School Finance
	Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,544,416
1,280,000	4.000%, 10/15/31†††	NR/AA/NR	1,406,131
	Utah State Charter School Finance
	Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,547,299

6 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Charter Schools (continued)
	Utah State Charter School Finance
	Authority Legacy Preparatory Academy
$405,000	4.000%, 04/15/22	NR/AA/NR	$452,583
440,000	4.000%, 04/15/24	NR/AA/NR	501,213
2,530,000	5.000%, 04/15/29	NR/AA/NR	2,973,383
1,635,000	5.000%, 04/15/34	NR/AA/NR	1,884,370
	Utah State Charter School Finance
	Authority Monticello Academy
	(School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,135,310
	Utah State Charter School Finance
	Authority Ogden Preparatory Academy
	(School Board Guaranty Program)
475,000	4.000%, 10/15/22	NR/AA/NR	540,550
505,000	4.000%, 10/15/23	NR/AA/NR	571,584
525,000	4.000%, 10/15/24	NR/AA/NR	587,192
	Utah State Charter School Finance
	Authority Providence Hall Elementary
	School (School Board Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,196,150
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,142,890
	Utah State Charter School Finance
	Authority Davinci Academy,
	Refunding & Improvement
1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,138,300
	Utah State Charter School Finance
	Authority Venture Academy
480,000	0.500%, 10/15/19	NR/AA/NR	472,718
675,000	4.000%, 10/15/24	NR/AA/NR	753,833
855,000	5.000%, 10/15/29	NR/AA/NR	1,004,839
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,263,707
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,278,248
2,115,000	5.000%, 10/15/44	NR/AA/NR	2,413,152

7 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Charter Schools (continued)
	Utah State Charter School Finance
	Authority Wasatch Peak Academy
	Project, School Board Guaranty Program
$740,000	5.000%, 10/15/29	NR/AA/NR	$858,999
700,000	5.000%, 10/15/36	NR/AA/NR	787,290
	Total Charter Schools		36,209,471

	Electric (6.7%)
	Clark County, Washington Public Utility
	District No. 001 Electric Revenue
	Refunding
880,000	5.000%, 01/01/30	A1/A/A+	1,058,103
	Consolidated Wyoming Municipalities
	Electric Facilities Improvement Lease,
	Gillette
1,000,000	5.000%, 06/01/31 .	A1/A+/NR	1,164,840
	Cowlitz County, Washington Public
	Utility District No. 001
90,000	4.500%, 09/01/26 NPFG Insured
	(unrefunded balance)	A1/NR/NR	90,242
	Jacksonville Electric Authority, Florida
	Electric System Revenue
500,000	4.500%, 10/01/32 Series Three 2012A	Aa2/AA-/AA	559,340
	Lower Colorado River Authority, Texas
1,470,000	5.250%, 05/15/29 (unrefunded balance).	A2/A/A	1,620,572
1,000,000	5.000%, 05/15/36 Series A
	(unrefunded balance)	A2/A/A	1,166,550
	Lower Colorado River Authority, Texas
	Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,206,340
	San Antonio, Texas Electric & Gas
	Revenue System
2,000,000	4.000%, 02/01/33	Aa1/AA/AA+	2,244,500
	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 AGC Insured	A3/NR/NR	1,005,603

8 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Electric (continued)
	Southeast Alaska Power Agency Electric
	Refunding & Improvement
$1,170,000	5.250%, 06/01/30	NR/A-/NR	$1,373,943
	St. George, Utah Electric Revenue
1,820,000	4.000%, 06/01/32 AGMC Insured	A2/AA/NR	2,122,484
	Utah Associated Municipal Power System
	Revenue, Horse Butte Wind Project
1,005,000	5.000%, 09/01/32 Series A	NR/A/A	1,179,468
	Utah Associated Municipal Power System
	Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24	NR/A-/A	2,340,520
1,000,000	5.000%, 04/01/25	NR/A-/A	1,167,630
6,375,000	5.000%, 04/01/26	NR/A-/A	7,426,939
	Utah Associated Municipal Power System
	Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A/A	934,276
905,000	5.000%, 03/01/32	NR/A/A	1,054,651
745,000	5.000%, 03/01/34	NR/A/A	859,141
	Wyoming Municipal Power Agency
	Power Supply System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	757,483
	Total Electric		29,332,625

	Higher Education (6.1%)
	Florida Higher Education Facilities
	Authority Revenue, Refunding,
	Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	1,162,840
	Lone Star College System, Texas
1,190,000	4.000%, 08/15/34	NR/AA/NR	1,318,092
	Salt Lake County, Utah Westminster
	College Project
280,000	1.000%, 10/01/17	NR/BBB/NR	279,149
685,000	5.000%, 10/01/19	NR/BBB/NR	744,958
720,000	5.000%, 10/01/20	NR/BBB/NR	798,617
825,000	4.750%, 10/01/20	NR/BBB/NR	838,497
870,000	4.750%, 10/01/21	NR/BBB/NR	883,807

9 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Higher Education (continued)
	Salt Lake County, Utah Westminster
	College Project (continued)
$790,000	5.000%, 10/01/22	NR/BBB/NR	$896,397
600,000	5.000%, 10/01/27	NR/BBB/NR	608,622
955,000	5.000%, 10/01/28	NR/BBB/NR	1,105,728
1,005,000	5.000%, 10/01/29	NR/BBB/NR	1,151,408
1,055,000	5.000%, 10/01/30	NR/BBB/NR	1,204,451
	University of South Florida Financing Corp.,
	Florida COP Refunding Master Lease
	Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,196,860
	Utah State Board of Regents, Dixie State
	University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	2,174,706
	Utah State Board of Regents Lease
	Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	411,144
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	426,182
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	451,292
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	120,347
	Utah State Board of Regents, University
	of Utah
530,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	652,213
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	733,494
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	551,120
	Utah State Board of Regents,
	Utah State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,260,241
	Utah State Board of Regents, Utah Valley
	University Student Center Building Fee
	And Unified System Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,609,336
	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,546,266
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,627,680

10 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Higher Education (continued)
	Washington State Higher Education
	Facilities Authority Revenue, Refunding,
	Gonzaga University Project
$950,000	5.000%, 04/01/24 Series B	A3/NR/NR	$1,033,857
	Total Higher Education		26,787,304

	Hospital (2.8%)
	Brevard County, Florida Health Facilities
	Authority Health First Inc. Project
890,000	5.000%, 04/01/18	A2/A/NR	896,177
750,000	5.000%, 04/01/30	A2/A/NR	889,148
	Campbell County, Wyoming Hospital
	District, Hospital Revenue, Memorial
	Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-/NR	1,159,943
1,000,000	5.500%, 12/01/34	NR/A-/NR	1,120,180
	Harris County, Texas Health Facilities
	Development Corp., Christus Health
540,000	4.750%, 07/01/30 AGMC Insured
	(unrefunded balance)	A1/AA/NR	590,776
	Henderson, Nevada Health Care Facilities,
	Dignity Health
1,350,000	5.250%, 07/01/31 Series B	A3/A/A	1,394,455
	Indiana Finance Authority Hospital
	Revenue, Parkview Health System
300,000	5.875%, 05/01/29	Aa3/A+/NR	300,999
	Miami-Dade County, Florida Public
	Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa3/A+/AA-	1,216,040
	Reno, Nevada Hospital Revenue,
	Washoe Medical Center
65,000	5.000%, 06/01/23 AGMC Insured
	(unrefunded balance)	A2/AA/NR	69,058
70,000	5.000%, 06/01/23 AGMC Insured
	(unrefunded balance)	A2/AA/NR	74,334

11 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Hospital (continued)
	Riverton, Utah Hospital Revenue,
	Intermountain Health Care
	Health Services, Inc.
$940,000	5.000%, 08/15/36	Aa1/AA+/NR	$1,028,463
	Utah County, Utah Hospital Revenue,
	IHC Health Services, Inc.
1,205,000	5.000%, 05/15/25	Aa1/AA+/NR	1,413,345
880,000	5.000%, 05/15/28	Aa1/AA+/NR	1,023,114
500,000	5.000%, 05/15/29	Aa1/AA+/NR	577,920
	Washington State Health Care Facilities
	Authority Revenue, Refunding,
	Fred Hutchinson Cancer
595,000	5.000%, 01/01/18	A3/A/NR	623,465
	Total Hospital		12,377,417

	Housing (0.5%)
	Utah Housing Corporation Single
	Family Mortgage
85,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	88,593
635,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	660,083
95,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	99,423
310,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	325,506
1,000,000	4.000%, 01/01/36 Series D FHA Insured	Aa3/AA-/AA-	1,078,880
	Total Housing		2,252,485

	Local Public Property (9.9%)
	Bluffdale, Utah Local Building Authority
	Lease Revenue
1,215,000	4.000%, 03/01/35	A1/NR/NR	1,306,526
	Brigham, Utah Special Assessment
	Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,266,038
376,000	5.500%, 08/01/29	A1/NR/NR	419,838
	Brownsville, Texas Navigation District -
	Senior Lien
1,220,000	5.000%, 03/01/30 AGMC Insured AMT	A2/AA/NR	1,441,662

12 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Local Public Property (continued)
	Civicventures, Alaska Revenue Refunding,
	Anchorage Convention Center
$1,000,000	5.000%, 09/01/28	NR/A/AA-	$1,194,940
1,000,000	5.000%, 09/01/29	NR/A/AA-	1,185,310
1,000,000	5.000%, 09/01/30	NR/A/AA-	1,180,960
	Clark County, Nevada Improvement
	District Special Local Improvement
	#128 (Summerlin)
490,000	5.000%, 02/01/21 Series A	NR/NR/NR*	491,622
	Downtown Redevelopment Authority
	Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,172,320
	Eagle Mountain, Utah Special
	Assessment Area
405,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	466,803
	Harris County, Texas Sports Refunding
	Senior Lien
500,000	5.000%, 11/15/30 Series A	A2/A-/NR	594,475
	Herriman, Utah Special Assessment
	Towne Center Assessment Area
1,975,000	5.000%, 11/01/29	NR/AA-/NR	2,253,021
	Houston, Texas Hotel Occupancy Tax
	and Special Revenue
1,000,000	5.000%, 09/01/31	A2/A-/NR	1,190,150
	Jacksonville, Florida Special Revenue
	and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	Aa3/AA-/AA-	1,239,528
	Mesquite, Nevada New Special
	Improvement District
95,000	5.250%, 08/01/17	NR/NR/NR*	95,612
220,000	5.350%, 08/01/19	NR/NR/NR*	221,558
95,000	5.400%, 08/01/20	NR/NR/NR*	95,630
340,000	5.500%, 08/01/25	NR/NR/NR*	341,669
	New Albany, Indiana Development
	Authority
500,000	4.250%, 02/01/22	NR/A+/NR	504,555

13 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Local Public Property (continued)
	Orange County, Florida Tourist
	Development Tax Revenue Refunding
$1,000,000	5.000%, 10/01/30	Aa3/AA-/AA	$1,223,580
	Orem, Utah Special Assessment
165,000	7.750%, 11/01/25	NR/NR/NR*	165,381
	Salt Lake City, Utah Local Building
	Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,090,266
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	440,694
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	470,386
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	505,880
	South Jordan, Utah Special Assessment
	(Daybreak Assessment Area No. 1)
1,370,000	4.000%, 11/01/27	NR/AA+/NR	1,567,705
1,735,000	4.000%, 11/01/28	NR/AA+/NR	1,958,850
1,500,000	4.000%, 11/01/30	NR/AA+/NR	1,668,135
	Springville, Utah Special Assessment
	Revenue
38,000	5.500%, 01/15/17	NR/NR/NR*	38,010
40,000	5.650%, 01/15/18	NR/NR/NR*	40,007
43,000	5.800%, 01/15/19	NR/NR/NR*	43,003
37,000	5.900%, 01/15/20	NR/NR/NR*	36,997
	St. Augustine, Florida Capital
	Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/A+/A+	593,440
	St. Lucie County, Florida School Board
	COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	A1/A/A+	587,225
	Unified Utah Fire Service Area Local
	Building Authority Lease Revenue
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,650,353
2,450,000	4.000%, 04/01/33	Aa2/NR/NR	2,748,410
	Washington County/St. George Interlocal
	Agency, Utah Lease Revenue Refunding
1,365,000	0.500%, 12/01/16 Series A	A1/A+/NR	1,363,471
	Weber County, Utah Special Assessment
	Summit Mountain Area
1,590,000	5.500%, 01/15/28	NR/AA-/NR	1,955,732
4,120,000	5.750%, 01/15/33	NR/AA-/NR	5,114,980

14 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Local Public Property (continued)
	West Valley City, Utah Municipal Building
	Authority Lease Revenue Refunding
$900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	$996,615
1,310,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	1,426,931
	Total Local Public Property		43,348,268

	Public Schools (1.3%)
	Ogden City, Utah Municipal Building
	Authority School District Lease Revenue
1,315,000	5.000%, 01/15/31	Aa3/NR/NR	1,525,821
	Uintah County, Utah School District
	Municipal Building Authority Lease
	Revenue Refunding
2,327,000	2.000%, 08/01/22	NR/NR/NR*	2,326,977
	Warsaw, Indiana Multi-School
	Building Corp., First Mortgage
1,800,000	5.450%, 01/15/28 Series B	NR/AA+/NR	1,898,802
	Total Public Schools		5,751,600

	Sales Tax (4.8%)
	Bountiful City, Utah Sales Tax
	Refunding Bond
220,000	4.000%, 06/01/17	NR/AA/NR	224,607
	Central Puget Sound, Washington
	Regional Transit Authority Sales &
	Use Tax Improvement & Refunding
1,000,000	5.000%, 11/01/31	Aa2/AAA/NR	1,246,820
	Cottonwood Heights, Utah Sales Tax
	Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA-/NR	2,383,880
	Draper, Utah Sales Tax Revenue
1,000,000	5.000%, 05/01/32 Series A	NR/AA/NR	1,194,090
	Herriman City, Utah Sales & Franchise
	Tax Revenue Refunding
350,000	1.000%, 08/01/19 Series B	NR/AA-/NR	348,159
2,040,000	4.000%, 08/01/25 Series B	NR/AA-/NR	2,395,470
2,135,000	4.000%, 08/01/30 Series B	NR/AA-/NR	2,394,253
1,515,000	5.000%, 08/01/33 Series B	NR/AA-/NR	1,829,135

15 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Sales Tax (continued)
	Miami-Dade County, Florida Transit
	System Sales Surtax Revenue
$1,000,000	5.000%, 07/01/34	A1/AA/AA-	$1,196,860
	Riverton City, Utah Franchise & Sales
	Tax Revenue
750,000	4.000%, 06/01/30	NR/AA-/AA	828,442
1,000,000	5.250%, 12/01/36	NR/AA-/AA	1,205,710
	South Jordan, Utah Redevelopment
	Agency Subordinated Sales Tax & Tax
	Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA-/AA+	1,201,160
	Spanish Fork City, Utah Sales Tax
	Revenue Refunding
1,115,000	0.750%, 04/15/18 Series 2014	NR/AA-/NR	1,112,636
	Utah Transit Authority Sales Tax Revenue
1,000,000	4.000%, 12/15/30	A1/A+/AA	1,135,770
	Utah Transit Authority Sales Tax Revenue
	Subordinated, Capital Appreciation
1,000,000	zero coupon, 12/15/32	A1/A+/AA	596,860
	West Valley City, Utah Sales Tax Revenue
	Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,655,920
	Total Sales Tax		20,949,772

	State Agency (2.3%)
	Utah Infrastructure Agency
	Telecommunications & Franchise Tax
635,000	1.000%, 10/15/19	A2/AA-/NR	627,494
1,970,000	5.250%, 10/15/30	A2/AA-/NR	2,430,468
1,000,000	5.000%, 10/15/33	A2/AA-/NR	1,182,820
1,630,000	5.250%, 10/15/38	A2/AA-/NR	1,953,245
1,000,000	5.500%, 10/15/30 Series A
	AGMC Insured	A2/AA/NR	1,185,550
1,475,000	5.250%, 10/15/33 Series A
	AGMC Insured	A2/AA/NR	1,721,650

16 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	State Agency (continued)
	Utah State Building Ownership Authority
	Lease Revenue Refunding State Facilities
	Master Lease Program
$1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	$1,254,930
	Total State Agency		10,356,157

	Transportation (5.4%)
	Clark County, Nevada Highway
	Improvement Revenue Indexed Fuel
	Tax & Subordinate Motor Vehicle
	Fuel Tax
2,000,000	5.000%, 07/01/31	Aa3/AA-/NR	2,432,300
	North Texas Tollway Authority, Texas
755,000	6.100%, 01/01/28 Series A
	(unrefunded balance)	A1/A/NR	838,775
	Utah Transit Authority Sales Tax
	Revenue
1,000,000	5.000%, 06/15/31 Series A	Aa2/AAA/AA	1,244,620
2,000,000	5.000%, 06/15/38 Series A	Aa2/AAA/AA	2,440,900
	Utah Transit Authority Sales
	Tax Revenue Subordinated
5,000,000	5.000%, 06/15/34 Series A	A1/A+/AA	6,023,200
5,000,000	5.000%, 06/15/37 Series A	A1/A+/AA	5,971,200
	Utah Transit Authority Sales Tax
	Revenue Refunding
1,000,000	5.000%, 06/15/32	A1/A+/AA	1,192,130
	Utah Transit Authority Sales Tax &
	Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	263,732
	Washoe County, Nevada Highway
	Revenue Fuel Tax
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,103,760
1,000,000	5.000%, 02/01/32	A1/A+/NR	1,085,310
1,000,000	5.000%, 02/01/38	A1/A+/NR	1,082,190
	Total Transportation		23,678,117

17 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Water and Sewer (11.3%)
	Central Utah Water Conservancy
	District Refunding, Jordanelle Hydrant
$1,125,000	4.500%, 10/01/27 Series A	NR/AA/AA	$1,288,395
	Central Weber, Utah Sewer Improvement
	District Revenue Refunding
1,000,000	5.000%, 03/01/28 Series A
	AGMC Insured	NR/AA/AA	1,116,120
4,000,000	5.000%, 03/01/33 Series A
	AGMC Insured	NR/AA/AA	4,443,320
	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	Aa3/AA/NR	1,150,480
	El Paso, Texas Water & Sewer Revenue
	Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,162,280
	Florida State Governmental Utility
	Authority Refunding Revenue Bonds
	(Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014
	AGMC Insured	A2/AA/NR	593,995
	Jordan Valley, Utah Water Conservancy
	District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/AA+	6,871,800
	Jordanelle, Utah Special Service District
206,000	5.200%, 11/15/16	NR/NR/NR*	206,078
216,000	5.300%, 11/15/17	NR/NR/NR*	216,127
228,000	5.400%, 11/15/18	NR/NR/NR*	228,135
240,000	5.500%, 11/15/19	NR/NR/NR*	240,113
253,000	5.600%, 11/15/20	NR/NR/NR*	253,063
268,000	5.700%, 11/15/21	NR/NR/NR*	268,054
283,000	5.800%, 11/15/22	NR/NR/NR*	283,062
299,000	6.000%, 11/15/23	NR/NR/NR*	299,063
	Kane County, Utah Water Conservancy
	District Revenue Refunding
945,000	4.000%, 08/15/29 AGMC Insured	NR/AA/NR	1,078,793
	Miami-Dade County, Florida Water
	and Sewer Revenue System
1,000,000	5.000%, 10/01/26	Aa3/A+/A+	1,268,280

18 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Water and Sewer (continued)
	Miami-Dade County, Florida Water
	and Sewer Revenue System (continued)
$1,500,000	5.000%, 10/01/29 AGC Insured	Aa3/AA/A+	$1,701,915
1,000,000	5.000%, 10/01/31 Series A	Aa3/A+/A+	1,191,540
	Mountain Regional Water Special
	Service District, Utah Water
	Revenue Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/A+	3,475,560
	North Slope Borough, Alaska Service
	Area 10 Water & Wastewater Facilities
1,000,000	5.250%, 06/30/27	NR/A-/NR	1,151,450
1,000,000	5.250%, 06/30/28	NR/A-/NR	1,150,970
1,000,000	5.250%, 06/30/34	NR/A-/NR	1,144,240
	Ogden City, Utah Sewer & Water
	Revenue Bonds
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,417,856
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	788,535
	Ogden City, Utah Storm Drain
	Revenue Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	615,050
	Okaloosa County, Florida Water and
	Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA-	1,222,360
	Orem, Utah Water & Storm Sewer
	Revenue
1,000,000	5.000%, 07/15/26	NR/AA+/AA+	1,070,660
1,250,000	5.250%, 07/15/28	NR/AA+/AA+	1,343,825
	Pleasant Grove City, Utah Water Revenue
1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA/NR	1,088,820
	Salt Lake & Sandy, Utah Metropolitan
	Water District, Water Revenue,
	Refunding
1,100,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,297,659
	San Jacinto, Texas River Authority
	Woodlands Waste Disposal
1,000,000	5.000%,10/01/30 BAMI Insured	NR/AA/NR	1,192,610

19 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Revenue Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Water and Sewer (continued)
	Sarasota, Florida Utility System
	Revenue Refunding
$1,455,000	5.000%, 10/01/27	NR/AA+/AA+	$1,713,466
	South Weber City, Utah Water Revenue
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA/NR	1,031,323
	Texas Water Development Board State
	Water Implementation Fund
3,000,000	4.000%, 10/15/33†††	NR/AAA/AAA	3,418,980
	Utah Water Finance Agency Revenue
1,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	1,698,693
	Weber Basin, Utah Water Conservancy
	District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	1,007,552
	Total Water and Sewer		49,690,222
	Total Revenue Bonds		267,335,301

	Pre-Refunded \
	Escrowed to Maturity Bonds (15.9%)††

	Pre-Refunded
	General Obligation Bonds (1.6%)

	City and County (0.4%)
	Miami-Dade County, Florida Building
	Better Communities Program
1,605,000	5.625%, 07/01/38	Aa2/AA/NR	1,736,112

	Public Schools (0.4%)
	Clark County, Nevada School District
500,000	5.000%, 06/15/28 Series A	A1/AA-/A+	535,090
	Granite School District, Utah, Salt Lake
	County School Building School Board
	Guaranty Program
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,180,500
	Total Public Schools		1,715,590

20 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Pre-Refunded \Escrowed to Maturity Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Pre-Refunded
	General Obligation Bonds (continued)
	State (0.6%)
	Texas State Transportation Commission
	Mobility Fund
$1,140,000	5.000%, 04/01/27 Series A	Aaa/AAA/NR	$1,163,541
	Washington State Various Purpose
1,405,000	5.000%, 07/01/30 Series A	Aa1/AA+/NR	1,448,162
	Total State		2,611,703

	Water and Sewer (0.2%)
	Virgin Valley, Nevada Water District
955,000	5.000%, 03/01/34 AGC Insured	A1/NR/NR	1,009,970
	Total Pre-Refunded General
	Obligation Bonds		7,073,375

	Pre-Refunded\Escrowed to Maturity
	Revenue Bonds (14.3%)

	Charter Schools (0.5%)
	Utah County, Utah Charter School
	Revenue, Ronald Wilson Reagan
	Academy
875,000	5.750%, 02/15/22 Series A	NR/BB+/NR	920,518
1,000,000	6.000%, 02/15/38 Series A	NR/BB+/NR	1,068,540
	Total Charter Schools		1,989,058

	Electric (1.5%)
	Clark County, Washington Public
	Utility District No. 001 Generating
	Refunding
1,000,000	5.000%, 01/01/24	A1/A/A+	1,128,520
	Eagle Mountain, Utah Gas & Electric
325,000	5.000%, 06/01/24 AGMC Insured	NR/AA/NR	382,850
	St. George, Utah Electric Revenue
3,750,000	5.000%, 06/01/38 AGMC Insured	A2/NR/NR	4,003,987
	Lower Colorado River Authority, Texas
60,000	5.250%, 05/15/29	NR/NR/NR*	66,605
5,000	5.250%, 05/15/29	NR/NR/NR*	5,537

21 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Pre-Refunded \Escrowed to Maturity Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Pre-Refunded\Escrowed to Maturity
	Revenue Bonds (continued)
	Electric (continued)
	San Antonio, Texas Electric & Gas
	Revenue System
$1,000,000	5.000%, 02/01/32	Aa1/AA/AA+	$1,053,480
	Total Electric		6,640,979

	Higher Education (1.6%)
	Texas State University System
	Financing Revenue
2,000,000	5.250%, 03/15/25	Aa2/NR/NR	2,123,960
	Utah State Board of Regents, University
	of Utah- Auxiliary and Campus Facilities
2,980,000	4.500%, 04/01/29 Series 2012A	Aa2/AA+/NR	3,511,274
	Utah State Board of Regents,
	University of Utah Hospital Revenue
1,245,000	5.000%, 08/01/31	Aa2/AA/NR	1,430,779
	Total Higher Education		7,066,013

	Hospital (0.7%)
	Harris County, Texas Health Facilities
	Development Corp., Christus Health
260,000	4.750%, 07/01/30 AGMC Insured	A1/NR/NR	295,690
	Reno, Nevada Hospital Revenue,
	Washoe Medical Center
615,000	5.000%, 06/01/23 AGMC Insured
	(prerefunded)	A2/AA/NR	655,596
655,000	5.000%, 06/01/23 AGMC Insured
	(prerefunded)	A2/AA/NR	699,363
	Richmond, Indiana Hospital Authority,
	Reid Hospital Project
155,000	5.000%, 01/01/19 Series A ETM	NR/A/A	162,252
	Tarrant County, Texas Cultural Education
	Facilities Finance Corp. Hospital
	Refunding, Baylor Healthcare System
930,000	5.250%, 08/15/25	AA3/AA-/NR	1,078,940
70,000	5.250%, 08/15/25	NR/NR/NR*	81,211
	Total Hospital		2,973,052

22 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Pre-Refunded \Escrowed to Maturity Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Pre-Refunded\Escrowed to Maturity
	Revenue Bonds (continued)
	Local Public Property (2.7%)
	Herriman, Utah Special Assessment
	Towne Center Assessment Area
$1,045,000	4.875%, 11/01/23	NR/AA-/NR	$1,187,538
1,150,000	5.000%, 11/01/25	NR/AA-/NR	1,311,885
	Salt Lake Valley, Utah Fire Service
	District Lease Revenue
500,000	5.000%, 04/01/22	Aa2/NR/AA-	530,480
2,645,000	5.200%, 04/01/28	Aa2/NR/AA-	2,814,042
1,000,000	5.250%, 04/01/30	Aa2/NR/AA-	1,064,650
	Uintah County, Utah Municipal
	Building Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	534,290
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,147,020
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,082,174
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,206,005
	Total Local Public Property		11,878,084

	Public Schools (0.2%)
	Tooele County, Utah Municipal
	Building Authority School District
	Lease Revenue
1,000,000	5.000%, 06/01/28	NR/A+/NR	1,067,730

	Sales Tax (0.5%)
	Riverton City, Utah Franchise & Sales
	Tax Revenue
750,000	5.000%, 06/01/24 AMBAC Insured	NR/AA-/AA	770,445
	Riverton City, Utah Franchise & Sales
	Tax Revenue
1,585,000	5.000%, 06/01/31 AMBAC Insured	NR/AA-/AA	1,628,207
	Total Sales Tax		2,398,652

	State Agency (0.4%)
	Utah State Building Ownership Authority
	Lease Revenue Refunding State Facilities
	Master Lease Program
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,740,407

23 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Pre-Refunded \Escrowed to Maturity Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Pre-Refunded\Escrowed to Maturity
	Revenue Bonds (continued)
	Transportation (3.6%)
	Dallas, Texas Area Rapid Transit Sales
	Tax Revenue Refunding Senior Lien
$1,435,000	5.000%, 12/01/36 AMBAC Insured	Aa2/NR/NR	$1,444,356
	North Texas Tollway Authority, Texas
3,315,000	6.100%, 01/01/28 Series A	NR/NR/NR*	3,687,540
	Utah Transit Authority Sales
	Tax Revenue
2,000,000	5.000%, 06/15/27 Series A	Aa2/AAA/NR	2,138,600
1,000,000	5.000%, 06/15/28 Series A	Aa2/AAA/NR	1,069,300
6,920,000	5.000%, 06/15/36 AGMC Insured
	Series A	Aa2/AAA/NR	7,399,556
	Total Transportation		15,739,352

	Water and Sewer (2.6%)
	Cape Coral, Florida Water & Sewer
	Revenue
1,000,000	5.000%, 10/01/36 AGMC-AMBAC
	Insured	A1/AA/A	1,000,000
	King County, Washington Sewer Revenue
660,000	5.000%, 01/01/33 AGMC Insured	Aa2/AA+/NR	680,275
	Laredo, Texas Waterworks Sewer
	System Revenue
1,450,000	5.000%, 03/01/24 Series 2010	A1/AA-/AA-	1,642,661
	Pleasant Grove City, Utah
	Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured	A3/AA-/NR	452,448
1,370,000	5.000%, 12/01/31 Series B NPFG
	Insured	A3/AA-/NR	1,378,932
	Salt Lake & Sandy, Utah Metropolitan
	Water District, Water Revenue,
	Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	721,181
	Tacoma, Washington Solid Waste
	Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee, Inc.
	Insured	A1/AA/AA-	1,006,440

24 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Principal Amount	Pre-Refunded \Escrowed to Maturity Bonds (continued)	Rating Moody’s, S&P and Fitch	Value

	Pre-Refunded\Escrowed to Maturity
	Revenue Bonds (continued)
	Water and Sewer (continued)
	Tampa Bay, Florida Regional Water
	Refunding & Improvement
$885,000	4.750%, 10/01/33 NPFG Insured	Aa1/AA+/AA+	$885,000
	Uintah Water Conservancy District,
	Utah, Water Conservancy Revenue
1,400,000	5.250%, 01/15/27 Series 2009A	NR/NR/NR*	1,534,974
	White City, Utah Water Improvement
	District Revenue
500,000	5.000%, 02/01/23 AGMC Insured	A2/NR/NR	506,740
700,000	5.000%, 02/01/25 AGMC Insured	A2/NR/NR	709,436
840,000	5.000%, 02/01/27 AGMC Insured	A2/NR/NR	851,323
	Total Water and Sewer		11,369,410
	Total Pre-Refunded\ Escrowed to
	Maturity Revenue Bonds		62,862,737
	Total Pre-Refunded\
	Escrowed to Maturity Bonds		69,936,112
	Total Municipal Bonds
	(cost $403,932,126)		428,645,436

Shares	Short-Term Investment (2.5%)
11,232,298	Dreyfus Tax Exempt Cash Management,
	Institutional Shares, 0.55%**
	(cost $11,232,298)	NR/Aaam/NR	11,232,298
	Total Investments
	(cost $415,164,424-note 4)	100.0%	439,877,734
	Other assets less liabilities	(0.0)	(96,290)
	Net Assets	100.0%	$439,781,444

25 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Percent of
Portfolio Distribution By Quality Rating	Investments†
Aaa of Moody’s or AAA of S&P and Fitch	11.8%
Pre-Refunded bonds\ ETM bonds††	16.3
Aa of Moody’s or AA of S&P and Fitch	53.3
A of Moody’s or S&P and Fitch	13.6
BBB of S&P	2.2
Not Rated*	2.8
100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
FHA - Federal Housing Administration
IHC - Intermountain Health Care
NPFG - National Public Finance Guarantee
NR - Not Rated
PSF- Permanent School Fund

26 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)
*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

†	Calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††
Pre-refunded bonds are bonds secured by an escrow account, comprised of U.S. Government Obligations (unless otherwise noted), to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

†††	Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

27 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2016 (unaudited)

ASSETS
Investments at value (cost $415,164,424)	$439,877,734
Interest receivable	5,703,777
Receivable for Fund shares sold	955,756
Other assets	28,550
Total assets	446,565,817
LIABILITIES
Payable for investment securities purchased	4,801,091
Payable for Fund shares redeemed	1,487,372
Management fee payable	183,009
Dividends payable	173,974
Distribution and service fees payable	9,686
Accrued expenses payable	129,241
Total liabilities	6,784,373

NET ASSETS	$439,781,444
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$413,382
Additional paid-in capital	413,916,885
Net unrealized appreciation on investments (note 4)	24,713,310
Accumulated net realized gain on investments	466,915
Undistributed net investment income	270,952
	$439,781,444
CLASS A
Net Assets	$231,361,347
Capital shares outstanding	21,763,485
Net asset value and redemption price per share	$10.63
Maximum offering price per share (100/96 of $10.63)	$11.07
CLASS C
Net Assets	$80,866,113
Capital shares outstanding	7,613,929
Net asset value and offering price per share	$10.62
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$10.62	*
CLASS Y
Net Assets	$127,553,984
Capital shares outstanding	11,960,786
Net asset value, offering and redemption price per share	$10.66

See accompanying notes to financial statements.

28 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2016 (unaudited)

Investment Income:

Interest income		$7,165,422

Expenses:

Management fee (note 3)	$1,073,347
Distribution and service fees (note 3)	624,211
Transfer and shareholder servicing agent fees	111,498
Trustees’ fees and expenses (note 6)	64,520
Legal fees	54,026
Fund accounting fees	28,832
Shareholders’ reports	15,370
Registration fees and dues	15,155
Auditing and tax fees	11,544
Insurance	8,900
Custodian fees	6,680
Chief compliance officer services (note 3)	6,500
Miscellaneous	20,446
Total expenses	2,041,029

Management fee waived (note 3)	(48,963)
Net expenses		1,992,066
Net investment income		5,173,356

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	120,562
Change in unrealized appreciation on
investments	2,491,930

Net realized and unrealized gain (loss) on
investments		2,612,492
Net change in net assets resulting from operations		$7,785,848

See accompanying notes to financial statements.

29 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Year Ended
	(unaudited)	March 31, 2016
OPERATIONS:
Net investment income	$5,173,356	$10,172,024
Net realized gain (loss) from
securities transactions	120,562	346,871
Change in unrealized appreciation
on investments	2,491,930	1,989,435
Change in net assets from
operations	7,785,848	12,508,330

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(2,850,766)	(5,745,329)
Net realized gain on investments	––	(124,358)

Class C Shares:
Net investment income	(663,994)	(1,524,152)
Net realized gain on investments	––	(42,845)

Class Y Shares:
Net investment income	(1,622,601)	(2,869,555)
Net realized gain on investments	––	(58,908)
Change in net assets from
distributions	(5,137,361)	(10,365,147)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	58,481,591	86,226,199
Reinvested dividends and
distributions	4,184,098	8,497,616
Cost of shares redeemed	(32,288,753)	(76,235,434)
Change in net assets from
capital share transactions	30,376,936	18,488,381

Change in net assets	33,025,423	20,631,564

NET ASSETS:
Beginning of period	406,756,021	386,124,457

End of period*	$436,781,444	$406,756,021
*Includes undistributed net investment income of:	$270,952	$234,957

See accompanying notes to financial statements.

30 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2016 (unaudited)

1. Organization

     Aquila Tax-Free Fund For Utah (the “Fund”), a series of Aquila Municipal Trust (prior to October 12, 2013, the Fund operated under the name Tax-Free Fund For Utah), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

31 | Aquila Tax-Free Fund For Utah

     AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2016:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices — Short-Term Investment	$11,232,298
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	428,645,436
Level 3 – Significant Unobservable Inputs	—
Total	$439,877,734

*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2013–2015) or expected to be taken in the Fund’s 2016 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

32 | Aquila Tax-Free Fund For Utah

     AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2016, there were no items identified that have been reclassified among components of net assets.

i)
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets.

     The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.84% for a Class A Shares, 1.64% for Class C Shares, 0.96% for Class I Shares and 0.63% for Class Y Shares through September 30, 2017. The Manager may not terminate the arrangement without the approval of the Board of Trustees. For the six months ended September 30, 2016, the Fund incurred management fees of $1,073,347 of which $48,963 was waived.

33 | Aquila Tax-Free Fund For Utah

     AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.20% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2016, distribution fees on Class A Shares amounted to $229,490, of which the Distributor retained $8,035.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares. For the six months ended September 30, 2016, these payments amounted to $296,041. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2016, amounted to $98,680. The total of these payments with respect to Class C Shares amounted to $394,721, of which the Distributor retained $93,070.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Utah, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2016, total commissions on sales of Class A Shares amounted to $311,705, of which the Distributor received $27,723.

34 | Aquila Tax-Free Fund For Utah

     AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

4. Purchases and Sales of Securities

     During the six months ended September 30, 2016, purchases of securities and proceeds from the sales of securities aggregated $63,058,327 and $29,992,536, respectively.

     At September 30, 2016, the aggregate tax cost for all securities was $415,077,123. At September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $24,915,637 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $115,026, for a net unrealized appreciation of $24,800,611.

5. Portfolio Orientation

     At least 50% of the Fund’s assets will always consist of obligations of Utah-based issuers. At September 30, 2016, the Fund had 58% of its net assets invested in municipal obligations of issuers within Utah. The Fund is also permitted to invest in tax-free municipal obligations of non-Utah-based issuers that are exempt from regular Federal income taxes and, pursuant to an administrative determination of the Utah State Tax Commission issued under statutory authority, the interest on which is currently exempt from Utah individual income taxes. Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers’ ability to meet their obligations.

6. Trustees’ Fees and Expenses

     For the six months ended September 30, 2016 there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2016 was $55,931. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2016, such meeting-related expenses amounted to $8,589.

35 | Aquila Tax-Free Fund For Utah

     AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

7. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2016		Year Ended
	(unaudited)		March 31, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,923,748	$20,509,806	3,462,768	$36,146,607
Reinvested distributions	213,053	2,267,712	454,744	4,748,096
Cost of shares redeemed	(1,262,447)	(13,450,089)	(2,597,503)	(27,064,233)
Net change	874,354	9,327,429	1,320,009	13,830,470
Class C Shares:
Proceeds from shares sold	1,389,724	14,807,640	1,742,925	18,193,813
Reinvested distributions	51,944	552,370	126,090	1,314,676
Cost of shares redeemed	(891,968)	(9,497,997)	(2,486,917)	(25,912,264)
Net change	549,700	5,862,013	(617,902)	(6,403,775)
Class Y Shares:
Proceeds from shares sold	2,165,807	23,164,145	3,037,344	31,885,779
Reinvested distributions	127,516	1,364,016	232,358	2,434,844
Cost of shares redeemed	(873,227)	(9,340,667)	(2,224,581)	(23,258,937)
Net change	1,420,096	15,187,494	1,045,121	11,061,686
Total transactions in Fund
shares	2,844,150	$30,376,936	1,747,228	$18,488,381

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax.

36 | Aquila Tax-Free Fund For Utah

     AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

     The tax character of distributions was as follows:

	Year	Year
	Ended	Ended
	March 31, 2016	March 31, 2015
Net tax-exempt income	$10,090,965	$10,981,022
Ordinary Income	48,071	16,940
Capital Gains	226,111	279,359
	$10,365,147	$11,277,321

     As of March 31, 2016, the components of distributable earnings on a tax basis were:

Undistributed tax-exempt income	$182,571
Accumulated net realized gain	352,958
Unrealized appreciation	22,363,346
Other temporary differences	(96,185)
$22,802,690

     The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and market discount.

37 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months								Year Ended
	Ended		Year	Year	Year		Nine Months		June 30,
	9/30/16 (unaudited)		Ended 3/31/16	Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011
Net asset value, beginning of period	$10.56		$10.50	$10.10	$10.37		$10.27		$9.74	$9.80
Income (loss) from investment operations:
Net investment income(1)	0.13		0.29	0.33	0.33		0.26		0.38	0.42
Net gain (loss) on securities (both
realized and unrealized)	0.07		0.06	0.40	(0.24)		0.10		0.53	(0.05)
Total from investment operations	0.20		0.35	0.73	0.09		0.36		0.91	0.37
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.28)	(0.32)	(0.33)		(0.26)		(0.38)	(0.43)
Distributions from capital gains	–		(0.01)	(0.01)	(0.03)		–		–	–
Total distributions	(0.13)		(0.29)	(0.33)	(0.36)		(0.26)		(0.38)	(0.43)
Net asset value, end of period	$10.63		$10.56	$10.50	$10.10		$10.37		$10.27	$9.74
Total return (not reflecting sales charge)	1.92	%(2)	3.41%	7.34%	0.96%		3.48	%(2)	9.49%	3.87%
Ratios/supplemental data
Net assets, end of period (in millions)	$231		$221	$205	$204		$257		$255	$212
Ratio of expenses to average net assets	0.85	%(3)	0.84%	0.84%	0.83%		0.83	%(3)	0.83%	0.83%
Ratio of net investment income to
average net assets	2.53	%(3)	2.75%	3.14%	3.33%		3.28	%(3)	3.79%	4.31%
Portfolio turnover rate	7	%(3)	20%	16%	12%		20	%(2)	17%	25%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.87	%(3)	0.87%	0.91%	0.91	%(4)	0.88	%(3)	0.88%	0.87%
Ratio of net investment income to
average net assets	2.51	% (3)	2.72%	3.07%	3.26	%(4)	3.23	%(3)	3.74%	4.28%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.86% and 3.31%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

38 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months								Year Ended
	Ended		Year	Year	Year		Nine Months		June 30,
	9/30/16 (unaudited)		Ended 3/31/16	Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011
Net asset value, beginning of period	$10.55		$10.50	$10.10	$10.37		$10.27		$9.74	$9.79
Income (loss) from investment operations:
Net investment income(1)	0.09		0.20	0.24	0.25		0.19		0.30	0.34
Net gain (loss) on securities (both
realized and unrealized)	0.07		0.06	0.41	(0.24)		0.11		0.53	(0.04)
Total from investment operations	0.16		0.26	0.65	0.01		0.30		0.83	0.30
Less distributions (note 9):
Dividends from net investment income	(0.09)		(0.20)	(0.24)	(0.25)		(0.20)		(0.30)	(0.35)
Distributions from capital gains	–		(0.01)	(0.01)	(0.03)		–		–	–
Total distributions	(0.09)		(0.21)	(0.25)	(0.28)		(0.20)		(0.30)	(0.35)
Net asset value, end of period	$10.62		$10.55	$10.50	$10.10		$10.37		$10.27	$9.74
Total return (not reflecting CDSC)	1.52	%(2)	2.55%	6.49%	0.15%		2.86	%(2)	8.62%	3.15%
Ratios/supplemental data
Net assets, end of period (in millions)	$81		$75	$81	$81		$106		$96	$83
Ratio of expenses to average net assets	1.66	%(3)	1.64%	1.63%	1.63%		1.63	%(3)	1.63%	1.63%
Ratio of net investment income to
average net assets	1.72	%(3)	1.95%	2.34%	2.53%		2.47	%(3)	2.98%	3.51%
Portfolio turnover rate	7	% (2)	20%	16%	12%		20	%(2)	17%	25%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.68	%(3)	1.67%	1.71%	1.70	%(4)	1.67	%(3)	1.68%	1.67%
Ratio of net investment income to
average net assets	1.70	% (3)	1.92%	2.27%	2.46	%(4)	2.42	%(3)	2.93%	3.48%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.66% and 2.50%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

39 | Aquila Tax-Free Fund For Utah

AQUILA TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months								Year Ended
	Ended		Year	Year	Year		Nine Months		June 30,
	9/30/16(unaudited)		Ended 3/31/16	Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011
Net asset value, beginning of period	$10.59		$10.53	$10.13	$10.41		$10.30		$9.77	$9.83
Income (loss) from investment operations:
Net investment income(1)	0.15		0.31	0.35	0.36		0.27		0.40	0.44
Net gain (loss) on securities (both
realized and unrealized)	0.06		0.06	0.40	(0.26)		0.11		0.53	(0.05)
Total from investment operations	0.21		0.37	0.75	0.10		0.38		0.93	0.39
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.30)	(0.34)	(0.35)		(0.27)		(0.40)	(0.45)
Distributions from capital gains	–		(0.01)	(0.01)	(0.03)		–		–	–
Total distributions	(0.14)		(0.31)	(0.35)	(0.38)		(0.27)		(0.40)	(0.45)
Net asset value, end of period	$10.66		$10.59	$10.53	$10.13		$10.41		$10.30	$9.77
Total return	2.03	%(2)	3.61%	7.54%	1.07%		3.83	%(2)	9.69%	4.08%
Ratios/supplemental data
Net assets, end of period (in millions)	$128		$112	$100	$71		$88		$76	$56
Ratio of expenses to average net assets	0.64	%(3)	0.64%	0.63%	0.63%		0.63	%(3)	0.63%	0.63%
Ratio of net investment income to
average net assets	2.74	%(3)	2.95%	3.33%	3.53%		3.47	%(3)	3.98%	4.51%
Portfolio turnover rate	7	%(2)	20%	16%	12%		20	%(2)	17%	25%

Expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.67%		0.67%	0.70%	0.70	%(4)	0.68	%(3)	0.68%	0.67%
Ratio of net investment income to
average net assets	2.71	%(3)	2.92%	3.26%	3.46	%(4)	3.43	%(3)	3.93%	4.47%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.66% and 3.50%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

40 | Aquila Tax-Free Fund For Utah

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (“12b-1”) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2016 and held for the six months ended September 30, 2016.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2016

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	1.92%	$1,000.00	$1,019.20	$4.30
Class C	1.52%	$1,000.00	$1,015.20	$8.39
Class Y	2.03%	$1,000.00	$1,020.30	$3.24

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.85%, 1.66% and 0.64% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

41 | Aquila Tax-Free Fund For Utah

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2016

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,020.81	$4.31
Class C	5.00%	$1,000.00	$1,016.75	$8.39
Class Y	5.00%	$1,000.00	$1,021.86	$3.24

(1)
Expenses are equal to the annualized expense ratio of 0.85%, 1.66% and 0.64% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

42 | Aquila Tax-Free Fund For Utah

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2016, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2016, $10,090,965 of dividends paid by Aquila Tax-Free Fund For Utah, constituting 97.4% of total dividends paid, were exempt-interest dividends; $226,111 of dividends paid by the Fund constituting 2.2% of total dividends paid were capital gains distributions; and the balance was ordinary income.

     Prior to February 15, 2017, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2016 calendar year.

43 | Aquila Tax-Free Fund For Utah

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement for the Fund.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2016. The independent Trustees met telephonically on August 30, 2016 and in person on September 18, 2016 to review and discuss the contract review materials.  The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Fund’s fees, expenses and investment performance, which included comparisons of the Fund’s investment performance against peers and the Fund’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Fund’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”).  In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

     At the meeting held on September 18, 2016, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2017. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Fund and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Fund. The Manager has employed Mr. James Thompson and Mr. Todd Curtis as co-portfolio managers for the Fund and has established facilities and capabilities for credit analysis of the Fund’s portfolio securities. The Trustees noted the extensive experience of the co-portfolio managers. They considered that Mr. Thompson is based in Salt Lake City, Utah and that he has a comprehensive understanding regarding the economy of the State of Utah and the securities in which the Fund invests, including non-rated securities and those securities with less than the highest ratings from the rating agencies. The Trustees also noted that the Fund did not own any Puerto Rico municipal bonds during the review period.

44 | Aquila Tax-Free Fund For Utah

     The Trustees noted that the Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations.

     The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Fund were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Fund

     The Trustees reviewed the Fund’s performance (Class A shares) and compared its performance to the performance of:

•
the funds in the Fund’s peer group (the “Peer Group”), as selected by the independent consultant (four single-state intermediate and single-state long municipal bond funds, as classified by Morningstar, that are similar to the Fund in size and that charge a front-end sales charge);

•
the funds in the Fund’s product category for performance (the “ProductCategory for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Fund’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Fund’s average annual total return was higher than the average annual total return of the funds in the Peer Group and the funds in the Product Category for Performance, in each case for the one, three, five and ten--year periods ended June 30, 2016. They also considered that the Fund’s average annual total return was higher than the average annual total return of the benchmark index for each of those periods. The Trustees further considered that, as reflected in the Consultant’s Report, the Fund delivered above-average results on a risk-adjusted basis for the three and five-year periods ended June 30, 2016 (as evidenced by its Sharpe ratio) when compared to the funds in the Product Category for Performance. The Trustees noted that the Fund was the only Utah state-specific tax-free municipal bond fund. The Trustees also noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees or expenses.

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Fund indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

45 | Aquila Tax-Free Fund For Utah

Advisory Fees and Fund Expenses

     The Trustees reviewed the Fund’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•
the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 1-3 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Fund’s contractual advisory fee was less than the average contractual advisory fee, and equal to the median contractual advisory fee, of the funds in the Peer Group (at the Fund’s current asset level). They also considered that the Fund’s contractual advisory fee was lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses at the Fund’s current asset level and up to $1 billion in assets.

     The Trustees noted that the Fund’s actual management fee (after giving effect to the fee waiver) was higher than the average actual management fee of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers in effect for those funds). They noted, however, that the Fund’s actual expenses (for Class A shares), after giving effect to fee waivers and expense reimbursements, were lower than the average actual expenses of the funds in the Product Category for Expenses and only 0.002% higher than the average actual expenses of the funds in the Peer Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Fund. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Fund and those funds.

     The Trustees considered that the Manager was currently waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had indicated that it intended to continue waiving fees as necessary for the Fund to remain competitive. The Trustees concluded that the advisory fee was reasonable in relation to the nature and quality of the services provided by the Manager to the Fund.

Profitability

     The Trustees received materials from the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Fund, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Fund. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

46 | Aquila Tax-Free Fund For Utah

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the management of the Fund. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. The Trustees noted that the Manager continued to waive a portion of its fees and had been since the Fund’s inception. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Fund

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

47 | Aquila Tax-Free Fund For Utah

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Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Board of Trustees
John C. Lucking, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Grady Gammage, Jr.
Glenn P. O’Flaherty
James R. Ramsey
Laureen L. White

Officers
     Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President
and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Todd W. Curtis, Senior Vice President
and Co-Portfolio Manager
 James T. Thompson, Vice President
and Co-Portfolio Manager
M. Kayleen Willis, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
and Treasurer

Distributor
AQUILA DISTRIBUTORS LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
THE BANK OF NEW YORK MELLON
 225 Liberty Street
New York, New York 10286

Further information is contained in the Prospectus,
which must precede or accompany this report.

Semi-Annual Report September 30, 2016

Please plan to join us for your 2017 shareholder meeting. Details will be available on our website as the date approaches: www.aquilafunds.com or through your financial professional.

Aquila Tax-Free Trust of Arizona “The Role of Trustees” Serving Arizona investors since 1986

November, 2016

Dear Fellow Shareholder:

     As you may be aware, the Investment Company Act of 1940 (the “1940 Act”) is the primary federal law governing the structure and operation of mutual funds. It is enforced and regulated by the U.S. Securities and Exchange Commission (the “SEC”) and defines, among other things, certain responsibilities of Trustees.

     Under applicable state law, Trustees are charged, as their primary responsibility, with safeguarding the interests of shareholders. As such, your Trustees seek to act in your best interests, putting your interests ahead of their own interests and those of anyone else, in overseeing the policies and procedures of Aquila Tax-Free Trust of Arizona (your “Fund”), as well as the services provided by your Fund’s key service providers.

     Your Trustees’ key role is to be alert and sensitive to any conflicts of interest. By law, a substantial number of the Trustees must be “independent,” meaning that they have no affiliation with any sponsoring or support organization of the Fund. This requirement is in place in an effort to enhance Trustee impartiality. In order to ensure that your Board of Trustees continually maintains adequate independence, your Trustees complete a questionnaire on an annual basis which is, in turn, reviewed by your Fund’s legal counsel. It is also worthy to note that, at all times, a significant percentage of the Trustees must have been elected by you, the shareholders.

     The 1940 Act requires your Board of Trustees to review certain of your Fund’s contracts on at least an annual basis, at which time, the majority of your Trustees, including a majority of the independent Trustees, must be present in person. Moreover, in their review of the contract with your Fund’s adviser, the Trustees seek to consider certain factors and their conclusions are disclosed to you in your Fund’s next annual or semi-annual report (as is the case with this semi-annual report). Your Trustees’ other key responsibilities include oversight of your Fund’s compliance policies and procedures, valuation and risk management.

     Your Board of Trustees oversees the business of your Fund through regular quarterly and ad hoc board meetings, committee meetings (which focus on specific subject matters) and frequent communications. These meetings allow Trustees to be brought up-to-date on the affairs of your Fund, ask questions, and deliberate and vote on issues important to your Fund and its shareholders.

     Selection and nomination of independent Trustees is by the existing independent Trustees. As detailed in the Nominating Committee Charter which is available on your Fund’s website (www.aquilafunds.com), your Board of Trustees seeks to develop and maintain a board of high quality, independence and integrity to best serve your interests. The Trustees associated with the Aquila Group of Funds are additionally selected on the basis of being accomplished individuals of diverse backgrounds from various parts of the United States, including Arizona. Through this diversity, we strive to provide your Fund with a broad breadth and balance of knowledge and experience. Biographical and other information on your Board of Trustees is available on our website and, by law, is included in your Fund’s annual report and Statement of Additional Information.

NOT A PART OF THE SEMI- ANNUAL REPORT

     Although, not required, Trustees in the Aquila Group of Funds self-impose some additional criteria.

•
In addition to overseeing your Fund, all Trustees are also fellow shareholders. While Trustees, like any investor, must consider, among other things, their own personal investment objectives (including tax benefits afforded the investment by their state of residence) when deciding upon the size of their investment in Aquila Tax-Free Trust of Arizona, we believe it is important that each Trustee has “some skin the game.”

•	Consideration is given to including local residents as Trustees. In this way, the Fund can benefit from their hands-on insight and knowledge of their State.

In short, your Board of Trustees are your “watchdogs,” looking over operations of Aquila Tax-Free Trust of Arizona.

     It has been our experience that those who have undertaken to serve as Trustees diligently devote their energies, talents and experience to furthering the interests of you, our shareholders.

Sincerely,
Diana P. Herrmann, Vice Chair and President

     Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI- ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Fund’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Fund.

Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Fund may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

NOT A PART OF THE SEMI- ANNUAL REPORT

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE SCHEDULE OF INVESTMENTS(continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (18.8%)	and Fitch	Value

	City (7.1%)
	Buckeye Jackrabbit Trail Sanitary Sewer
	Improvement District
$1,320,000	6.250%, 01/01/29	NR/A-/NR	$1,519,280
	Casa Grande, Arizona
800,000	4.000%, 08/01/34	NR/AA-/AA	898,728
	Chandler, Arizona
1,500,000	4.000%, 07/01/25	Aaa/AAA/AAA	1,756,275
1,000,000	5.000%, 07/01/26	Aaa/AAA/AAA	1,258,970
	Flagstaff, Arizona
200,000	4.000%, 07/01/35	Aa2/AA/NR	222,490
	Flagstaff Improvement District
	(Aspen Place Sawmill)
360,000	5.000%, 01/01/32	Aa3/NR/NR	360,594
	Gilbert Improvement District No. 19
25,000	5.200%, 01/01/23	Aa1/A+/NR	25,063
	Gilbert Improvement District No. 20
635,000	5.100%, 01/01/29	Aa1/A+/NR	697,541
	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA/NR	1,102,070
	Goodyear McDowell Road Commercial
	Corridor Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A/NR	3,029,490
	Phoenix, Arizona
1,240,000	6.250%, 07/01/17	Aa1/AA+/NR	1,289,860
	Queen Creek Improvement District
	No. 1
1,280,000	5.000%, 01/01/26	A3/A-/A-	1,285,939
1,280,000	5.000%, 01/01/32	A3/A-/A-	1,284,531
	Scottsdale, Arizona
200,000	4.000%, 07/01/28	Aaa/AAA/AAA	233,316
	Tempe, Arizona
2,245,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,475,000
1,000,000	4.000%, 07/01/24	Aa1/AAA/AAA	1,187,630
1,000,000	4.000%, 07/01/29	Aa1/AAA/AAA	1,158,890
	Tempe Improvement District
	(Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa3/NR/NR	2,093,900

1 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	City (continued)
	Tubac Fire District
$760,000	5.500%, 07/01/28 AGC Insured	A1/NR/NR	$846,252
	Total City		22,725,819

	County (0.4%)
	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AA+	1,126,270

	School District (11.3%)
	Buckeye Union High School District
	No. 201
1,000,000	5.000%, 07/01/33 AGMC Insured	NR/AA/NR	1,188,220
	Gila Co. Unified School District
	No. 10 (Payson)
350,000	5.000%, 07/01/26	Aa3/NR/NR	432,555
1,000,000	5.000%, 07/01/28	Aa3/NR/NR	1,221,290
	Glendale Union High School District
	No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	630,047
980,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	1,093,768
	Maricopa Co. Elementary School
	District No. 3 (Tempe)
250,000	4.000%, 07/01/25	Aa2/NR/NR	295,838
	Maricopa Co. Elementary School
	District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	950,314
	Maricopa Co. Elementary School
	District No. 28 (Kyrene Elementary)
250,000	5.500%, 07/01/30	Aa1/AA/NR	312,045
350,000	5.000%, 07/01/34	Aa1/AA/NR	419,205
	Maricopa Co. High School District
	No. 210 (Phoenix)
500,000	4.000%, 07/01/26	Aa2/AA/NR	582,415
	Maricopa Co. Unified School District
	No. 11 (Peoria)
1,500,000	4.000%, 07/01/25	A2/AA-/NR	1,696,620
2,000,000	4.000%, 07/01/35	NR/AA-/NR	2,239,480
675,000	4.500%, 07/01/33 AGMC Insured	A2/AA/NR	786,706

2 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Maricopa Co. Unified School District
	No. 24 (Gila Bend)
$305,000	5.500%, 07/01/22	NR/NR/NR*	$309,075
	Maricopa Co. Unified School District
	No. 48 (Scottsdale)
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,716,255
	Maricopa Co. Unified School District
	No. 60 (Higley)
1,000,000	5.000%, 07/01/24 AGMC Insured	A1/AA/NR	1,244,060
1,615,000	5.000%, 07/01/29	A1/A+/NR	1,942,764
	Maricopa Co. Unified School District
	No. 69 (Paradise Valley)
1,000,000	4.500%, 07/01/30	Aa2/NR/AA	1,165,080
	Maricopa Co. Unified School District
	No. 80 (Chandler)
525,000	4.000%, 07/01/33	Aa1/AA/NR	591,712
	Maricopa Co. Unified School District
	No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG/FGIC Insured	A3/AA-/NR	2,684,076
500,000	4.000%, 07/01/28	NR/A+/AA-	565,610
	Maricopa Co. Unified School District
	No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,499,303
	Mohave Co. Unified School District
	No. 20 (Kingman)
1,000,000	5.000%, 07/01/26 BAMAC Insured	A2/AA/NR	1,236,310
	Navajo Co. Unified School District
	No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,310,312
	Pima Co. Unified School District
	No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,446,900
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	1,140,541
1,000,000	4.250%, 07/01/32 MAC Insured	NR/AA/NR	1,136,580
	Pima Co. Unified School District
	No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	807,835

3 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Pima Co. Unified School District
	No. 12 (Sunnyside)
$1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	$1,167,747
	Pinal Co. Elementary School District
	No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	A1/AA/NR	975,690
	Pinal Co. Unified School District
	No. 21 (Coolidge)
500,000	4.000%, 07/01/28 AGMC Insured	NR/AA/NR	578,495
	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa2/AA/NR	720,310
	Western Maricopa Education Center
	District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,348,968
	Yavapai Co. Elementary School District
	No. 6 (Cottonwood-Oak Creek)
720,000	5.000%, 07/01/34 BAMAC Insured	A2/AA/NR	848,729
	Total School District		36,284,855
	Total General Obligation Bonds		60,136,944

	Revenue Bonds (63.0%)

	Airport (3.3%)
	Phoenix Civic Improvement Corp.
	Airport Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,073,430
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,070,010
2,700,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	3,148,929
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,135,440
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,275,852
1,250,000	5.000%, 07/01/34	A1/A+/NR	1,500,425
1,000,000	5.000%, 07/01/45	A1/A+/NR	1,180,500
	Total Airport		10,384,586

	Charter Schools (0.3%)
	Phoenix Industrial Development Authority
	(Great Hearts Academies Project)
500,000	5.000%, 07/01/41	NR/BBB-/NR	568,930

4 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Charter Schools (continued)
	Phoenix Industrial Development Authority
	(Villa Montessori Inc. Project)
$415,000	5.000%, 07/01/35	NR/BBB-/NR	$452,682
	Total Charter Schools		1,021,612

	Excise Tax (12.1%)
	Buckeye Excise Tax
400,000	4.000%, 07/01/36	NR/AA-/AA-	434,960
1,000,000	5.000%, 07/01/43	NR/AA-/AA-	1,161,040
	Casa Grande Excise Tax
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,573,521
	Cottonwood Pledged Revenue
	Obligations
500,000	4.000%, 07/01/27 BAMAC Insured	NR/AA/NR	587,595
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	615,650
	El Mirage Pledged Excise Tax
500,000	5.000%, 07/01/30	A2/AA-/NR	565,920
	Flagstaff Pledged Revenue
200,000	4.000%, 07/01/31	NR/AA-/NR	224,864
	Gilbert Pledged Revenue Obligations
450,000	4.000%, 07/01/35	Aa2/AA+/AA+	491,954
	Gilbert Public Facilities Municipal
	Property Corp.
850,000	5.000%, 07/01/23	Aa1/AA+/NR	942,837
1,250,000	5.000%, 07/01/24	Aa1/AA+/NR	1,386,175
	Glendale Senior Excise Tax
1,000,000	5.000%, 07/01/32	A2/AA+/NR	1,220,680
	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,781,265
1,310,000	6.000%, 07/01/31	Aa3/AA-/NR	1,421,900
	Graham Co. Jail District Revenue
	Pledged Obligation
1,000,000	5.000%, 07/01/35	NR/A-/NR	1,131,340
	Marana Pledged Excise Tax
275,000	4.000%, 07/01/30	NR/AA/NR	300,251
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,676,192
	Page Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,255,489

5 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Excise Tax (continued)
	Phoenix Civic Improvement Corp.
	(Civic Plaza)
$2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	$2,652,920
2,000,000	5.500%, 07/01/30 BHAC/FGIC Insured	Aa1/AA+/NR	2,733,160
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,235,220
2,300,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa2/AA/NR	3,189,065
	Phoenix Civic Improvement Corp.
	Transit Excise Tax (Light Rail)
2,000,000	4.000%, 07/01/20	Aa2/AA/NR	2,218,080
	Pinal Co. Revenue Obligations Refunding
1,755,000	4.000%, 08/01/17	NR/AA/NR	1,800,911
1,500,000	5.000%, 08/01/33	NR/AA-/AA	1,786,005
	Queen Creek Excise Tax & State
	Shared Revenue
1,250,000	5.000%, 08/01/31	NR/AA/AA	1,547,650
1,000,000	5.000%, 08/01/32	NR/AA/AA	1,233,170
	Scottsdale Municipal Property Corp.
1,500,000	5.000%, 07/01/34	Aaa1/AAA/AAA	1,824,225
	Show Low Improvement District No. 6
250,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	250,900
	Tempe Excise Tax
245,000	5.000%, 07/01/30	Aa2/AAA/NR	308,259
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,064,470
	Total Excise Tax		38,615,668

	Higher Education (8.4%)
	Arizona Board of Regents - Arizona State
	University System
300,000	5.000%, 07/01/28	Aa3/AA/NR	377,298
300,000	5.000%, 07/01/29	Aa3/AA/NR	375,096
200,000	5.000%, 07/01/30	Aa3/AA/NR	248,788
480,000	5.000%, 07/01/31	Aa3/AA/NR	592,315
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,179,690
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,179,690
1,000,000	5.000%, 07/01/38	Aa3/AA/NR	1,216,810
200,000	5.000%, 07/01/41	Aa3/AA/NR	239,720

6 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Arizona Board of Regents -
	Northern Arizona University System
$575,000	5.000%, 06/01/32	A1/A+/NR	$693,697
250,000	5.000%, 06/01/38	A1/A+/NR	303,312
1,000,000	5.000%, 06/01/31 BAMAC Insured	A1/AA/NR	1,205,560
1,000,000	5.000%, 06/01/36 BAMAC Insured	A1/AA/NR	1,181,510
1,115,000	5.000%, 06/01/22 NPFG/FGIC Insured	A1/AA-/NR	1,143,533
	Arizona Board of Regents -
	University of Arizona System Speed
	Stimulus Plan for Economic &
	Educational Development
500,000	5.000%, 08/01/27	Aa3/A+/NR	621,605
1,500,000	5.000%, 08/01/34	Aa3/A+/NR	1,796,685
	Arizona Board of Regents
	(University of Arizona System)
400,000	5.000%, 06/01/29	Aa2/AA-/NR	487,632
460,000	5.000%, 06/01/31	Aa2/AA-/NR	548,076
1,215,000	5.000%, 06/01/33	Aa2/AA-/NR	1,515,445
2,000,000	5.000%, 06/01/38	Aa2/AA-/NR	2,459,280
	Arizona State University Speed Stimulus
	Plan for Economic & Educational
	Development
625,000	5.000%, 08/01/34	A1/AA-/NR	733,431
	Cochise Co. Community College
	District
630,000	5.000%, 07/01/31 BAMAC Insured	A2/AA/NR	751,836
	Glendale Industrial Development
	Authority (Midwestern University)
600,000	5.000%, 05/15/35	NR/A/A+	667,716
	McAllister Academic Village (Arizona
	State University Hassayampa)
500,000	5.000%, 07/01/38	A1/AA-/NR	604,075
	Northern Arizona University Speed
	Stimulus Plan for Economic &
	Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,681,070
	Phoenix Industrial Development Authority
	(Eastern Kentucky University Project)
500,000	5.000%, 10/01/36	A2/A-/NR	585,290

7 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Phoenix Industrial Development Authority
	(Rowan University Project)
$2,000,000	5.250%, 06/01/34	A3/A/NR	$2,348,240
	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A1/AA/NR	1,141,990
	Yuma/ La Paz Counties Community
	College District (Arizona Western
	College), Refunding
1,000,000	4.000%, 07/01/28 2014A	Aa3/A+/NR	1,119,110
	Total Higher Education		26,998,500

	Hospital (11.8%)
	Arizona Health Facilities Authority
	(Banner Health)
300,000	5.125%, 01/01/29	NR/AA-/AA-	315,462
3,100,000	5.375%, 01/01/32	NR/AA-/AA-	3,268,113
1,750,000	5.000%, 01/01/43	NR/AA-/AA-	1,998,605
3,500,000	5.000%, 01/01/44	NR/AA-/AA-	4,083,555
	Arizona Health Facilities Authority
	(Dignity Health)
1,500,000	5.000%, 07/01/28	A3/A/A	1,647,555
2,000,000	5.250%, 03/01/39	A3/A/A	2,236,020
	Arizona Health Facilities Authority
	(Phoenix Children’s Hospital)
2,950,000	5.000%, 02/01/34	NR/BBB+/NR	3,349,932
	Arizona Health Facilities Authority
	(Scottsdale Lincoln Hospitals)
3,000,000	5.000%, 12/01/34	A2/NR/A	3,564,750
435,000	5.000%, 12/01/39	A2/NR/A	511,612
3,500,000	5.000%, 12/01/42	A2/NR/A	4,107,985
	Arizona Health Facilities Authority
	(Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	1,704,330
	Maricopa Co. Industrial Development
	Authority (Dignity Health)
3,000,000	5.250%, 07/01/32	A3/A/A	3,096,300
	Scottsdale Industrial Development
	Authority (Scottsdale Healthcare System)
1,000,000	5.000%, 09/01/18	A2/NR/A	1,074,120

8 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Authority (Scottsdale Healthcare System)
	(continued)
$750,000	5.000%, 09/01/35 AGMC Insured	A2/AA/A	$841,620
	Yavapai Co. Industrial Development
	Authority (Northern Arizona Healthcare
	System)
500,000	5.250%, 10/01/25	NR/AA/NR	591,650
500,000	5.250%, 10/01/26	NR/AA/NR	590,860
	Yavapai Co. Industrial Development
	Authority (Yavapai Regional
	Medical Center)
1,000,000	5.250%, 08/01/33	Baa1/NR/BBB+	1,145,140
1,250,000	5.625%, 08/01/37	Baa1/NR/BBB+	1,321,175
	Yuma Industrial Development Authority
	(Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A-/NR	1,939,437
200,000	5.000%, 08/01/32	NR/A-/NR	232,386
	Total Hospital		37,620,607

	Lease (4.0%)
	Arizona Board of Regents
	Northern Arizona University COP
600,000	5.000%, 09/01/27	A2/A/NR	706,368
500,000	5.000%, 09/01/28	A2/A/NR	587,110
1,000,000	5.000%, 09/01/29	A2/A/NR	1,171,770
	Arizona State Lottery Bonds
3,000,000	5.000%, 07/01/28 AGMC Insured	A1/AA/NR	3,331,680
	Cave Creek COP
245,000	5.750%, 07/01/19	NR/AA/NR	247,999
	Mohave Co. Industrial Development
	Authority Correctional Facilities
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,005,160
	Nogales, Arizona Municipal
	Development Authority
500,000	4.000%, 06/01/36	NR/AA/NR	543,815
	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,473,219

9 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lease (continued)
	Prescott Municipal Property Corp.
$500,000	5.000%, 07/01/34	Aa3/AA/NR	$592,460
	State of Arizona COP Department
	Administration
1,500,000	5.250%, 10/01/26 AGMC Insured	Aa3/AA/NR	1,682,535
670,000	5.250%, 10/01/28 AGMC Insured	Aa3/AA/NR	751,110
	State of Arizona COP
500,000	5.000%, 09/01/27	Aa3/AA-/NR	619,495
	Total Lease		12,712,721

	Mortgage (2.2%)
	Festival Ranch Community Facilities
	District
1,000,000	4.000%, 07/15/36 BAMAC Insured	NR/AA/NR	1,089,480
	Goodyear Community Facilities
	Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	556,065
500,000	4.000%, 07/15/32	A1/A-/NR	550,095
	Marley Park Community Facilities District
535,000	4.000%, 07/15/34 BAMAC Insured†††	NR/AA/NR	583,332
	Merrill Ranch Community Facilities
	District #2
680,000	6.750%, 07/15/38	NR/BBB-/NR	813,634
	Scottsdale Waterfront Community
	Facilities District
530,000	6.000%, 07/15/27 144A	NR/NR/NR*	532,539
930,000	6.050%, 07/15/32 144A	NR/NR/NR*	933,683
	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	655,517
	Verrado Community Facilities Utilities
	District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	559,135
	Vistancia Community Facilities District
540,000	5.000%, 07/15/26	A1/NR/A-	618,575
	Total Mortgage		6,892,055

10 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Pollution Control (2.5%)
	Apache Co. Industrial Development
	Authority, Pollution Control, Tucson
	Electric Power Co.
$2,700,000	4.500%, 03/01/30	A3/BBB+/NR	$3,020,652
	Coconino Co. Pollution Control, Tucson
	Electric Power Co.
2,000,000	5.125%, 10/01/32	A3/BBB+/NR	2,190,220
	Maricopa Co. Pollution Control
	(Southern California Edison Co.)
1,000,000	5.000%, 06/01/35	Aa3/A/NR	1,121,370
	Phoenix Industrial Development Authority
	Solid Waste Disposal (Vieste Project)
400,000	4.500%, 04/01/33 AMT***	NR/D/NR	120,000
	Pima Co. Industrial Development Authority,
	Pollution Control,
	Tucson Electric Power Co.
1,500,000	4.950%, 10/01/20	A3/BBB+/NR	1,678,620
	Total Pollution Control		8,130,862

	Transportation (3.3%)
	Arizona State Transportation Board Excise
	Tax Revenue (Maricopa Co. Regional
	Area Road Fund)
500,000	5.000%, 07/01/25	Aa1/AA+/NR	626,990
	Arizona Transportation Board Revenue
1,675,000	5.000%, 07/01/28	Aa1/AAA/NR	2,099,026
4,800,000	5.000%, 07/01/33	Aa1/AAA/NR	5,897,088
1,000,000	5.000%, 07/01/36†††	Aa1/AAA/NR	1,235,270
	Pima Co. Regional Transportation Authority
	Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA	609,380
	Total Transportation		10,467,754

	Utility (9.7%)
	Arizona Power Authority
	(Hoover Dam Project)
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	3,500,000
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,273,241

11 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Utility (continued)
	Central Arizona Water Conservation
	District Water Delivery
	(Central Arizona Project)
$750,000	5.000%, 01/01/33	Aa2/AA+/AA	$927,510
750,000	5.000%, 01/01/34	Aa2/AA+/AA	923,978
	Greater Arizona Development
	Authority Revenue
505,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	506,596
700,000	5.000%, 08/01/24	NR/A/NR	747,663
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	592,700
1,200,000	5.500%, 08/01/29	A1/A/NR	1,200,000
1,200,000	5.000%, 08/01/29	A1/A/NR	1,316,664
	Mesa Utility System
250,000	4.000%, 07/01/32	Aa2/AA-/NR	284,315
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,418,318
	Pinal Co. Electrical District No. 3,
	Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A/NR	288,387
	Salt River Project Agricultural
	Improvement and Power Revenue
910,000	5.000%, 01/01/25	Aa1/AA/NR	957,129
1,500,000	5.000%, 12/01/28	Aa1/AA/NR	1,772,580
5,000,000	5.000%, 12/01/31	Aa1/AA/NR	5,996,450
1,975,000	5.000%, 01/01/33	Aa1/AA/NR	2,073,513
1,105,000	5.000%, 12/01/36	Aa1/AA/NR	1,345,658
1,000,000	5.000%, 12/01/45	Aa1/AA/NR	1,206,430
	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	Baa1/BBB+/NR	3,749,220
	Total Utility		31,080,352

	Water/Sewer (5.4%)
	Avondale Water & Sewer Revenue
565,000	4.000%, 07/01/36	Aa2/AA/NR	628,026
	Gilbert Water Resource Municipal
	Property Corp.
820,000	4.000%, 07/01/35	NR/AAA/AA+	922,697
	Glendale Water & Sewer Revenue
2,000,000	5.000%, 07/01/28	A1/AA/NR	2,457,220
500,000	5.000%, 07/01/28	A1/AA/NR	598,915

12 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water/Sewer (continued)
	Goodyear Water and Sewer Revenue
$1,750,000	5.375%, 07/01/30	A2/A+/NR	$1,996,313
635,000	5.250%, 07/01/31 AGMC Insured	A2/AA/NR	736,575
500,000	5.000%, 07/01/35 AGMC Insured	A2/AA/NR	606,955
775,000	5.000%, 07/01/45 AGMC Insured	A2/AA/NR	927,458
	Lake Havasu City Wastewater
	System Revenue
1,075,000	5.000%, 07/01/33 AGMC Insured	Aa3/AA/NR	1,305,459
1,000,000	5.000%, 07/01/43 AGMC Insured	A2/AA/NR	1,187,350
	Phoenix Civic Improvement Corp.
	Wastewater Revenue
1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	1,961,085
500,000	5.000%, 07/01/37 NPFG Insured	Aa2/AA+/NR	513,965
	Tucson Water Revenue System
1,000,000	5.000%, 07/01/32	Aa2/AA/AA	1,226,820
	Yuma Municipal Property Corp.
	Utility System
1,700,000	5.000%, 07/01/28	A1/A+/AA-	2,087,107
	Total Water/Sewer		17,155,945
	Total Revenue Bonds		201,080,662

	Pre-Refunded\Escrowed to
	Maturity Bonds (17.8%)††
	Pre-Refunded General
	Obligation Bonds (4.4%)
	City (0.3%)
	Tempe, Arizona
1,000,000	4.500%, 07/01/24	Aa1/AAA/AAA	1,027,420

	County (0.7%)
	Maricopa Co. Community College
	District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,167,900

	School District (3.4%)
	Coconino & Yavapai Counties Joint
	Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,119,630

13 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Pre-Refunded\ Escrowed to Maturity Bonds (continued)	and Fitch	Value

	School District (continued)
	Gila Co. Unified School District
	No. 10 (Payson)
$400,000	5.250%, 07/01/27 AMBAC Insured	Aa3/NR/NR	$413,020
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,083,840
	Maricopa Co. Unified School District
	No. 89 (Dysart)
1,500,000	6.000%, 07/01/28	NR/A+/NR	1,630,845
	Maricopa Co. Unified School District
	No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	Aa3/NR/NR	535,465
	Mohave Co. Unified School District
	No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	A2/AA/NR	1,262,338
	Pima Co. Unified School District No. 1
	(Tucson)
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa3/AA/NR	1,606,395
	Pima Co. Unified School District
	No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,160,150
	Pinal Co. High School District
	No. 82 (Casa Grande)
640,000	5.000%, 07/01/24	NR/A+/NR	684,819
	Pinal Co. Unified School District
	No. 1 (Florence)
1,500,000	5.000%, 07/01/27 NPFG/FGIC
	Insured	A3/AA-/NR	1,546,080
	Total School District		11,042,582
	Total Pre-Refunded General
	Obligation Bonds		14,237,902

	Pre-Refunded\Escrowed to
	Maturity Revenue Bonds (13.4%)
	Excise Tax (2.2%)
	Rio Nuevo Facilities District (Tucson)
1,500,000	6.500%, 07/15/24 AGC Insured	A2/AA/NR	1,648,350
	Scottsdale Municipal Property Corp.
3,000,000	4.500%, 07/01/20 AMBAC Insured	Aa1/AAA/AAA	3,081,120

14 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (continued)	and Fitch	Value

	Excise Tax (continued)
	Scottsdale Municipal Property Corp.
	Water & Sewer Project
$2,000,000	5.000%, 07/01/28	Aa1/AAA/AAA	$2,143,660
	Total Excise Tax		6,873,130

	Higher Education (0.6%)
	Cochise Co. Community College District
1,825,000	5.125%, 07/01/28 AGC Insured	A2/NR/NR	1,956,729

	Hospital (1.9%)
	Maricopa Co. Hospital Revenue
	(Sun Health)
1,500,000	5.000%, 04/01/25	NR/NR/NR*	1,787,160
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,667,087
	University Medical Center
	Hospital Revenue
910,000	6.500%, 07/01/39	NR/NR/NR*	1,045,135
500,000	6.000%, 07/01/39	NR/NR/NR*	608,165
	Total Hospital		6,107,547

	Lease (2.0%)
	Arizona School Facilities Board COP
1,000,000	5.125%, 09/01/21 AGC Insured	Aa3/AA/NR	1,079,840
3,000,000	5.500%, 09/01/23	Aa3/AA-/NR	3,260,700
	State of Arizona COP
2,000,000	5.000%, 09/01/26 AGMC Insured	Aa3/AA/NR	2,113,680
	Total Lease		6,454,220

	Mortgage (1.3%)
	Maricopa Co. Industrial Development
	Authority Multi-Family Mortgage
	Revenue (National Health Project)
430,000	5.500%, 01/01/18 AGMC
	Insured ETM	A2/AA/NR	443,162
	Maricopa Co. Industrial Development
	Authority Single Family Mortgage Revenue
3,715,000	zero coupon, 12/31/16 ETM	Aaa/AA+/NR	3,706,678
	Total Mortgage		4,149,840

15 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (continued)	and Fitch	Value

	Transportation (2.3%)
	Arizona Transportation Board Revenue
$1,900,000	5.250%, 07/01/24	Aa2/AA+/AA	$2,195,583
2,550,000	5.000%, 07/01/28	Aa1/AAA/NR	2,733,167
550,000	5.250%, 07/01/32	Aa2/AA+/NR	655,666
1,500,000	5.000%, 07/01/33	Aa1/AAA/NR	1,607,745
	Total Transportation		7,192,161

	Utility (1.2%)
	Arizona Water Infrastructure
	Finance Authority
3,500,000	5.000%, 10/01/28	Aaa/AAA/NR	3,782,240

	Water/Sewer (1.9%)
	Gilbert Water Resource Municipal
	Property Corp.
2,000,000	5.000%, 10/01/29 NPFG Insured	A3/AA+/AA	2,081,960
	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured	A1/AA/NR	1,749,642
	Pima Co. Sewer Revenue System
2,000,000	5.000%, 07/01/26	NR/AA/AA-	2,361,200
	Total Water/Sewer		6,192,802
	Total Pre-Refunded\Escrowed to
	Maturity Revenue Bonds		42,708,669
	Total Pre-Refunded\ Escrowed to
	Maturity Bonds		56,946,571
	Total Municipal Bonds
	(cost $296,431,715)		318,164,177

Shares	Short-Term Investment (0.8%)
2,601,473	Dreyfus Tax Exempt Cash Management,
	Institutional Shares, 0.55%**
	(cost $2,601,473)	NR/Aaam/NR	2,601,473

	Total Investments
	(cost $299,033,188-note 4)	100.4%	320,765,650
	Other assets less liabilities	(0.4)	(1,184,637)
	Net Asset	100.0%	$319,581,013

16 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Percent of
Portfolio Distribution By Quality Rating	Investments†
Aaa of Moody’s or AAA of S&P or Fitch	8.0%
Pre-refunded bonds\ ETM bonds††	17.2
Aa of Moody’s or AA of S&P or Fitch	50.0
A of Moody’s or S&P or Fitch	19.6
Baa of Moody’s or BBB of S&P or Fitch	4.3
D of S&P	0.1
Not Rated*	0.8
100.0%

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

***	Illiquid security: This security represents 0.04% of net assets. Security is in default and is non-income producing.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

See accompanying notes to financial statements.

17 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

††
Pre-refunded bonds are bonds secured by an escrow account, comprised of U.S. Government Obligations (unless otherwise noted), to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

†††	Security purchased on a delayed delivery or when-issued basis.

Note:
144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

18 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2016 (unaudited)

ASSETS
Investments at value (cost $299,033,188)	$320,765,650
Interest receivable	3,700,707
Receivable for Fund shares sold	355,139
Other assets	21,385
Total assets	324,842,881
LIABILITIES
Payable for investment securities purchased	4,661,746
Payable for Fund shares redeemed	219,605
Dividends payable	165,144
Management fee payable	112,115
Distribution and service fees payable	3,785
Accrued expenses	99,473
Total liabilities	5,261,868

NET ASSETS	$319,581,013
Net Assets consist of:
Capital Stock - Authorized an unlimited number of
shares, par value $0.01 per share	$290,516
Additional paid-in capital	295,812,417
Net unrealized appreciation on investments (note 4)	21,732,462
Accumulated net realized gain on investments	541,925
Undistributed net investment income	1,203,693
	$319,581,013
CLASS A
Net Assets	$250,518,313
Capital shares outstanding	22,779,324
Net asset value and redemption price per share	$11.00
Maximum offering price per share (100/96 of $11.00)	$11.46
CLASS C
Net Assets	$18,429,681
Capital shares outstanding	1,676,091
Net asset value and offering price per share	$11.00
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$11.00	*
CLASS Y
Net Assets	$50,633,019
Capital shares outstanding	4,596,225
Net asset value, offering and redemption price per share	$11.02

See accompanying notes to financial statements.

19 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2016 (unaudited)

Investment Income:

Interest income		$5,813,864

Expenses:

Management fee (note 3)	$635,427
Distribution and service fees (note 3)	282,976
Transfer and shareholder servicing agent fees	63,782
Trustees’ fees and expenses (note 7)	50,451
Legal fees	44,767
Registration fees and dues	15,675
Shareholders’ reports	12,771
Auditing and tax fees	10,989
Insurance	6,690
Custodian fees	5,100
Chief compliance officer services (note 3)	4,492
Miscellaneous	22,499
Total expenses		1,155,619
Net investment income		4,658,245

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	153,025
Change in unrealized appreciation on
investments	826,232

Net realized and unrealized gain (loss) on
investments		979,257
Net change in net assets resulting from
operations		$5,637,502

See accompanying notes to financial statements.

20 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2016	Year Ended
	(unaudited)	March 31, 2016

OPERATIONS:
Net investment income	$4,658,245	$9,446,407
Net realized gain (loss) from
securities transactions	153,025	414,127
Change in unrealized
appreciation on investments	826,232	(788,850)
Change in net assets resulting
from operations	5,637,502	9,071,684

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(3,605,518)	(7,510,140)
Net realized gain on investments	—	(468,730)
Class C Shares:
Net investment income	(192,296)	(425,741)
Net realized gain on investments	—	(35,574)
Class Y Shares:
Net investment income	(719,803)	(1,154,185)
Net realized gain on investments	—	(77,892)
Change in net assets from
distributions	(4,517,617)	(9,672,262)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	32,478,783	46,981,416
Reinvested dividends and
distributions	3,599,649	7,909,123
Cost of shares redeemed	(19,318,629)	(31,848,006)
Change in net assets from
capital share transactions	16,759,803	23,042,533

Change in net assets	17,879,688	22,441,955

NET ASSETS:
Beginning of period	301,701,325	279,259,370

End of period*	$319,581,013	$301,701,325

*Includes undistributed net investment income of:	$1,203,693	$1,063,065

See accompanying notes to financial statements.

21 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2016 (unaudited)

1. Organization

     Aquila Tax-Free Trust of Arizona (the “Fund”), a series of Aquila Municipal Trust (prior to October 12, 2013, the Fund operated under the name Tax-Free Trust of Arizona), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business Trust and commenced operations on March 13, 1986. The Fund is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)
Fair value measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

22 | Aquila Tax-Free Trust of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2016:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices - Short-Term Investment	$2,601,473
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	318,164,177
Level 3 – Significant Unobservable Inputs	—
Total	$320,765,650

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

23 | Aquila Tax-Free Trust of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

Management has reviewed the tax positions for each of the open tax years (2013–2015) or expected to be taken in the Fund’s 2016 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2016, there were no items identified that have been reclassified among components of net assets.

i)
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% on the Fund’s net assets.

24 | Aquila Tax-Free Trust of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Fund for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended September 30, 2016, distribution fees on Class A Shares amounted to $187,857, of which the Distributor retained $13,451.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2016, amounted to $71,339. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended September 30, 2016, these payments amounted to $23,780. The total of these payments with respect to Class C Shares amounted to $95,119, of which the Distributor retained $22,565.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Arizona, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2016, total commissions on sales of Class A Shares amounted to $140,451, of which the Distributor received $26,890.

25 | Aquila Tax-Free Trust of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

4. Purchases and Sales of Securities

     During the six months ended September 30, 2016, purchases of securities and proceeds from the sales of securities aggregated $34,370,776 and $9,642,702, respectively.

     At September 30, 2016, the aggregate tax cost for all securities was $298,784,126. At September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $22,445,622 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $464,098 for a net unrealized appreciation of $21,981,524.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers’ ability to meet their obligations. The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At September 30, 2016, the Fund had all of its assets invested in the securities of Arizona issuers.

26 | Aquila Tax-Free Trust of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

6. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2016		Year Ended
	(unaudited)		March 31, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,585,913	$17,513,500	$2,203,807	24,006,382
Reinvested dividends and
distributions	264,045	2,910,796	601,856	6,547,939
Cost of shares redeemed	(1,166,083)	(12,860,452)	(2,048,997)	(22,286,916)
Net change	683,875	7,563,844	756,666	8,267,405
Class C Shares:
Proceeds from shares sold	239,125	2,640,324	434,763	4,729,665
Reinvested dividends and
distributions	14,746	162,506	37,177	404,309
Cost of shares redeemed	(253,487)	(2,800,761)	(408,504)	(4,439,895)
Net change	384	2,069	63,436	694,079
Class Y Shares:
Proceeds from shares sold	1,114,160	12,324,959	1,674,677	18,245,369
Reinvested dividends and
distributions	47,594	526,347	87,751	956,875
Cost of shares redeemed	(330,595)	(3,657,416)	(468,711)	(5,121,195)
Net change	831,159	9,193,890	1,293,717	14,081,049
Total transactions in Fund
shares	1,515,418	$16,759,803	$2,113,819	23,042,533

27 | Aquila Tax-Free Trust of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

7. Trustees’ Fees and Expenses

     For the six months ended September 30, 2016, there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2016 was $42,047. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2016, such meeting-related expenses amounted to $8,404.

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

28 | Aquila Tax-Free Trust of Arizona

     AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2016 (unaudited)

     The tax character of distributions was as follows:

	Year	Year
	Ended	Ended
	March 31, 2016	March 31, 2015
Net tax-exempt income	$9,000,717	$9,294,735
Ordinary Income	89,349	48,403
Long-term capital gains	582,196	–
	$9,672,262	$9,343,138

     As of March 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$271,388
Undistributed net realized gain on investments	413,920
Unrealized appreciation	21,757,281
Other temporary differences	(84,394)
$22,358,195

     The difference between book basis and tax basis unrealized appreciation and undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the amortization of discount securities.

29 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months								Year Ended
	Ended		Year	Year	Year		Nine Months		June 30
	9/30/16(unaudited)		Ended 3/31/16	Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011
Net asset value, beginning of period	$10.95		$10.98	$10.63	$10.97		$10.92		$10.37	$10.50
Income from investment operations:
Net investment income(1)	0.17		0.37	0.38	0.38		0.29		0.41	0.42
Net gain (loss) on securities (both
realized and unrealized)	0.04		(0.03)	0.35	(0.34)		0.05		0.54	(0.13)
Total from investment operations	0.21		0.34	0.73	0.04		0.34		0.95	0.29
Less distributions (note 9):
Dividends from net investment income	(0.16)		(0.35)	(0.38)	(0.37)		(0.29)		(0.40)	(0.42)
Distributions from capital gains	—		(0.02)	—	(0.01)		—		—	—
Total distributions	(0.16)		(0.37)	(0.38)	(0.38)		(0.29)		(0.40)	(0.42)
Net asset value, end of period	$11.00		$10.95	$10.98	$10.63		$10.97		$10.92	$10.37
Total return (not reflecting sales charge)	1.91	%(2)	3.20%	6.92%	0.49%		3.08	%(2)	9.29%	2.80%
Ratios/supplemental data
Net assets, end of period (in millions)	$251		$242	$234	$229		$265		$274	$260
Ratio of expenses to average net assets	0.71	%(3)	0.71%	0.73%	0.78	%(4)	0.73	%(3)	0.73%	0.73%
Ratio of net investment income to
average net assets	2.99	%(3)	3.36%	3.49%	3.59	%(4)	3.50	%(3)	3.78%	4.07%
Portfolio turnover rate	3	%.(2)	10%	14%	10%		8	%(2)	17%	12%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Trust into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.73% and 3.64%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

30 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months								Year Ended
	Ended		Year	Year	Year		Nine Months		June 30
	9/30/16 (unaudited)		Ended 3/31/16	Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011
Net asset value, beginning of period	$10.95		$10.98	$10.63	$10.97		$10.92		$10.37	$10.50
Income from investment operations:
Net investment income(1)	0.12		0.28	0.29	0.29		0.22		0.31	0.33
Net gain (loss) on securities (both
realized and unrealized)	0.04		(0.03)	0.34	(0.34)		0.05		0.55	(0.13)
Total from investment operations	0.16		0.25	0.63	(0.05)		0.27		0.86	0.20
Less distributions (note 9):
Dividends from net investment income	(0.11)		(0.26)	(0.28)	(0.28)		(0.22)		(0.31)	(0.33)
Distributions from capital gains	—		(0.02)	–	(0.01)		–		–	–
Total distributions	(0.11)		(0.28)	(0.28)	(0.29)		(0.22)		(0.31)	(0.33)
Net asset value, end of period	$11.00		$10.95	$10.98	$10.63		$10.97		$10.92	$10.37
Total return (not reflecting CDSC)	1.48	%(2)	2.34%	6.02%	(0.36)%		2.43	%(2)	8.36%	1.93%
Ratios/supplemental data
Net assets, end of period (in millions)	$18		$18	$18	$16		$24		$21	$15
Ratio of expenses to average net assets	1.57	%(3)	1.56%	1.58%	1.63	%(4)	1.57	%(3)	1.58%	1.57%
Ratio of net investment income to
average net assets	2.13	%(3)	2.51%	2.63%	2.74	%(4)	2.64	%(3)	2.91%	3.21%
Portfolio turnover rate	3	%(2)	10%	14%	10%		8	%(2)	17%	12%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Trust into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.58% and 2.79%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

31 | Aquila Tax-Free Trust of Arizona

AQUILA TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months								Year Ended
	Ended		Year	Year	Year		Nine Months		June 30
	9/30/16 (unaudited)		Ended 3/31/16	Ended 3/31/15	Ended 3/31/14		Ended 3/31/13†		2012	2011
Net asset value, beginning of period	$10.97		$11.00	$10.65	$10. 99		$10. 94		$10. 39	$10. 52
Income from investment operations:
Net investment income(1)	0.17		0.38	0.40	0.40		0.30		0.42	0.44
Net gain (loss) on securities (both
realized and unrealized)	0.05		(0.02)	0.34	(0.34)		0.05		0.55	(0.14)
Total from investment operations	0.22		0.36	0.74	0.06		0.35		0.97	0.30
Less distributions (note 9):
Dividends from net investment income	(0.17)		(0.37)	(0.39)	(0.39)		(0.30)		(0.42)	(0.43)
Distributions from capital gains	—		(0.02)	–	(0.01)		–		–	–
Total distributions	(0.17)		(0.39)	(0.39)	(0.40)		(0.30)		(0.42)	(0.43)
Net asset value, end of period	$11.02		$10.97	$11.00	$10.65		$10.99		$10.94	$10.39
Total return	1.99	%(2)	3.38%	7.07%	0.64%		3.20	%(2)	9.44%	2.95%
Ratios/supplemental data
Net assets, end of period (in millions)	$51		$41	$27	$20		$24		$16	$11
Ratio of expenses to average net assets	0.56	%(3)	0.56%	0.58%	0.63	%(4)	0.58	%(3)	0.58%	0.58%
Ratio of net investment income to
average net assets	3.15	%(3)	3.49%	3.63%	3.74	%(4)	3.64	%(3)	3.92%	4.22%
Portfolio turnover rate	3	%(2)	10%	14%	10%		8	%(2)	17%	12%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
Includes expenses incurred in connection with the reorganization of the Trust into a series of Aquila Municipal Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.58% and 3.79%, respectively, for the year ended March 31, 2014.

†	Effective December 1, 2012, the Fund changed its fiscal year end from June 30 to March 31. The information presented is for the period July 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

32 | Aquila Tax-Free Trust of Arizona

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (“12b-1”) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2016 and held for the six months ended September 30, 2016.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2016

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	1.91%	$1,000.00	$1,019.10	$3.59
Class C	1.48%	$1,000.00	$1,014.80	$7.93
Class Y	1.99%	$1,000.00	$1,019.90	$2.84

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.71%, 1.57% and 0.56% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

33 | Aquila Tax-Free Trust of Arizona

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2016

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021. 51	$3.60
Class C	5.00%	$1,000.00	$1,017. 20	$7.94
Class Y	5.00%	$1,000.00	$1,022. 26	$2.84

(1)
Expenses are equal to the annualized expense ratio of 0.71%, 1.57% and 0.56% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

34 | Aquila Tax-Free Trust of Arizona

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Fund publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2016, the Fund did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2016, $9,000,717 of dividends paid by Aquila Tax-Free Trust of Arizona, constituting 93% of total dividends paid, were exempt-interest dividends, and $582,196 of dividends paid by the Fund constituting 6% of total dividends paid were capital gains: and the balance was ordinary income.

     Prior to February 15, 2017, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2016 calendar year.

35 | Aquila Tax-Free Trust of Arizona

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Trust pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Trust, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement for the Trust.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2016. The independent Trustees met telephonically on August 30, 2016 and in person on September 18, 2016 to review and discuss the contract review materials.  The Trustees considered, among other things, information presented by the Manager. They also considered information presented in a report prepared by an independent consultant with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Trust’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting.

     At the meeting held on September 18, 2016, based on their evaluation of the information provided by the Manager and the independent consultant, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2017. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees reviewed the Manager’s investment approach for the Trust and its research process. The Trustees considered that the Manager had provided all advisory and administrative services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital. The Trustees considered the personnel of the Manager who provide investment management services to the Trust. The Manager has employed Mr. Todd Curtis as portfolio manager for the Trust and has established facilities and capabilities for credit analysis of the Trust’s portfolio securities. The Trustees noted the extensive experience of the portfolio manager. They considered that Mr. Curtis is based in Phoenix, Arizona and that he has a comprehensive understanding regarding the economy of the State of Arizona and the securities in which the Trust invests, including those securities with less than the highest ratings from the rating agencies. The Trustees also noted that the Trust did not own any Puerto Rico municipal bonds during the review period.

36 | Aquila Tax-Free Trust of Arizona

     The Trustees noted that the Manager has additionally provided all administrative services to the Trust and provided the Trust with personnel (including Trust officers) and other resources that are necessary for the Trust’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Trust’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Trust were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Trust

     The Trustees reviewed the Trust’s performance (Class A shares) and compared its performance to the performance of:

•
the funds in the Trust’s peer group (the “Peer Group”), as selected by the independent consultant (six Arizona intermediate and long municipal bond funds, as classified by Morningstar, that charge a front-end sales charge);

•
the funds in the Trust’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Trust’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Trust’s average annual total return was lower than the average annual total return of the funds in the Peer Group for each of the one and five-year periods ended June 30, 2016 but equal to or 0.01% lower than the average annual total return of the funds in the Peer Group for the three and ten-year periods ended June 30, 2016, respectively. The Trustees also considered that, as reflected in the Consultant’s Report, the Trust’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten-year periods ended June 30, 2016, as well as the benchmark index for each of the one, three and five year periods ended June 30, 2016. The Trustees determined that, as reflected in the Consultant’s Report, the Trust delivered above-average results on a risk-adjusted basis for the three and five year periods ended June 30, 2016 (as evidenced by its Sharpe ratio) when compared to the funds in the Product Category for Performance. The Trustees noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees or expenses.

37 | Aquila Tax-Free Trust of Arizona

     The Trustees discussed the Trust’s performance record with the Manager and considered the Manager’s view that the Fund’s performance, as compared to its peer group, was explained in part by the Fund’s generally higher-quality portfolio and lower duration.

     The Trustees considered the Fund’s investment performance to be consistent with the investment objectives of the Fund. Evaluation of the investment performance of the Trust indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Trust Expenses

     The Trustees reviewed the Trust’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•
the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which eight or more mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Trust’s contractual advisory fee was lower than the average and median contractual advisory fee of the funds in the Peer Group (at the Trust’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels).

     The Trustees noted that the Trust’s actual management fee was higher than the average actual management fee of the funds in the Peer Group (after giving effect to fee waivers in effect for those funds) but lower than the average actual management fee of the funds in the Product Category for Expenses (after giving effect to fee waivers in effect for those funds). They noted that the Trust’s expenses were less than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers in effect for those funds).

     The Trustees reviewed management fees charged by the Manager to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager with respect to the Trust. In evaluating the fees associated with the other funds, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those funds.

     The Trustees concluded that the advisory fee and expenses of the Trust were reasonable in relation to the nature and quality of the services provided by the Manager to the Trust.

38 | Aquila Tax-Free Trust of Arizona

Profitability

     The Trustees received materials from each of the Manager and the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Trust, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Trust. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Trust, including the methodology used by the Manager in allocating certain of its costs to the management of the Trust. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Trust. The Trustees considered that the materials indicated that the Trust’s fees are already generally lower than those of its peers, including those with breakpoints. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Trust.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Trust

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliate, by providing services to a number of funds including the Trust, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliate, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

39 | Aquila Tax-Free Trust of Arizona

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Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC 120
West 45th Street, Suite 3600
New York, New York 10036

Board of Trustees
John C. Lucking, Chair
Diana P. Herrmann, Vice Chair
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Grady Gammage, Jr.
Glenn P. O’Flaherty
James R. Ramsey
Laureen L. White

Officers
     Diana P. Herrmann, President
 Charles E. Childs, III, Executive Vice President
 and Secretary
Todd W. Curtis, Senior Vice President
 and Portfolio Manager
Marie E. Aro, Senior Vice President
 Paul G. O’Brien, Senior Vice President
 Craig T. DiRuzzo, Vice President
 Randall S. Fillmore, Chief Compliance Officer
 Joseph P. DiMaggio, Chief Financial Officer
and Treasurer

Distributor
AQUILA DISTRIBUTORS LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
 4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
THE BANK OF NEW YORK MELLON
 225 Liberty
Street New York, New York 10286

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA MUNICIPAL TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee February 3, 2017

By:	/s/ Joseph P. DiMaggio
February 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee February 3, 2017

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer February 3, 2017

AQUILA MUNICIPAL TRUST

EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.